As filed with the Securities and Exchange Commission on December 30, 2009

1933 Act Registration No. 033-48940

1940 Act Registration No. 811-06722

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 66

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 66

FORWARD FUNDS

(Exact Name of Registrant as Specified in Charter)

433 California Street, 11th Floor

San Francisco, California 94104

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-999-6809

J. ALAN REID, JR.

Forward Funds

433 California Street, 11th Floor

San Francisco, California 94104

(Name and address of agent for service of process)

COPIES TO:

DOUGLAS P. DICK

Dechert LLP

4675 MacArthur Court, Suite 1400

Newport Beach, California 92660-8842

(Name and address of agent for service of process)

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On December 31, 2009 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

FORWARD EMERGING MARKETS FUND

FORWARD GLOBAL INFRASTRUCTURE FUND

FORWARD INTERNATIONAL SMALL COMPANIES FUND

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

FORWARD SELECT INCOME FUND

FORWARD SMALL CAP EQUITY FUND

FORWARD TACTICAL GROWTH FUND

PROSPECTUS

CLASS M SHARES

December 31, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. It is a criminal offense to say otherwise.

Forward Funds, like any other mutual funds, try to meet their stated investment goals but there is no guarantee that the goals will be met. Investments in the Funds are not bank deposits; they are not insured by the FDIC, the Federal government or any other agency.

Forward Funds also offers Class A, Class B, Class C, Investor Class and Institutional Class shares by separate Prospectuses, which are available upon request.

FORWARD EMERGING MARKETS FUND

OBJECTIVE

The Forward Emerging Markets Fund seeks to achieve long-term growth of capital. There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING PRIMARILY IN EQUITY SECURITIES OF COMPANIES IN EMERGING MARKET COUNTRIES

The Forward Emerging Markets Fund seeks to achieve its investment objective by investing at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of emerging market companies. This investment policy and the name of the Fund with respect to emerging markets companies may not be changed without at least 60 days’ prior written notice to shareholders. The Fund normally invests in at least fifteen but not fewer than eight emerging market countries. Equity securities include common and preferred stocks, investment company shares, convertible debt securities, warrants, subscription rights and depositary receipts for foreign stocks. The Fund may invest in securities of any market capitalization.

Emerging market countries are those identified as developing or emerging countries by the World Bank, International Finance Corporation or United Nations or countries not listed in the Morgan Stanley Capital International World Index. Currently, emerging market countries may include those in Latin America, Southeast Asia, Africa, Eastern Europe and the Middle East. A company generally will be considered to be located in an emerging market country if it meets one or more of the following criteria: (i) the issuer of the security is organized under the laws of, or maintains its principal place of business in, the country; or (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country, or it has at least 50% of its assets in the country.

In allocating the Fund’s assets among emerging market countries, the sub-advisor uses a proprietary database to screen for countries that meet the following standards:

•	Suitable safe custody of assets and freedom of capital movement;

•	A higher than average number of undervalued stocks when comparing the companies against their benchmark values;

•	A favorable domestic liquidity environment;

•	A reasonably liquid and diverse stock market;

•	A good or improving fiscal balance; and

•	An undervalued or fairly valued exchange rate, combined with sustainable trade and current account balances.

In selecting individual emerging market stocks, the sub-advisor looks for companies with one or more of the following:

•	Current or potential high and stable cash generation;

•	Strong, liquid balance sheets;

FORWARD EMERGING MARKETS FUND

•	Asset valuations significantly below replacement cost, or below the average for its sector on a global basis. The sub-advisor will also consider the debt of a company;

•	A high free cash flow relative to the stock price; and

•	In the case of banks, a low stock price relative to the asset base, combined with a high return on equity.

The Fund will be co-managed by Forward Management, LLC, the Fund’s investment advisor (“Forward Management”), and the sub-advisor.

Forward Management will directly manage the Fund’s cash position (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Under normal market conditions and if market conditions warrant, the Fund may hold up to 10% of its net assets in cash. Forward Management will monitor the Fund’s cash flows and invest any unmanaged cash until it is needed. Forward Management may invest unmanaged cash in futures, options, exchange-traded funds, structured notes, commercial paper, obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, or investment-grade U.S. corporate bonds with a duration of less than two years so that the Fund may maintain exposure to emerging markets or to otherwise attempt to generate investment return.

The remaining assets of the Fund will be allocated to the Fund’s sub-advisor. The sub-advisor will manage the Fund using the strategy described above. The sub-advisor intends that the portion of the Fund that it manages will be fully invested at all times.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD EMERGING MARKETS FUND?

As with any mutual fund investment, an investment in the Forward Emerging Markets Fund may cause you to lose some or all of the money you invested. Because the securities in which the Forward Emerging Markets Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Forward Emerging Markets Fund.

•	Emerging Market Stocks and Foreign Securities

Emerging market stocks and foreign securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies. These risks include greater likelihood of economic, political or social instability, currency fluctuations, less liquid and more volatile stock markets, the contagious effect of market or economic setbacks in one country on another emerging market country, possible governmental restrictions on currency conversions or trading, difficulty in accurately valuing emerging market stocks or selling them at their fair value, especially in down markets, a lack of government regulation and different legal systems, immature economic structures, less regulated trading environments and the availability of less information about emerging market companies because of less rigorous accounting and regulatory standards.

FORWARD EMERGING MARKETS FUND

•	Common Stocks

The Fund invests in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stocks. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services.

•	Currency Transactions

If a security is denominated in a foreign currency, the value of the security fluctuates if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of the Fund’s shares. Costs are incurred by the Fund in connection with conversions between currencies. Currency risks are greater in lesser developed markets and can be unpredictably affected by external events. Fund managers are authorized to hedge against currency risks but are not required to do so and may choose not to do so because of the cost or for other reasons. In accordance with its investment philosophy, the Fund’s sub-advisor generally chooses not to hedge the Fund’s currency exposure.

•	Portfolio Turnover

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains, which are taxed at ordinary income rates.

•	Uninvested Cash

The Fund may at times hold a portion of its net assets in uninvested cash. To the extent that the Fund holds uninvested cash, the Fund may lose the benefit of market increases as, generally, uninvested cash offers less potential for gains than other types of securities in which the Fund may invest.

FORWARD EMERGING MARKETS FUND

PERFORMANCE HISTORY

The following bar chart shows the annual total returns of the Institutional Class shares of the Fund, which are not offered in this Prospectus, for the years indicated, together with the best and worst quarters during those years. Returns of the Institutional Class shares are shown because Class M shares were not offered during any of the periods shown. Class M shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses.

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, as applicable, and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the Fund (before and after taxes) is not necessarily an indication of future performance.

The Institutional Class of the Pictet Global Emerging Markets Fund was reorganized into the Institutional Class of the Forward Emerging Markets Fund on September 15, 2004. Performance figures shown below for periods prior to September 15, 2004 represent performance of the Institutional Class shares of the Pictet Global Emerging Markets Fund.

Best Quarter - June 30, 1999	35.70%
Worst Quarter - September 30, 2008	-29.38%

FORWARD EMERGING MARKETS FUND

Average Annual Total Returns For the period ended December 31, 2008	1 Year	5 Years	10 Years	Since Inception
Forward Emerging Markets Fund – Institutional Class(1)
Return Before Taxes	-55.19%	6.07%	9.10%	3.99%
Return After Taxes on Distributions(2)(3)	-55.54%	5.03%	8.48%	3.46%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-35.71%	5.41%	8.13%	3.46%
MSCI Emerging Markets Index(4)	-53.18%	8.02%	9.86%	4.58%
(1)	The Fund began offering Institutional Class shares on October 4, 1995.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.
(3)	After-tax returns reflect subsequent recharacterizations of distributions for Federal income tax purposes based on available information for the tax years 2004, 2005 and 2006. Recharacterizations include reclassification of distributions allowed by Federal tax law and reported to shareholders for capital gains, qualified dividend income, returns of capital and Section 1250 distributions, where applicable.
(4)	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.

FORWARD EMERGING MARKETS FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Emerging Markets Fund.

Shareholder Fees

As an investor in Class M shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Class M
Management Fee	1.25%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees(1)	0.00%
Other Expenses(2)	0.49%
Total Annual Fund Operating Expenses	1.74%
Fee Waiver(3)	-0.35%
Net Expenses	1.39%
(1)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.10% of the Fund’s average daily net assets attributable to the Class M shares may be used to pay shareholder servicing fees.
(2)	Other Expenses are based on estimated amounts for the current year.
(3)	The Fund’s investment advisor has contractually agreed to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.39%. Pursuant to this agreement, the Fund will reimburse the investment advisor for any fee waivers and expense reimbursements made by the investment advisor, provided that any such reimbursements made by the Fund to the investment advisor will not cause the Fund’s expenses to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

FORWARD EMERGING MARKETS FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward Emerging Markets Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in Class M shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Because no sales loads apply to Class M shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Class M
1 Year	$142
3 Years	$514
5 Years	$911
10 Years	$2,020

FORWARD GLOBAL INFRASTRUCTURE FUND

OBJECTIVE

The Forward Global Infrastructure Fund seeks to achieve total return through capital appreciation and current income. The Fund invests primarily in global infrastructure-related securities.

PRINCIPAL INVESTMENT STRATEGIES

The Forward Global Infrastructure Fund seeks to meet its objective by investing, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes, if any, in U.S. and non-U.S. infrastructure-related securities issued by companies involved in the construction, development, financing or operation of infrastructure assets. This investment policy and the name of the Fund with respect to infrastructure-focused securities may not be changed without at least 60 days prior written notice to shareholders. Infrastructure assets are the physical structures and networks that provide necessary services to society such as transportation and communications networks; water, sewer and energy utilities; energy storage and transportation; and public service facilities. Infrastructure-related businesses may also provide the services and raw materials necessary for the construction and maintenance of infrastructure assets, including mining, shipping, timber, steel, alternative energy, agriculture and energy production and exploration. In complying with this 80% investment requirement, the Fund may invest in common, convertible and preferred stock, debt securities and limited partnership interests, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include rights, warrants, futures, options, exchange-traded funds (“ETFs”), American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Under normal market conditions, the Fund will invest significantly (at least 40% of its net assets—unless market conditions are not deemed favorable by the Advisor, in which case the Fund would invest at least 30% of its net assets) in the securities of issuers organized or located outside the U.S. and that during the company’s most recent fiscal year, derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in a country outside of the U.S., or it has at least 50% of its assets in a country outside the U.S. The Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries). The Fund considers a company to be an infrastructure related company if at least 50% of its assets, gross income or net profits are attributable to infrastructure operations. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

In addition to the Fund’s focus on investments in mature infrastructure networks that generate positive cash flow and relatively stable revenue streams, the Fund will seek opportunities to participate in the growth in global infrastructure spending. The Fund may invest in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. For cash management purposes, the Fund may also hold a portion of its assets in cash or cash equivalents, including shares of money market funds.

The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). Generally,

FORWARD GLOBAL INFRASTRUCTURE FUND

ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.

The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.

The Advisor allocates the Fund’s assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund’s investment objective. In analyzing specific companies for possible investment, the Advisor utilizes fundamental investment analysis and quantitative securities analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s assets and calculating relative return potential among other things. The Advisor considers whether to sell a particular security when any of these factors materially changes.

The Advisor uses a variety of strategies in managing the Fund’s investments. It may engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options or selling securities short. The Fund has the ability to leverage its portfolio by borrowing money to purchase securities, and it may lend its portfolio securities to generate additional income. The Fund may purchase restricted securities (securities which are deemed to be not readily marketable). In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the Fund may not achieve its investment objective.

The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. The Fund may be closed to new investors at the discretion of the Advisor. Existing shareholders may continue to make additional investments after any such closing.

In general, the Advisor will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund’s objective. The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Advisor, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to stockholders, will be taxable as ordinary income.

FORWARD GLOBAL INFRASTRUCTURE FUND

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD GLOBAL INFRASTRUCTURE FUND?

Because the value of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund’s holdings may underperform its other holdings. The Fund will be significantly exposed to the risks of infrastructure-related operations. The Fund is non-diversified, which means that it is more vulnerable to risks affecting a particular issuer than a diversified fund would be. The Fund invests primarily in global securities and is therefore subject to risks related to investment outside the U.S. including currency risk, political risk and regulatory risk. More specifically, the Fund may be affected by the various types of risks discussed below.

•	Infrastructure-Related Investment Risk

Because the Fund concentrates its investments in infrastructure-related entities, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

•	General Risks

The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security’s duration, the more sensitive it is to this risk. The issuers of a debt security may default or otherwise be unable to honor a financial obligation.

The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the Fund.

•	Non-Diversification Risk

The Fund is a non-diversified fund, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. The Fund

FORWARD GLOBAL INFRASTRUCTURE FUND

must, however, comply with tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets.

As a “non-diversified” mutual fund, the Fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

•	Hedging Risk

The Fund’s hedging activities, although they are designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, they can also cause the Fund to lose money or fail to get the benefit of the gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund’s investment advisor does not expect or if the Fund cannot close out its position in a hedging instrument.

•	Inability to Sell Securities Risk

Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

•	Equity Risk

The value of the equity securities held by the Fund, and thus of the Fund’s shares, can fluctuate - at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

•	Market Risk

The Fund’s portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund’s portfolio, national and international economic and political conditions and general market conditions and market psychology.

•	Interest Rate Risk

The value of the Fund’s investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

•	Credit Risk

The value of the Fund’s debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating.

FORWARD GLOBAL INFRASTRUCTURE FUND

Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

•	Risks of Investing in Foreign Securities

Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, possible security illiquidity, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Also, certain investments in foreign securities also may be subject to foreign withholding taxes.

•	Political Risk

The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries. Investments in foreign securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability, and diplomatic developments that could affect investments in those countries.

•	Overseas Exchanges Risk

The Fund will engage in transactions on a number of overseas stock exchanges. It is possible that market practices relating clearance and settlement of securities transactions and custody of assets can pose increased risk to the fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result affect the calculation of the Fund’s net asset value per share (“NAV”)).

The Fund may engage in transactions in the stock markets of emerging market countries. Emerging market country stock markets, in general, are less liquid, smaller and less regulated than many of the developed country stock markets. Purchases and sales of investments may take longer than would otherwise be expected on developed stock markets and transactions may need to be conducted at unfavorable prices.

•	Foreign Currency Risk

Although the Fund will report its net asset value and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign

FORWARD GLOBAL INFRASTRUCTURE FUND

currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Furthermore, insofar as the Fund invests in emerging markets, there is a higher risk of currency depreciation. Historically, most emerging market country currencies have experienced significant depreciation against the U.S. dollar. Some emerging market country currencies may continue to fall in value against the U.S. dollar.

•	Currency Hedging Risk

The Fund may engage in various investments that are designed to hedge the Fund’s foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

As a result of these potential risks, the Advisor may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Advisor, have had no or limited prior experience.

FORWARD GLOBAL INFRASTRUCTURE FUND

PERFORMANCE HISTORY

The following bar chart shows the annual total return of the Class A shares of the Fund, which are not offered in this Prospectus, for the year indicated, together with the best and worst quarters during that year. Returns of the Class A shares are shown because Class M shares were not offered during any of the periods shown. Class M shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. The bar chart does not reflect the Class A shares’ maximum 5.75% sales charge (load), which would reduce performance. If the sales charge were reflected, returns would be less than those shown.

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, as applicable, and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of future performance.

The Forward Global Infrastructure Fund began operations as the Kensington Global Infrastructure Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Global Infrastructure Fund was reorganized as the Forward Global Infrastructure Fund, a new portfolio of the Forward Funds. Performance figures shown below represent performance of the Class A shares of the Kensington Global Infrastructure Fund.*

Best Quarter - June 30, 2008	-0.21%
Worst Quarter - September 30, 2008	-22.70%
*	In connection with the reorganization, the Forward Global Infrastructure Fund changed investment advisor to Forward Management, LLC.

FORWARD GLOBAL INFRASTRUCTURE FUND

Average Annual Total Returns For the period ended December 31, 2008	1 Year	Since Inception
Forward Global Infrastructure Fund – Class A Shares(1)
Return Before Taxes	-45.60%	-29.27%
Return After Taxes on Distributions(2)	-45.56%	-29.23%
Return After Taxes on Distributions and Sale of Fund Shares(2)	-29.16%	-24.22%
S&P Global Infrastructure Index(3)	-38.98%	-23.78%
(1)	The Fund began offering Class A shares on June 29, 2007.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are presented for Class A shares, and assumes a maximum sales charge of 5.75%. After-Tax returns for other classes will vary.
(3)	The S&P Global Infrastructure Index provides liquid and tradable exposure to 75 companies from around the world that represent the listed infrastructure universe. The index has balanced weights across three distinct infrastructure clusters: utilities, transportation and energy. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.

FORWARD GLOBAL INFRASTRUCTURE FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Global Infrastructure Fund.

Shareholder Fees

As an investor in Class M shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Class M
Management Fee	0.90%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees(1)	0.00%
Other Expenses(2)	0.44%
Dividend and Interest Expense	0.01%
Total Other Expenses	0.45%
Acquired Fund Fees and Expenses(3)	0.08%
Total Annual Fund Operating Expenses	1.43%
Fee Waiver(4)	-0.09%
Net Expenses	1.34%
(1)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.10% of the Fund’s average daily net assets attributable to the Class M shares may be used to pay shareholder servicing fees.
(2)	Other Expenses are based on estimated amounts for the current fiscal year.
(3)	The Fund indirectly bears a pro rata share of the fees and expenses of each ETF or other investment company in which it invests. Since “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, and therefore information presented in the Annual Fund Operating Expenses table will differ from that presented in the Financial Highlights.
(4)	The Fund’s investment advisor has contractually agreed to waive a portion of its fees and reimburse other expenses until June 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.25%. Pursuant to this agreement, the Fund will reimburse the investment advisor for any fee waivers and expense reimbursements made by the investment advisor, provided that any such reimbursements made by the Fund to the investment advisor will not cause the Fund’s expenses to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

FORWARD GLOBAL INFRASTRUCTURE FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward Global Infrastructure Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in Class M shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Because no sales loads apply to Class M shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Class M
1 Year	$136
3 Years	$443
5 Years	$773
10 Years	$1,703

FORWARD INTERNATIONAL SMALL COMPANIES FUND

OBJECTIVE

The Forward International Small Companies Fund seeks to achieve long-term growth of capital. There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING IN EQUITY SECURITIES OF COMPANIES WITH SMALL MARKET CAPITALIZATIONS LOCATED OUTSIDE THE UNITED STATES

The Forward International Small Companies Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies with small market capitalizations located outside the United States. This investment policy and the name of the Fund with respect to small companies may not be changed without at least 60 days’ prior written notice to shareholders. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, in medium and large capitalization companies. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries.

A company generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer of the security is organized under the laws of, or maintains its principal place of business in, the country; or (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country, or it has at least 50% of its assets in the country. Emerging market countries are those identified as developing or emerging countries by the World Bank, International Finance Corporation or United Nations or countries not listed in the Morgan Stanley Capital International World Index. Currently, emerging market countries may include those in Latin America, Southeast Asia, Africa, Eastern Europe and the Middle East.

For the Fund, equity securities include common and preferred stocks, investment company shares, convertible debt securities, warrants, subscription rights and depositary receipts for foreign stocks.

The sub-advisor typically focuses its research on companies that are capitalized at less than $4 billion. The sub-advisor does not apply a strict minimum size test in determining which securities to purchase but rather looks to the liquidity of the security. As a result, the sub-advisor normally does not invest in companies with a market capitalization lower than $150 million, although it may do so.

The Fund’s sub-advisor uses a “bottom-up” approach to try to identify companies with outstanding investment potential. The objective is to identify approximately 120-130 top investment opportunities using a systematic approach to stock selection and portfolio construction. The selection process consists of three stages:

•	Research Short List
•	Primary Research
•	Stock Selection

The Fund’s sub-advisor screens more than 10,000 companies to obtain a list of candidates for the next stage using screening parameters and other inputs. The sub-advisor

FORWARD INTERNATIONAL SMALL COMPANIES FUND

uses both an absolute measure of value, based on returns to equity investors, and a relative measure, based on return on capital employed.

At the primary research stage, the sub-advisor conducts a detailed review of the investment candidate. Topics covered include strategy, operations, internal controls and management. The sub-advisor also undertakes a thorough review of financial statements focusing on balance sheet strength, operating performance and valuation.

Finally, at the stock selection stage, the sub-advisor constructs the portfolio using a team approach. The Fund’s exposure is monitored at the regional, sector and stock level.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD INTERNATIONAL SMALL COMPANIES FUND?

As with any mutual fund investment, an investment in the Forward International Small Companies Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

•	Small Capitalization Stocks

Smaller companies may offer greater investment value than larger companies, but they present greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

•	Foreign Securities

Investments in foreign securities may present more risk than investing in U.S. securities because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, exit levies, a lack of adequate company information, less liquid and more volatile markets, a lack of government regulation and different legal systems. Investments in emerging markets involve even greater risks such as immature economic structures and less regulated trading environments.

•	Currency Transactions

If a security is denominated in a foreign currency, the value of the security fluctuates if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of the Fund’s shares. Costs are incurred by the Fund in connection with conversions between currencies. Currency risks are greater in lesser-developed markets and can be unpredictably affected by external events. The sub-advisor is authorized to hedge against currency risks but is not required to do so and may choose not to do so because of the cost or for other reasons. In accordance with its investment philosophy, the Fund’s sub-advisor generally chooses not to hedge the Fund’s currency exposure.

FORWARD INTERNATIONAL SMALL COMPANIES FUND

•	Portfolio Turnover

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains, which are taxed at ordinary income rates.

•	Common Stocks

The Fund invests in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stocks. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services.

PERFORMANCE HISTORY

The following bar chart shows the annual total returns of the Institutional Class shares of the Fund, which are not offered in this Prospectus, for the years indicated, together with the best and worst quarters during those years. Returns of the Institutional Class shares are shown because Class M shares were not offered during any of the periods shown. Class M shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses.

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, ten years, as applicable, and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the Fund (before and after taxes) is not necessarily an indication of future performance.

FORWARD INTERNATIONAL SMALL COMPANIES FUND

The Institutional Class of the Pictet International Small Companies Fund was reorganized into the Institutional Class of the Forward International Small Companies Fund on December 23, 2003. Performance figures shown below for periods prior to December 23, 2003 represent performance of the Institutional Class shares of the Pictet International Small Companies Fund.

Best Quarter - December 31, 1999	44.70%
Worst Quarter - September 30, 2008	-23.85%

Average Annual Total Returns For the period ended December 31, 2008	1 Year	5 Years	10 Years	Since Inception
Forward International Small Companies Fund – Institutional Class(1)
Return Before Taxes	-46.42%	2.99%	9.00%	6.91%
Return After Taxes on Distributions(2)(3)	-46.49%	1.97%	7.75%	4.94%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-29.90%	2.55%	7.61%	5.06%
MSCI EAFE Small Cap Index(4)	-46.78%	1.51%	4.71%	1.56%
(1)	The Fund began offering Institutional Class shares on February 7, 1996.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Institutional Class shares. After-tax returns for other classes will vary.
(3)	After-tax returns reflect subsequent recharacterizations of distributions for Federal income tax purposes based on available information for the tax years 2004, 2005 and 2006. Recharacterizations include reclassification of distributions allowed by Federal tax law and reported to shareholders as capital gains, qualified dividend income, returns of capital and Section 1250 distributions, where applicable.
(4)	The MSCI EAFE Small Cap Index is an unmanaged, market-weighted index of small companies in developed markets, excluding the U.S. and Canada. Investors cannot invest directly in an index. The index figures do not reflect any deductions for fees, expenses or taxes.

FORWARD INTERNATIONAL SMALL COMPANIES FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward International Small Companies Fund.

Shareholder Fees

As an investor in Class M shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Class M
Management Fee	1.00%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees(1)	0.00%
Other Expenses(2)	0.25%
Total Annual Fund Operating Expenses	1.25%
(1)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.10% of the Fund’s average daily net assets attributable to the Class M shares may be used to pay shareholder servicing fees.
(2)	Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward International Small Companies Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in Class M shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to Class M shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Class M
1 Year	$127
3 Years	$396
5 Years	$686
10 Years	$1,510

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

OBJECTIVE

The Forward Long/Short Credit Analysis Fund seeks to maximize total return (capital appreciation and income). There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - LONG/SHORT CREDIT ANALYSIS

The Forward Long/Short Credit Analysis Fund seeks to achieve its investment objective by investing primarily in a non-diversified portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging market debt, floating rate or zero coupon securities and non-convertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures and options and other derivative instruments. The value of a derivative instrument “derives” from the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The Fund may invest in derivatives both for hedging purposes and in an attempt to achieve investment returns consistent with the Fund’s investment objective. These instruments include options, futures contracts, forward currency contracts, swap agreements (including, but not limited to, interest rate swaps, credit default swaps and total return swaps) and similar instruments. The Fund’s sub-advisor may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. There is limited consensus as to what constitutes a “derivative.” For the Fund’s purposes, derivatives also include specially structured types of mortgage and asset-backed securities and dollar denominated securities whose values are linked to foreign currencies. The Fund’s ability to use derivatives may be limited by certain regulatory and tax considerations.

The Fund will be actively managed and will seek to maximize total rate of return and minimize investment risk using a credit-based, relative value investment strategy. The Fund will seek to deliver uncorrelated returns versus other investment alternatives and asset classes by taking advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit risk markets.

The Fund uses a “credit long/short” investment strategy based on credit assessments of individual issues and sectors, rather than relying on a forecast of the future direction of interest rates. This investment strategy also incorporates certain “relative value” elements. The Fund’s sub-advisor will screen various sectors in order to attempt to locate undervalued and overlooked opportunities, as well as to attempt to exploit certain arbitrage opportunities among the various fixed income markets. The Fund’s sub-advisor expects to express positive views on specific credits by taking long positions in cash bonds and/or selling credit default swaps and negative views on specific credits by taking short positions in cash bonds and/or purchasing credit default swaps. The Fund’s short positions may equal up to 100% of the Fund’s net asst value, and it is possible that at certain times, the Fund may be approximately “100% short.” A short sale is a transaction in which the Fund sells a security it does not own (and that it borrows) in anticipation that the market price of that security will decline. When the Fund sells a security short, it incurs an obligation to replace the security borrowed at whatever its price may be at the time it purchases the security for delivery to the securities lender. The Fund will realize a gain if, at that time, the price of the security is less than the price of the

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

security when it was sold short, and will realize a loss if, at that time, the price of the security is greater than the price of the security when it was sold short.

The sub-advisor may at any time position Fund investments in any industry sector, although the Fund will not invest more than 25% of its assets (including borrowings for investment purposes and proceeds from short selling, if any) in any one industry sector.

To the extent deemed by the Fund’s sub-advisor to be consistent with the objective of maximizing total return, the Fund may invest without limit in federally tax-exempt municipal bonds.

The Fund may invest in debt securities rated investment grade and below investment grade, including certain “unrated” securities, which may include private placements and restricted securities. Securities rated in the “Baa” category or above by Moody’s Investors Service (“Moody’s”), or “BBB” category or above by Standard & Poor’s Corporation (“S&P”), or Fitch Investors Service (“Fitch”), or comparable unrated securities are referred to as investment grade securities. Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. The Fund may invest its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in below investment grade securities without restriction. The Fund may take positions in debt securities that rank junior to other outstanding securities and obligations of an issuer, all or a significant portion of which may be secured by substantially all of that issuer’s assets. The Fund may take positions in debt securities that are not protected by financial covenants or limitations on additional indebtedness. The Fund may invest in securities that are moral obligations of issuers or subject to appropriations. In such situations, the Fund will be subject to additional credit and liquidity risks. The Fund may invest in debt securities of any maturity.

The Fund will seek to control risk by hedging portfolio risk through both long and short positions, based on individual credit evaluations, as well as by engaging in certain strategies such as interest rate swaps, credit default swaps, total return swaps, futures and options to hedge the portfolio’s interest rate risk. However, there is no assurance that any hedging techniques employed by the Fund’s sub-advisor will be successful or that hedging strategies will be available if sought by the Fund’s sub-advisor. The Fund may also engage in such strategies in an attempt to achieve the Fund’s investment objective.

The Fund may also engage in borrowing for cash management purposes or for investment purposes, in order to increase its holdings of portfolio securities and/or to collateralize short sale positions.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD LONG/SHORT CREDIT ANALYSIS FUND?

As with any mutual fund investment, an investment in the Forward Long/Short Credit Analysis Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value and the Fund’s short selling and borrowing activities and other investment techniques may cause losses to the Fund, the net asset value of the Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

•	Nature of Investments

Subject to the Fund’s investment policies, the sub-advisor has broad discretion in making investments for the Fund. The Fund’s investments generally consist of municipal bonds, corporate bonds and other fixed income securities that may be affected by business, financial market or legal uncertainties. There can be no assurance that the sub-advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of and return on investments or on the results of short selling or borrowing activity. Prices of investments may be volatile, and a variety of factors that are inherently difficult to predict, such as domestic or international economic and political developments, may significantly affect the results of the Fund’s activities and the value of its investments. In addition, the value of the Fund’s portfolio may fluctuate as the general level of interest rates fluctuates.

•	Debt Securities

Debt securities in which the Fund may invest are subject to several types of investment risk. They may have market or interest rate risk, which means their value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of the Fund’s investments in bonds. Investments in these types of securities pose the risk that the sub-advisor’s forecast of the direction of interest rates might be incorrect. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

There may be credit risk, which is a risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that the U.S. government will support certain Federal agency or government-sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest.

Call or income risk exists with corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. The Fund would have to reinvest the proceeds at a possibly lower interest rate. The Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

•	Lower-Rated Debt Securities

Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk. Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities and comparable unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish the

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing their portfolios.

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated.

•	Municipal Bonds

If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If the Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. The Fund will not be managed to qualify a specified portion of its distributions as tax-exempt.

It should also be noted that interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If a tax-exempt shareholder invests in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, if the Fund invests less than 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in federally tax-exempt municipal bonds, which may be the case from time to time, no portion of the Fund’s distributions would be designated as tax-exempt dividends.

Generally, municipal bonds are issued as general obligations of a state or local government that are secured by the issuer’s taxing power, or as revenue bonds that are secured by user fees and other revenues pledged to pay debt service on such bonds. The major portion of municipal bonds are issued to fund public projects, including economic development, education, electric power, healthcare, housing, transportation, water and sewer and pollution control.

In addition, U.S. Federal tax law has enabled governmental issuers to issue billions of dollars of tax-exempt municipal bonds on behalf of certain corporate entities for various qualified purposes. Corporate-backed municipal bonds are typically issued as limited

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

obligations of a governmental issuer payable from revenues derived pursuant to a loan, lease, installment sale or financing agreement with a corporate entity (including, but not limited to, such entities as airlines, electric utilities, healthcare facilities and industrials). Such bonds are typically treated as a long-term debt on a parity with senior unsecured bonds issued by such corporate entity, except that interest payable on corporate-backed municipal bonds is federally tax exempt. Subject to certain requirements, the Fund may be permitted to pass through to its shareholders the interest earned on municipal bonds as federally tax exempt interest dividends. For more information see “DIVIDENDS AND TAXES”. In addition, corporate credits in the municipal bond market generally trade at a higher pre-tax yield than an equivalent corporate credit in the corporate bond market and, therefore, it is possible for investments in corporate-backed municipal bonds to achieve higher relative returns than comparable investments in corporate bonds.

•	Tax Reform Risk

As the Fund will purchase the debt securities of municipal issuers, changes or proposed changes in federal tax laws could impact the value of those securities. Of particular concern would be large changes in marginal income tax rates or the elimination of the tax preference for municipal interest income versus currently taxable interest income. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio and such a failure could also result in additional taxable income to the Fund and/or shareholders. In addition, the municipal market is a fragmented market that is very technically driven. There can be regional variations in economic conditions or supply-demand fundamentals. Although the Fund may engage in short selling of municipal bonds and may enter into repurchase agreements for municipal bonds, due to operational and/or investment considerations, such activity may be infrequent and the Fund may not engage in such transactions. Any interest or other expenses incurred for the purchase of municipal bonds cannot be deducted. Bonds issued by municipalities must be held by beneficial owners for their interest to be treated as tax exempt. The municipal market is predominantly a retail buyer driven market. For these reasons, the municipal bond market is subject to very different supply-demand fundamentals than corporate markets. Public information in the municipal market is also less available than in other markets, increasing the difficulty of evaluating and valuing securities. As opposed to the majority of municipal bonds outstanding, a portion of the municipal bonds held by the Fund may be secured by payments to be made by private companies and changes in market conditions affecting such bonds, including the downgrade of a private company obligated to make such payments, could have a negative impact on the value of Fund holdings, the municipal market generally, or the Fund’s performance.

•	Derivatives

Some of the instruments in which the Fund may invest may be referred to as “derivatives,” because their value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements and similar instruments. There is limited consensus as to what constitutes a “derivative.”

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled.

The Fund may utilize derivatives for hedging purposes and to attempt to achieve investment returns. The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Use of derivatives may result in certain additional transaction costs that may reduce a Fund’s performance. In addition, where derivatives are used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by the Fund’s sub-advisor or, if available, that such techniques will be utilized by the sub-advisor. Certain derivatives may create a risk of loss greater than the amount invested. The market value of derivative instruments and securities sometimes is more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. The Fund’s sub-advisor takes these risks into account in its management of the Fund.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and the sub-advisor may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Investing in a particular derivative product requires an understanding of both the underlying instrument and the derivative itself without being able to observe the performance of the derivative under all possible market conditions. Finally, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of the Fund. If the sub-advisor inaccurately forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives, the Fund might have been in a better position if it

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by the Fund. The Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

A further description of these and other derivative instruments that the Fund may use are described in the Statement of Additional Information (“SAI”).

•	Short Sales

The Fund’s use of short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of the Fund. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities or the price of the security is otherwise rising, a “short squeeze” could occur, causing the security’s price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party) adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile. In rising securities markets, the Fund’s risk of loss related to short selling will be greater than in declining securities markets. Over time, securities markets have risen more often than they have declined.

Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition.

•	Borrowing

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of the Fund. Borrowing will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceeds the cost

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

of borrowing, the use of leverage will diminish the investment performance of the Fund. Successful use of borrowing depends on the sub-advisor’s ability to correctly predict interest rates and market movements, and there is no assurance that the use of borrowing will be successful. Capital raised through leverage will be subject to interest costs, which could exceed the income and appreciation on the securities purchased with the proceeds of the leverage. The Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit), and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate.

Some of the Fund’s portfolio securities may also be leveraged and will therefore be subject to the leverage risks described above. This additional leverage may, under certain market conditions, reduce the net asset value of the Fund.

•	Portfolio Turnover

As a result of the Fund’s investment strategies, the Fund may experience a high portfolio turnover rate (100% or more). High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns) for the Fund and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. However, the calculation of the Fund’s portfolio turnover rate excludes purchases and sales of short positions. Consequently, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

•	Non-Diversification

The Fund is a non-diversified fund, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. The Fund must, however, comply with tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets.

As a “non-diversified” mutual fund, the Fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

PERFORMANCE HISTORY

The Fund does not have a full calendar year of investment return as of the date of this Prospectus. Once the Fund has performance for at least once calendar year, a bar chart and performance table will be included in the Prospectus.

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Long/Short Credit Analysis Fund.

Shareholder Fees

As an investor in Class M shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s average daily net assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Class M
Management Fee	1.50%
Distribution (12b-1) Fees	N/A%
Shareholder Services Fees(1)	0.05%
Other Expenses(2)	0.96%
Interest Expense on Short Sales	3.56%
Total Other Expenses	4.52%
Acquired Fund Fees and Expenses(3)	0.01%
Total Annual Fund Operating Expenses	6.08%
Fee Waiver(4)	-0.91%
Net Expenses	5.17%
(1)	The Fund has adopted Shareholder Services Plans pursuant to which up to 0.10% of the average net assets attributable to Class M shares may be used to pay shareholder servicing fees.
(2)	Other Expenses are based on estimated amounts for the current fiscal year.
(3)	The Fund indirectly bears a pro rata share of the fees and expenses of each ETF or other investment company in which it invests. Since “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, and therefore information presented in the Annual Fund Operating Expenses table will differ from that presented in the Financial Highlights.
(4)	The Fund’s investment advisor has contractually agreed to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.60%. Pursuant to this agreement, the Fund will reimburse the investment advisor for any fee waivers and expense reimbursements made by the investment advisor, provided that any such reimbursements made by the Fund to the investment advisor will not cause the Fund’s expenses to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward Long/Short Credit Analysis Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in Class M shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Because no sales loads apply to Class M shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Class M
1 Year	$517
3 Years	$1,718
5 Years	$2,894
10 Years	$5,728

FORWARD SELECT INCOME FUND

OBJECTIVE

The Forward Select Income Fund seeks high current income and potential for modest long term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Forward Select Income Fund pursues its objective by investing primarily in securities of companies in the real estate industry, such as real estate investment trusts (“REITs”), master limited partnerships and other real estate firms. Its investments in these issuers are expected to include preferred stock, convertible preferred stock, debt obligations and other senior securities. The Fund may invest a significant portion of its assets in preferred stock. The Fund may also invest in common stock, rights and warrants to purchase securities, and limited partnership interests to the extent the advisor deems appropriate. There can be no assurance the Fund will achieve its investment objective.

The Advisor uses a variety of strategies in managing the Fund’s investments. It may engage in transactions designed to hedge against changes in the price of the Fund’s portfolio securities, such as purchasing put options or selling securities short. The Fund has the ability to leverage its portfolio by borrowing money in an amount up to one-third of its assets to purchase securities, and it may lend its portfolio securities to generate additional income. The Fund may purchase restricted securities (securities which are deemed to be not readily marketable).

Under normal market conditions, at least 80% of the Fund’s net assets plus borrowings for investment purposes, if any, will be invested in income-producing securities. The Fund’s investments will also be predominantly in issuers engaged primarily in the real estate business. The Fund will deem an issuer to be primarily in the real estate business if it derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or if it has at least 50% of its assets invested in real estate. Real estate companies may include REITs, real estate operating companies, companies operating businesses that own a substantial amount of real estate (such as hotels and assisted living facilities) and development companies. For liquidity, the Fund may invest a portion of its assets in high quality debt securities (securities rated within the top two rating categories by a nationally recognized rating agency), money market instruments and repurchase agreements. For temporary defensive purposes, under unusual market conditions, the Fund may invest in these instruments without limit. During periods that the Fund is investing defensively, it will not be pursuing its investment objective.

The Fund is not a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

In general, the Advisor will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund’s objective. The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover,

FORWARD SELECT INCOME FUND

and investments may be sold without regard to length of time held when, in the opinion of the Advisor, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to stockholders, will be taxable as ordinary income.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD SELECT INCOME FUND?

Because the value of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund’s holdings may underperform its other holdings. The Fund will be significantly exposed to the risks of the real estate market. The Fund is non-diversified, which means that it is more vulnerable to risks affecting a particular issuer than a diversified fund. More specifically, the Fund may be affected by the various types of risks discussed below.

The Fund’s real estate security investments expose it to the risks of the commercial real estate market. Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions such as overbuilding, employment conditions, operating costs and factors affecting particular neighborhoods. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes, rent restrictions, and infrastructure maintenance. The value of REIT securities can, additionally, be affected by changes in tax law for REITs, or failure of a particular REIT to qualify for favorable tax treatment.

While the Fund intends to comply with tax laws applicable to investment companies which require it to be diversified as to at least half of its assets, the Fund’s non-diversified status means that it is able to concentrate up to half its portfolio in the securities of a few issuers. Should the Fund pursue this strategy, it would be more exposed to risks affecting those issuers than if it held a more diversified portfolio.

The Fund may borrow amounts up to one-third of the value of its assets and may use borrowed funds to purchase securities for the Fund. This practice, known as “leveraging,” will increase returns to the Fund if the additional securities purchased increase in value more than the interest and other costs of borrowing. If the additional securities lose value, however, the loss to the Fund will be greater than if borrowed funds had not been used to make the purchase. Thus, while leveraging may produce higher returns leveraging is also considered to increase risk.

The Fund may loan certain securities in its portfolio. The loan will be fully collateralized and marked-to-market throughout the period of the loan. The Fund may experience delays in getting the securities returned and may not receive mark-to-market payments if the borrower enters bankruptcy or has other financial problems.

Short sales can cause a loss to the Fund if the price of the security sold short increases between the date of the short sale and the date on which the Fund must settle the transaction.

FORWARD SELECT INCOME FUND

Restricted securities are not registered for public sale and thus cannot easily be disposed of by the Fund, particularly at a desirable price. Because they are not publicly traded, they may also be difficult to price accurately.

•	Credit Risk

The value of the Fund’s debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

•	Interest Rate Risk

In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund’s investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

•	Market Risk

The Fund’s portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund’s portfolio, national and international economic and political conditions and general market conditions and market psychology.

•	Equity Risk

The value of the equity securities held by the Fund, and thus of the Fund’s shares, can fluctuate - at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

•	Non-Diversification Risk

The Fund is a non-diversified fund, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. The Fund must, however, comply with tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets.

As a “non-diversified” mutual fund, the Fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

•	Hedging Risks

The Fund’s hedging activities, although they are designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, they can cause the Fund to lose money or fail to get the benefit of a gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund’s investment advisor does not expect or if the Fund cannot close out its position in a hedging instrument.

FORWARD SELECT INCOME FUND

•	Securities Lending Risk

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

•	Borrowing

The Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

•	Restricted and Illiquid Securities Risk

If a security is illiquid, the Fund may not be able to sell the security at a time when the Advisor might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

FORWARD SELECT INCOME FUND

PERFORMANCE HISTORY

The following bar chart shows the annual total return of the Class A shares of the Fund, which are not offered in this Prospectus, for the years indicated, together with the best and worst quarters during those years. Returns of the Class A shares are shown because Class M shares were not offered during any of the periods shown. Class M shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. The bar chart does not reflect the Class A shares’ maximum 5.75% sales charge (load), which would reduce performance. If the sales charge were reflected, returns would be less than those shown.

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, ten years, as applicable, and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of future performance.

The Forward Select Income Fund began operations as the Kensington Select Income Fund, an investment portfolio of The Kensington Funds. On June 12, 2009, the Kensington Select Income Fund was reorganized as the Forward Select Income Fund, a new portfolio of the Forward Funds. Performance figures shown below represent performance of the Class A shares of the Kensington Select Income Fund.*

Best Quarter - June 30, 2008	10.62%
Worst Quarter - September 30, 2008	-23.83%
*	In connection with the reorganization, the Forward Select Income Fund changed investment advisor to Forward Management, LLC.

FORWARD SELECT INCOME FUND

Average Annual Total Returns For the period ended December 31, 2008	1 Year	5 Years	Since Inception
Forward Select Income Fund – Class A Shares(1)
Return Before Taxes	-43.90%	-11.72%	-0.01%
Return After Taxes on Distributions(2)	-45.24%	-13.69%	-2.56%
Return After Taxes on Distributions and Sale of Fund Shares(2)	-27.83%	-9.72%	-0.69%
Merrill Lynch Preferred Index(3)	-25.27%	-5.32%	-0.60%
(1)	The Fund began offering Class A shares on March 30, 2001.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are presented for Class A shares, and assumes a maximum sales charge of 5.75%. After-Tax returns for other classes will vary.
(3)	The Merrill Lynch Preferred Index is a capitalization-weighted index of preferred stock issues that is generally representative of the market for preferred securities. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.

FORWARD SELECT INCOME FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Select Income Fund.

Shareholder Fees

As an investor in Class M shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Class M
Management Fee	1.00%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees(1)	0.00%
Other Expenses(2)	0.27%
Dividend and Interest Expense	0.78%
Total Other Expenses	1.05%
Acquired Fund Fees and Expenses(3)	0.11%
Total Annual Fund Operating Expenses	2.16%
Fee Waiver(4)	0.00%
Net Expenses	2.16%
(1)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.10% of the Fund’s average daily net assets attributable to the Class M shares may be used to pay shareholder servicing fees.
(2)	Other Expenses are based on estimated amounts for the current fiscal year.
(3)	The Fund indirectly bears a pro rata share of the fees and expenses of each ETF or other investment company in which it invests. Since “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, and therefore information presented in the Annual Fund Operating Expenses table will differ from that presented in the Financial Highlights.
(4)	The Fund’s investment advisor has contractually agreed to waive a portion of its fees and reimburse other expenses until June 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.35%. Pursuant to this agreement, the Fund will reimburse the investment advisor for any fee waivers and expense reimbursements made by the investment advisor, provided that any such reimbursements made by the Fund to the investment advisor will not cause the Fund’s expenses to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

FORWARD SELECT INCOME FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward Select Income Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in Class M shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Because no sales loads apply to Class M shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Class M
1 Year	$219
3 Years	$676
5 Years	$1,159
10 Years	$2,489

FORWARD SMALL CAP EQUITY FUND

OBJECTIVE

The Forward Small Cap Equity Fund seeks to achieve high total return. The Fund anticipates that its investment returns are likely to be in the form of capital appreciation rather than income, since small capitalization companies often do not pay regular dividends. There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGY - INVESTING IN EQUITY SECURITIES OF COMPANIES WITH SMALL MARKET CAPITALIZATIONS

The Forward Small Cap Equity Fund invests primarily in the equity securities (common and preferred stock and securities convertible into common or preferred stock) of companies that have small market capitalizations and offer future growth potential. The Fund will invest at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of small capitalization companies. This investment policy and the name of the Fund with respect to small cap equity securities may not be changed without at least 60 days’ prior written notice to shareholders. For purposes of the Fund, small capitalization companies generally are companies with market capitalizations of up to $2.5 billion at the time of initial purchase. However, small capitalization companies may include any company with a market capitalization equal to or less than any company in the Russell 2000 Index at time of purchase so long as the purchase of those securities would not cause the average weighted market capitalization of the Fund to exceed $2.5 billion. The sub-advisor is not required to sell a stock when its market capitalization exceeds $2.5 billion although it may do so. The sub-advisor generally sells a security if the sub-advisor’s price target is met, the security becomes over-valued in the opinion of the sub-advisor, the company’s fundamentals change or if investment opportunities arise that, in the sub-advisor’s opinion, are better.

The Fund may also invest up to 20% of its net assets plus borrowings for investment purposes, if any, in foreign investments and up to 5% of its net assets plus borrowings for investment purposes, if any, in securities in emerging markets. The sub-advisor has broad discretion to identify and invest in countries it considers to qualify as emerging markets. However, an emerging market will generally be considered as one located in any country that is defined as an emerging or developing economy by any of the following: the International Bank for Reconstruction and Development (e.g., the World Bank), including its various offshoots, such as the International Finance Corporation, or the United Nations or its authorities. The Fund will not invest more than 5% of its its net assets plus borrowings for investment purposes, if any, in foreign investments denominated in a foreign currency and will limit its investments in any single non-U.S. country to 5% of its its net assets plus borrowings for investment purposes, if any. Securities purchased by the Fund may be listed or unlisted in the markets where they trade and may be issued by companies in various industries, with various levels of market capitalization.

In making its investments, the Fund’s sub-advisor seeks out companies with characteristics such as significant potential for future growth in earnings, ability to compete in its business, a clearly defined business focus, strong financial health and management ownership. The Fund’s sub-advisor attempts to locate out of favor and undiscovered companies and industries that are selling at low relative valuations. The sub-advisor’s

FORWARD SMALL CAP EQUITY FUND

investment process focuses on specific companies but also takes into account the overall economic environment and specific industry or sector developments.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD SMALL CAP EQUITY FUND?

As with any mutual fund investment, an investment in the Forward Small Cap Equity Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value, the net asset value of the Fund and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

•	Small Capitalization Stocks

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

•	Portfolio Turnover

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates.

•	Common Stocks

The Fund invests in the equity securities of companies, which exposes the Fund and its shareholders to the risks associated with investing in common stock. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services.

•	Foreign Securities

Investments in foreign securities may present more risk than investing in U.S. securities because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, exit levies, a lack of adequate company information, less liquid and more volatile markets and a lack of government regulation. Investments in emerging markets involve even greater risks such as immature economic structures and different legal systems.

FORWARD SMALL CAP EQUITY FUND

•	Currency Transactions

If a security is denominated in a foreign currency, the value of the security fluctuates if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of the Fund’s shares. Costs are incurred by the Fund in connection with conversions between currencies. Currency risks are greater in lesser-developed markets and can be unpredictably affected by external events. The sub-advisor is authorized to hedge against currency risks but is not required to do so and may choose not to do so because of the cost or for other reasons. In accordance with its investment philosophy, the Fund’s sub-advisor generally chooses not to hedge the Fund’s currency exposure.

PERFORMANCE HISTORY

The following bar chart shows the annual total returns of the Investor Class shares of the Fund, which are not offered in this Prospectus, for the years indicated, together with the best and worst quarters during those years. Returns of the Investor Class shares are shown because Class M shares were not offered during any of the periods shown. Class M shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses.

The accompanying table gives an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, ten years, as applicable, and since inception compare with those of a broad measure of market performance. The returns assume reinvestment of dividends and distributions. Past performance of the Fund (before and after taxes) is not necessarily an indication of future performance.

Best Quarter - December 31, 2001	22.07%
Worst Quarter - December 31, 2008	-26.53%

FORWARD SMALL CAP EQUITY FUND

Average Annual Total Returns For the period ended December 31, 2008	1 Year	5 Years	10 Years	Since Inception
Forward Small Cap Equity Fund – Investor Class(1)
Return Before Taxes	-39.02%	-0.74%	3.50%	4.74%
Return After Taxes on Distributions(2)(3)	-39.09%	-1.72%	2.93%	4.18%
Return After Taxes on Distributions and Sale of Fund Shares(2)(3)	-25.36%	-0.56%	3.07%	4.17%
Russell 2000 Index(4)	-33.79%	-0.93%	3.02%	4.47%
(1)	The Fund began offering Investor Class shares on October 1, 1998.
(2)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are presented for Investor Class shares. After-tax returns for other classes will vary.
(3)	After-tax returns reflect subsequent recharacterizations of distributions for Federal income tax purposes based on available information for the tax year 2005. Recharacterizations include reclassification of distributions allowed by Federal tax law and reported to shareholders for capital gains, qualified dividend income, returns of capital and Section 1250 distributions, where applicable.
(4)	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.

FORWARD SMALL CAP EQUITY FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Small Cap Equity Fund.

Shareholder Fees

As an investor in Class M shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio, which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Class M
Management Fee	1.05%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees(1)	0.00%
Other Expenses(2)	0.25%
Total Annual Fund Operating Expenses	1.30%
(1)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.10% of the Fund’s average daily net assets attributable to the Class M shares may be used to pay shareholder servicing fees.
(2)	Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward Small Cap Equity Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in Class M shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Because no sales loads apply to Class M shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Class M
1 Year	$132
3 Years	$412
5 Years	$713
10 Years	$1,566

FORWARD TACTICAL GROWTH FUND

OBJECTIVE

The Forward Tactical Growth Fund’s investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index. There is no guarantee that the Fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES

The Forward Tactical Growth Fund invests primarily in a diversified portfolio of ETFs and instruments providing exposure to U.S. and non-U.S. equity securities (comprised of futures and options on securities, securities indexes and shares of ETFs), which represent general asset classes, including both U.S. and overseas equity markets. The Fund may also invest in equity securities, including common stocks, preferred stocks, convertible securities, or warrants to buy common stocks, of U.S. and non-U.S. issuers in all market capitalization ranges, including small-cap stocks, without limitation. Under certain market conditions, the Fund may hold a substantial portion of its assets in cash and cash equivalents and/or fixed income securities of U.S. and non-U.S. issuers that are investment grade (rated “BBB” and above by S&P or “Baa” and above by Moody’s, or if unrated, such security is of at least equivalent investment quality as determined by the sub-advisor).

The Fund’s investment strategy is designed to evaluate potential long and short investments in an attempt to isolate those securities that the sub-advisor believes are undervalued or overvalued relative to their intrinsic value and offer the greatest risk-adjusted potential for returns. The sub-advisor will rely on a variety of factors to determine whether the market itself or a particular sector or industry is undervalued or overvalued. Such factors include valuation and monetary conditions, investor sentiment, and momentum factors. As part of this strategy, the sub-advisor seeks to invest in equity securities and indices in sectors and industry groups that it believes are more attractive on a relative basis. Additionally, the sub-advisor seeks to sell short equity securities, including broad and narrow-based market indices, ETFs and baskets of securities in sectors and industry groups that it believes are less attractive on a relative basis. In addition to purchasing, or taking “long” positions in equity securities, the Fund may employ both leveraged investment techniques as well as short positions on target securities which allow the Fund a net exposure which can range from 120% net long to 100% net short in its portfolio. Generally, it is the Fund’s objective to maintain net exposure between 100% net long and 100% net short. For example, if the Fund invests 130% of its net assets in long positions and 30% of its net assets in short positions, the Fund is a “100 % net long.” The proceeds from the short positions are used to purchase the additional 30% of the long positions. When the Fund’s outstanding short positions equal its net assets, the Fund is “100% net short.”

ETFs are companies which track securities indices or baskets of securities. The expenses associated with investing in ETFs are typically lower than the expenses associated with investing in all of the underlying securities which comprise the indices or basket of securities that the ETFs track. The Fund’s assets may be allocated among different types of ETFs at the sub-advisor’s discretion. The Fund’s assets may be allocated among different types of ETFs at the sub-advisor’s discretion. ETFs may or may not be registered as

FORWARD TACTICAL GROWTH FUND

investment companies depending upon how they are organized. ETFs that are organized as unit investment trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as investment companies. Examples of such ETFs include iShares and Standard & Poor’s Depository Receipts (“SPDRs”). ETFs that are organized as grantor trusts, such as Holding Company Depository Receipts (“HOLDRs”), generally are not required to register as investment companies under the 1940 Act.

The Fund may invest in derivative instruments such as futures, forwards, swaps and options. The value of a derivative instrument “derives” from the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The Fund may invest in derivatives both for hedging purposes and in an attempt to achieve investment returns consistent with the Fund’s investment objective. The Fund’s sub-advisor may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed.

The Fund may write covered put and call options and purchase put and call options on securities, securities indexes and shares of ETFs. The Fund may purchase or write options in combination with each other (simultaneously writing call options and purchasing put options) to adjust risk and return of its overall investment positions. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to synthesize a position similar to that which would be achieved by selling a futures contract. A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. The expected use of call options by the Fund will generally be to purchase call options on securities which the Fund seeks to own, or on securities indices or ETFs to which the Fund seeks market exposure, and to write call options on securities or ETFs which are owned by the Fund but are not expected to advance significantly over the short term. Call options may also be written on securities indices or on ETFs for the purpose of hedging market risk. The Fund may purchase put options on securities indices or ETFs for the purpose of hedging market risk, and may write put options on securities indices and ETFs as a method of reducing the potential acquisition cost of securities which the Fund seeks to own.

A short sale is a transaction in which the Fund sells a security it does not own (and that it borrows) in anticipation that the market price of that security will decline. When the Fund sells a security short, it incurs an obligation to replace the security borrowed at whatever its price may be at the time it purchases the security for delivery to the securities lender. The Fund will realize a gain if, at that time, the price of the security is less than the price of the security when it was sold short, and will realize a loss if, at that time, the price of the security is greater than the price of the security when it was sold short.

At times, the Fund may focus in long or short positions that reflect geographic, sector or industry exposure. The sub-advisor may at any time position Fund investments in any sector or industry, although the Fund will not invest more than 25% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in any one industry.

FORWARD TACTICAL GROWTH FUND

For the Fund, fixed income securities include bonds, debentures, loans, notes, government securities, municipal securities, mortgage-backed securities, asset backed securities, credit linked notes, commercial paper, certificates of deposit, and other similar securities, each of which may bear fixed, floating or variable rates of interest and may be of any maturity.

The Fund may also engage in borrowing for cash management purposes or for investment purposes, in order to increase its holdings of portfolio securities and/or to collateralize short sale positions.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD TACTICAL GROWTH FUND?

As with any mutual fund investment, an investment in the Forward Tactical Growth Fund may cause you to lose some or all of the money you invested. Because the securities in which the Fund invests may decrease in value, the net asset value of the Fund may decrease and the value of your investment may also decrease. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.

ETFs

The Fund may pursue its investment objective by investing a substantial portion of its assets in ETFs. Investments in securities of other investment companies, including ETFs that are registeed as investment companies, are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, the Fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, and (iii) invest more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (“SEC”) to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

In addition, as with traditional mutual funds, ETFs charge asset-based fees. The Fund will indirectly pay a proportional share of the asset-based fees and expenses of the ETFs in which the Fund invests.

ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index or basket of securities, and the value of their shares should, under normal circumstances, closely track the value of the index’s underlying component stocks. ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index or basket of securities does not, ETFs that track particular indices or basket of securities typically will be unable to match the performance of the index or basket of securities exactly. Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or basket of securities they track because the total return

FORWARD TACTICAL GROWTH FUND

generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other ETF expenses, whereas such transaction costs and expenses are not included in the calculation of the total returns of the indices or basket of securities. Certain securities comprising the indices or basket of securities tracked by the ETFs may, from time to time, temporarily be unavailable.

Because the Fund invests in ETFs, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs. These risks are discussed below.

Derivatives

The Fund may invest a substantial portion of its assets in instruments referred to as “derivatives,” because their value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements and similar instruments. There is limited consensus as to what constitutes a “derivative.” For the Fund’s purposes, derivatives also include customized baskets or options (which may incorporate other securities directly and also various derivatives including common stock, options and futures) structured as agreed upon by a counterparty. The market value of derivative instruments and securities sometimes is more volatile than that of other instruments, and each type of derivative instrument may have its own special risks. Forward Management and the sub-advisor take these risks into account in their management of the Fund.

Investing for hedging purposes or to increase the Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. In addition, when used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the sub-advisor. Certain derivatives may create a risk of loss greater than the amount invested. Customized baskets and options may not be assigned without the consent of the counterparty, and may result in a loss in the event of a default or bankruptcy of the counterparty.

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

FORWARD TACTICAL GROWTH FUND

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, it may experience losses in some cases as a result of such inability. The value of over-the-counter options purchased by the Fund, as well as the cover for options written by the Fund, are considered not readily marketable and are subject to the Trust’s limitation on investments in securities that are not readily marketable.

The Fund will “cover” its derivative obligations as required under the 1940 Act.

Short Sales

The Fund’s use of short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of the Fund. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities or the price of the security is otherwise rising, a “short squeeze” could occur, causing the security’s price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party) adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile. In rising securities markets, the Fund’s risk of loss related to short selling will be greater than in declining securities markets. Over time, securities markets have risen more often than they have declined.

Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition.

Common Stock

The Fund invests in the equity securities of companies without regard to market capitalization, which exposes the Fund and its shareholders to the risks associated with investing in common stocks. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which

FORWARD TACTICAL GROWTH FUND

the Fund invests may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services.

Emerging Markets Stocks and Foreign Securities

The Fund may invest in emerging market stocks and foreign securities. Emerging market stocks and foreign securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies. These risks include greater likelihood of economic, political or social instability, currency fluctuations, less liquid and more volatile stock markets, the contagious effect of market or economic setbacks in one country on another emerging market country, possible governmental restrictions on currency conversions or trading, difficulty in accurately valuing emerging market stocks or selling them at their fair value, especially in down markets, a lack of government regulation and different legal systems, immature economic structures, less regulated trading environments and the availability of less information about emerging market companies because of less rigorous accounting and regulatory standards.

Small Capitalization Stocks

Smaller companies are those defined by the Fund’s sub-advisor as having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Index. Smaller companies may offer greater investment value than larger companies, but they present greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength.

Debt Securities

The Fund may invest in short-term and/or long-term debt securities rated at or above “BBB” by S&P, or “Baa” by Moody’s, or, if unrated, such security is of at least equivalent investment quality as determined by the sub-advisor when purchased. Debt securities in which the Fund may invest are subject to several types of investment risk. They may have market or interest rate risk, which means their value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of the Fund’s investments in bonds. Investments in these types of securities pose the risk that the Fund’s sub-advisor’s forecast of the direction of interest rates might be incorrect.

There may be credit risk, which is a risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that a sovereign government will support certain government sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest.

FORWARD TACTICAL GROWTH FUND

Call or income risk exists with corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. The Fund would have to reinvest the proceeds at a possibly lower interest rate. The Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

Debt securities generally increase in value during periods of falling interest rates and decline in value if interest rates increase. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

Cash and Cash Equivalents

Under certain market conditions, the Fund may hold a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities. This could have a negative effect on the Fund’s ability to achieve its investment objective. Regarding certain federal agency securities or government-sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks and other government-sponsored entities), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor issued by the United States Treasury.

Borrowing

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of the Fund. Borrowing will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceeds the cost of borrowing, the use of leverage will diminish the investment performance of the Fund. Successful use of borrowing depends on the sub-advisor’s ability to correctly predict interest rates and market movements, and there is no assurance that the use of borrowing will be successful. Capital raised through leverage will be subject to interest costs, which could exceed the income and appreciation on the securities purchased with the proceeds of the leverage. The Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit), and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate.

Some of the Fund’s portfolio securities may also be leveraged and will therefore be subject to the leverage risks described above. This additional leverage may, under certain market conditions, reduce the net asset value of the Fund.

FORWARD TACTICAL GROWTH FUND

Portfolio Turnover

As a result of the Fund’s investment strategies, the Fund will experience a high portfolio turnover rate (100% or more). High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns) for the Fund and increased realized gains (or losses) to investors, which are likely to be characterized as short-term. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. However, the calculation of the Fund’s portfolio turnover rate excludes purchases and sales of short positions. Consequently, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

FORWARD TACTICAL GROWTH FUND

PERFORMANCE HISTORY

The Fund does not have a full calendar year of investment return as of the date of this Prospectus. Once the Fund has performance for at least once calendar year, a bar chart and performance table will be included in the Prospectus.

FORWARD TACTICAL GROWTH FUND

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Forward Tactical Growth Fund.

Shareholder Fees

As an investor in Class M shares of the Fund, you do not pay any sales loads.

Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio which is a percentage of average daily net assets.

Annual Fund Operating Expenses: Expenses that are deducted from Fund assets	Class M
Management Fee	1.25%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees(1)	0.05%
Other Expenses(2)	0.27%
Dividend Expense on Short Sales	0.66%
Total Other Expenses	0.93%
Acquired Fund Fees and Expenses(3)	0.47%
Total Annual Fund Operating Expenses(4)	2.70%
(1)	The Fund has adopted a Shareholder Services Plan pursuant to which up to 0.10% of the Fund’s average daily net assets attributable to the Class M shares may be used to pay shareholder servicing fees.
(2)	Other Expenses are based on estimated amounts for the current fiscal year.
(3)	The Fund indirectly bears a pro rata share of the fees and expenses of each exchange-traded fund or other investment company in which it invests. Since “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, and therefore information presented in the Annual Fund Operating Expenses table will differ from that presented in the Financial Highlights.
(4)	The Fund’s investment advisor has contractually agreed to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.59%. Pursuant to this agreement, the Fund will reimburse the investment advisor for any fee waivers and expense reimbursements made by the investment advisor, provided that any such reimbursements made by the Fund to the investment advisor will not cause the Fund’s expenses to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

FORWARD TACTICAL GROWTH FUND

EXAMPLES

These Examples are intended to help you compare the costs of investing in the Forward Tactical Growth Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in Class M shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Because no sales loads apply to Class M shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

Class M
1 Year	$273
3 Years	$838

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

In addition to the principal strategies and risks identified above, the following non-principal strategies and risks apply to certain of the Funds, unless otherwise noted.

•	Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, each Fund may not follow its principal investment strategy. Under such conditions, each Fund may invest without limit in money market securities, U.S. government obligations and short-term debt securities. This could have a negative effect on a Fund’s ability to achieve its investment objective. Regarding certain federal agency securities or government-sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks and other government-sponsored entities), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor issued by the United States Treasury.

•	Derivatives

Some of the instruments in which each Fund may invest may be referred to as “derivatives,” because their value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements and similar instruments. There is limited consensus as to what constitutes a “derivative.” For the Funds’ purposes, derivatives also include specially structured types of mortgage and asset-backed securities and dollar-denominated securities whose value is linked to foreign currencies. The market value of derivative instruments and securities sometimes is more volatile than that of other instruments, and each type of derivative instrument may have its own special risks. Forward Management and the sub-advisors take these risks into account in their management of the Funds.

Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. In addition, when used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the sub-advisor. Certain derivatives may create a risk of loss greater than the amount invested.

Each Fund will “cover” their derivative obligations as required under the 1940 Act.

•	Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include but are not limited to American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts and Brazilian Depositary Receipts.

•	Securities Issued by Other Investment Companies

Each Fund may invest in securities of other investment companies, including ETFs. By investing in another investment company, a Fund will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Fund invests.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Restrictions on Investments - Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, and (iii) invest more than 10% of its total assets in securities of all investment companies.

ETFs - Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (“SEC”) to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. Each Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

In addition, as with traditional mutual funds, ETFs charge asset-based fees. Each Fund will indirectly pay a proportional share of the asset-based fees and expenses of the ETFs in which the Fund invests.

•	Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment.

•	Debt Securities

Each Fund may invest in short- and/or long-term debt securities. Debt securities in which the Funds may invest are subject to several types of investment risk. They may have market or interest rate risk, which means their value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a Fund’s investments in bonds. Investments in these types of securities pose the risk that a Fund’s sub-advisor’s forecast of the direction of interest rates might be incorrect. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

There may be credit risk, which is a risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that the U.S. government will support certain Federal agency or government-sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest.

Call or income risk exists with corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. A Fund would have to reinvest the proceeds at a possibly lower interest rate. A Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

Debt securities generally increase in value during periods of falling interest rates and decline in value if interest rates increase. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

•	Investment Grade Debt Securities and High Yield (“Junk”) Bonds

Each Fund may invest in investment grade debt securities. Investment grade debt securities are securities rated at least Baa by Moody’s Investor Services, Inc. or BBB by Standard & Poor’s Ratings Service (nationally recognized statistical ratings organizations), or, if unrated, are determined to be of the same quality by the sub-advisor. Generally, debt securities in these categories should have adequate capacity to pay interest and repay principal but their capacity is more likely than higher grade debt securities to be weakened if there is a change in economic conditions or other circumstances.

Each Fund may invest in high yield (“junk”) bonds. High yield bonds are considered speculative with regard to the issuer’s capacity to pay interest and repay principal, and may be in default. Each Fund does not anticipate investing more than 5% of its assets in high yield bonds.

•	Warrants and Subscription Rights

Warrants and subscription rights entitle the holder to acquire the stock of a company at a set price.

•	When-Issued and Delayed-Delivery Transactions

Each Fund may purchase securities on a when-issued and delayed-delivery basis. When a Fund agrees to purchase securities, the Funds’ custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account to cover its obligation. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause the Fund to miss an advantageous price or yield. A Fund may, however, sell a when-issued security prior to the settlement date.

•	Lending of Portfolio Securities

In order to generate additional income, certain of the Funds from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses.

•	Certain Other Strategies

Each of the Funds may directly purchase particular types of debt and equity securities, such as corporate debt securities, convertible securities, depositary receipts, loan participations and assignments, mortgage and other asset-backed securities, certificates of deposit and time deposits and commercial paper. Certain of the Funds may enter into repurchase and reverse repurchase agreements and dollar roll agreements.

Please review the Statement of Additional Information (“SAI”) if you wish to know more about these types of securities and their associated risks.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Forward Management, LLC (“Forward Management”) serves as investment advisor to each of the Forward Funds. Forward Management is a registered investment advisor that supervises the activities of each sub-advisor and has the authority to engage the services of different sub-advisors with the approval of the Trustees of each of the respective Funds and each Fund’s shareholders. Forward Management is located at 433 California Street, 11th Floor, San Francisco, California 94104. As of December 31, 2008, Forward Management had approximately $3.7 billion of assets under management.

Forward Management has the authority to manage the Forward Funds in accordance with the investment objectives, policies and restrictions of the Funds, subject to general supervision of the Trust’s Board of Trustees. Forward Management directly manages the assets of the Forward Global Infrastructure Fund, Forward Select Income Fund, and the cash portion of the Forward Emerging Markets Fund without the use of a sub-advisor, and has delegated this authority to the sub-advisors for the remainder of the Forward Emerging Markets Fund, Forward International Small Companies Fund, Forward Small Cap Equity Fund and Forward Tactical Growth Fund. Forward Management also provides the Funds with ongoing management supervision and policy direction. Forward Management has managed the Funds since September 1998 and the Funds are its principal investment advisory clients.

Forward Management uses rigorous criteria to select sub-advisors to manage the Funds’ assets. In choosing the sub-advisors, Forward Management considers a number of factors, including market trends, the sub-advisor’s investment style, its own outlook for a given market capitalization or investment style category, the sub-advisor’s performance in various market conditions, as well as the characteristics of the sub-advisor’s typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics.

In addition to selecting the sub-advisors and, where applicable, allocating the Funds’ assets, Forward Management is responsible for monitoring and coordinating the overall management of the Funds. Forward Management reviews each Fund’s portfolio holdings and evaluates the on-going performance of the sub-advisors.

The Forward Global Infrastructure Fund and Forward Select Income Fund are team managed and all investment decisions are made jointly by the team. The members of each Fund’s team are:

Jim O’Donnell, CFA. Mr. O’Donnell is the Chief Investment Officer of Forward Management and has held this position since July 2006. Mr. O’Donnell has overall responsibility for asset management at Forward Management, including the Funds. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy.

MANAGEMENT OF THE FUNDS

From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Funds since they were reorganized as new portfolios of the Forward Funds on June 12, 2009.

Paul Gray. Mr. Gray has been a portfolio manager for Forward Management since June 12, 2009. Mr. Gray has co-primary responsibility for the day-to-day management of other Forward Funds not offered in this Prospectus. Mr. Gray, as Co-Chief Investment Officer, co-directed the Kensington Investment Group, Inc.’s research and investment management strategy process from April 2007 until June 2009. Mr. Gray has been involved in the portfolio management of real estate securities since 1988. Mr. Gray was previously a partner and founder of Golden State Financial Services, a mortgage brokerage company. Prior to founding Golden State Financial Services, Mr. Gray worked for Liquidity Fund Investment Corporation as the Director of Research for the National Real Estate Index where he was instrumental in designing the methodology and systems used to track real estate values throughout the United States. Mr. Gray received a Bachelor of Science in Finance and Real Estate in 1988 from the Business School at the University of California at Berkeley.

Joel Beam. Mr. Beam has been a portfolio manager for Forward Management since June 12, 2009. Mr. Beam has primary responsibility for the day-to-day management of the Forward Select Income Fund. Mr. Beam served as a portfolio manager responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s income-oriented portfolios until June 2009. He joined Kensington in 1995 as a Senior Analyst and began managing portfolios in 1997. He was previously employed by Liquidity Financial Advisors, Inc. where he was responsible for valuation and pricing of real estate limited partnership and institutional commingled investment fund securities, as well as their underlying properties. Mr. Beam received his Bachelor of Arts with honors in 1994 from the University of California at Berkeley. Mr. Beam has managed the Forward Select Income Fund since June 12, 2009.

Michael McGowan. Mr. McGowan has been a portfolio manager for Forward Management since June 12, 2009. Mr. McGowan has co-primary responsibility for the day-to-day management of other Forward Funds not offered in this Prospectus. Mr. McGowan was responsible for securities investment decisions on behalf of Kensington Investment Group, Inc.’s real estate portfolios until June 2009. Mr. McGowan joined Kensington in 2005 as a Senior Analyst and began managing portfolios in 2007. Prior to joining Kensington, he was employed at RREEF as a Director of Economic and Market Research where he specialized in industrial and office property markets. Prior to joining RREEF in 1995, Mr. McGowan was Vice President and co-founder of The Valuations Group where he performed valuations on real estate limited partnerships. Mr. McGowan began his career at Liquidity Fund Investment Corporation and MacKenzie Patterson. At both firms, he was involved in the syndication of real properties and the analysis and the reorganization of real estate securities. Mr. McGowan received a Bachelor of Arts degree in Economics from the University of California, Berkeley in 1987.

Aaron Visse, CFA. Mr. Visse has been a portfolio manager for Forward Management since June 12, 2009. Mr. Visse has primary responsibility for the day-to-day management of the Forward Global Infrastructure Fund. Mr. Visse was responsible for

MANAGEMENT OF THE FUNDS

securities investment decisions on behalf of Kensington Investment Group, Inc.’s infrastructure portfolios until June 2009. He joined Kensington in 2002 as an Analyst and began managing portfolios in 2007. Mr. Visse oversees research efforts focused on global infrastructure companies and participates in global real estate securities analysis. Prior to joining Kensington, he was a Senior Research Analyst at Linsco/Private Ledger (LPL) Financial Services, where he followed REITs and financial services companies. Mr. Visse received a Bachelor of Science, Business Administration from the University of Colorado, Boulder, in 1994 and a Master of Science, Business Administration from San Diego State University in 1999. He is a Chartered Financial Analyst and a member of the CFA Institute and the CFA Society of San Francisco. Mr. Visse has managed the Forward Global Infrastructure Fund since its inception.

The cash portion of the Forward Emerging Markets Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell, is the Chief Investment Officer of Forward Management and has held this position since July 2006. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the cash portion of the Fund since August 1, 2009.

Nathan Rowader. Mr. Rowader has been with Forward Management since September 1, 2008 as the Director of Investments. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at Oppenheimer Funds from 2005 to February 2007 and a Fund Analyst at Oppenheimer Funds from 2004 to 2005. Prior to the Oppenheimer Funds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader received his MBA with a concentration in Finance from the University of Colorado. Mr. Rowader has managed the cash portion of the Fund since August 1, 2009.

Paul Herber. Mr. Herber has been with Forward Management since September 1, 2008 as an Investment Officer. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor’s Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003. Mr. Herber has managed the cash portion of the Fund since August 1, 2009.

MANAGEMENT OF THE FUNDS

Justin Roberge. Mr. Roberge has been with Forward Management since September 1, 2008 as Investment Analyst. Prior to joining Forward Management, Mr. Roberge was with Accessor Capital Management since April 2002 as an Operations Associate, from June 2004 to December 2006 as a Junior Investment Analyst, and from December 2006 as an Investment Analyst. Prior to Accessor Capital Management, Mr. Roberge was a Registered Representative at Diversified Financial Concepts from September 2001 to April 2002 and an Operations Associate at Harris Investor Line from March 2000 to September 2001. Mr. Roberge has managed the cash portion of the Fund since August 1, 2009.

The SAI contains additional information about portfolio manager compensation, other accounts managed by the portfolio manager, and his ownership of securities in the Fund.

Each Fund pays an advisory fee to Forward Management for its services as investment advisor. The fees are computed daily and paid monthly at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee Paid to Advisor by Fund*
Forward Emerging Markets Fund	1.25% up to and including $500 million 1.20% over $500 million up to and including $1 billion 1.15% over $1 billion
Forward Global Infrastructure Fund	0.90%
Forward International Small Companies Fund	1.00% up to and including $1 billion 0.95% over $1 billion
Forward Long/Short Credit Analysis Fund	1.50%
Forward Select Income Fund	1.00%
Forward Small Cap Equity Fund	1.05% up to and including $500 million 1.00% over $500 million
Forward Tactical Growth Fund	1.25%

*	Actual advisory fees paid for the Forward Emerging Markets Fund, Forward International Small Companies Fund and Forward Small Cap Equity Fund for fiscal year ended December 31, 2008 may have been less than this figure due to the effect of expense waivers. See “Investment Advisory and Other Services” in the SAI.

During the most recent fiscal year ended December 31, 2008, Forward Management was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets for the following Funds:

Fund	Advisory Fee
Forward Emerging Markets Fund	0.87%
Forward International Small Companies Fund	0.98%
Forward Long/Short Credit Analysis Fund	0.93%
Forward Small Cap Equity Fund	1.05%

Forward Management became the investment adviser for the Forward Global Infrastructure Fund, Forward Select Income Fund and Forward Tactical Growth Fund after

MANAGEMENT OF THE FUNDS

the fiscal year ended December 31, 2008. Therefore, neither of these Funds is reflected in the table above.

The Funds pay these advisory fees to Forward Management, which in turn pays each sub-advisor a sub-advisory fee. Daily investment decisions are made by the respective sub-advisor(s) for each Fund, whose investment experience is described below under the heading “Sub-Advisors.”

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and investment sub-advisory contracts of the Forward Emerging Markets Fund, Forward International Small Companies Fund, Forward Long/Short Credit Analysis Fund and Forward Small Cap Equity Fund is available in the Forward Funds’ annual report for the most recent fiscal year ended December 31, 2008. For the Forward Global Infrastructure Fund and Forward Select Income Fund a discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract of is available in the Forward Funds’ semi-annual report dated as of June 30, 2009. For the Forward Tactical Growth Fund a discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and investment sub-advisory contracts of the Fund will be available in the Forward Funds’ annual report for the period ended December 31, 2009.

SUB-ADVISORS

The sub-advisor(s) for each Fund manage the assets of the Fund and make decisions with respect to, and place orders for, all purchases and sales of the Fund’s securities, subject to the general supervision of the Board of Trustees of the Forward Funds and Forward Management and in accordance with the investment objectives, policies and restrictions of the Fund.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and their ownership of securities in the Fund.

•	Forward Emerging Markets Fund and Forward International Small Companies Fund

Forward Management has engaged the services of Pictet Asset Management Limited (“PAM Ltd”), which is part of Pictet Asset Management (“PAM”), to act as sub-advisor for the Forward Emerging Markets Fund and Forward International Small Companies Fund. PAM was established in 1980. It is the institutional business division of Pictet & Cie and includes all of the operating subsidiaries and divisions of Pictet & Cie that carry on institutional asset management. Pictet & Cie is a Swiss private bank that was founded in 1805. PAM manages a range of products including a variety of equity portfolios for U.S. and international institutional clients. PAM Ltd’s address is Moor House, 120 London Wall, London, EC2Y 5ET, United Kingdom. PAM Ltd is both registered as a U.S. investment advisor and authorized and regulated by the Financial Services Authority in the United Kingdom.

As of December 31, 2008, PAM had approximately $109 billion of assets under management, and Pictet & Cie had approximately $195 billion of assets under management and administration for institutional and private clients.

MANAGEMENT OF THE FUNDS

The Forward Emerging Markets Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Nidhi Mahurkar, Co-Lead, Global Emerging Markets Equities. Ms. Mahurkar joined PAM in May 2001. Ms. Mahurkar has served as the Co-Business Unit Lead of the Emerging Markets Team since January 2006. From May 2001 through January 2006 she was a Senior Investment Manager in the Emerging Markets Team. Before joining PAM, Ms. Mahurkar managed Asian equities at Lazard Asset Management and was the industry leader for technology within Lazard’s global emerging markets product (1996-2001). Prior to joining Lazard, Ms. Mahurkar worked with American Express in London. She holds a BA in economics and an MBA from the Indian Institute of Management in Bangalore. Ms. Mahurkar has managed the Forward Emerging Markets Fund since May 2001.

Klaus Bockstaller, Co-Lead, Global Emerging Markets Equities. Mr. Bockstaller joined PAM in November 2009. Before joining PAM, Mr. Bockstaller was founding partner at Fleming Capital Management, where he managed a Global Equity long/short fund since 2004. Previously, Mr. Bockstaller spent four years at Baring Asset Management as Head of EMEA (long only) and six years at UBS Brinson (co-manager, Eastern Europe). Mr. Bockstaller has managed the Forward Emerging Markets Fund since November 2009.

Stephen Burrows, Senior Investment Manager and Product Specialist, Global Emerging Markets Equities. Mr. Burrows joined PAM in February 1997. He has held his current position since October 2004. From January 2002 through October 2004, Mr. Burrows served as Senior Investment Manager in the Regional Equities Team and from 1997-2001, he was a Senior Investment Manager with the European Equities Team. Mr. Burrows began his investment career in 1987 with a three year training program at Rothschild Asset Management before moving on to become an Investment Manager for European Equities and a member of the Global Asset Allocation Committee. In 1995, he moved to Norwich Union Investment Management as an Investment Manager in the European Equity team. Mr. Burrows is an Associate member of the Society of Investment Professionals. Mr. Burrows has managed the Forward Emerging Markets Fund since October 2004.

Jonathan Bell, Senior Investment Manager, Global Emerging Market Equities. Mr. Bell joined PAM in December 2002, Mr. Bell specializes in the Chinese market and in global emerging market telecom and new media. Mr. Bell also manages PAM’s emerging market large cap product. He has held his current position since October 2007. From April 2005 to September 2007, he was an Investment Manager on the Emerging Markets Team and from December 2002 through March 2005, he served as Assistant Fund Manager on the Emerging Markets Team. Before joining PAM, he worked as an TMT industry analyst for Pyramid Research, a global consultancy with an emerging markets focus (June 2000 to November 2002). He played a leading role in a variety of financial analysis and due diligence projects and presented at telecommunications conferences throughout the world. Mr. Bell holds an MBA from the Goizueta Business School at Emory University and an MA in International Relations from the Fletcher School of Law & Diplomacy (Harvard/Tufts). He is a team member of the Council on Foreign Relations. Mr. Bell has managed the Forward Global Emerging Markets Fund since May 2007.

MANAGEMENT OF THE FUNDS

The Forward International Small Companies Fund is team managed and all investment management decisions are made jointly by the team. The team members are:

Aylin Suntay, Head and Senior Investment Manager, Small Cap Equities Team. Ms. Suntay joined PAM in October 2001. She has served in her current position as PAM’s Business Unit Head and Senior Investment Manager in the Small Capitalization Equities Team since September 2006. From February 2006 through September 2006, she served as Senior Investment Manager in PAM’s sector teams and EAFE Team. From September 2002 through September 2006, she was a Senior Investment Manager in PAM’s sector teams. From January 2002 through August 2002, Ms. Suntay was Technology Investment Manager for Specialist Equities. Before joining PAM, she worked for Colonial First State in London, first as Head of European Equities and afterwards as Head of Global Media and Consumer Sectors and also worked for Nicholas Applegate Capital Management as a Portfolio Manager in Emerging Markets in California, USA and London, UK. Before Applegate, Ms. Suntay spent four years with Global Securities in Istanbul, Turkey as an equity analyst. Ms. Suntay holds a BSc in Economics from Istanbul University and a Masters in Finance from the London Business School. Ms. Suntay has managed the Forward International Small Companies Fund since September 2006.

Justin Hill, Senior Investment Manager. Mr. Hill joined PAM in October 2001 as a Senior Investment Manager in the Specialist Equities Team, concentrating on the UK and Asia Small Cap markets. Before joining PAM, Mr. Hill spent five years with the UK smaller companies team at Friends Ivory & Sime Asset Management in London and four years at Arthur Andersen. He is a graduate of St. Hugh’s College, Oxford and is a member of the Institute of Chartered Accountants. Mr. Hill has managed the Forward International Small Companies Fund since October 2001.

Michael McLaughlin, Senior Investment Manager. Mr. McLaughlin joined PAM in November 1995 as an Investment Manager in the Specialist Equities Team, responsible for Japan and the Asia-Pacific region. He became a Senior Investment Manager in 1996. His responsibilities cover equity strategy, stock selection and research, as well as asset allocation. Before joining PAM he worked for Provident Mutual, where he was the Japanese Investment Manager and a member of the asset allocation committee. Having graduated from the London School of Economics with a BSc in Industry and Trade, Mr. McLaughlin started his financial career in 1987 with the Central Finance Board of the Methodist Church where he was responsible for Japan and Asia. Mr. McLaughlin has managed the Forward International Small Companies Fund since February 1996.

Oliver Knobloch, Senior Investment Manager. Mr. Knobloch joined Pictet & Cie in May 1993 and PAM in 2002. Mr. Knobloch has served in his current position as Senior Investment Manager, Specialist Equities in the Small Capitalization Equities Team since September 2006. From September 2002 through September 2006, he served as Senior Investment Manager in PAM’s Sector Teams. From January 2002 through September 2002, he served as an Analyst and Fund Manager—Technology Specialist, Private Banking. In addition, Mr. Knobloch managed the PF-Telecom Fund before he took his current position in September 2006. Before joining PAM, Mr. Knobloch was a sell-side analyst following the European Engineering sector at Credit Suisse in Zurich. Before that, he spent three years at SBC in Basel as a sell-side analyst for the Swiss machinery and watch sector. Mr. Knobloch holds a Masters degree in Economics and a CFPI. Mr. Knobloch has managed the Forward International Small Companies Fund since September 2006.

MANAGEMENT OF THE FUNDS

Bill Barker, Senior Investment Manager, Small Cap Team. Mr. Barker joined PAM in November 2007 and is responsible for the UK. Before joining PAM, he worked as a UK Small Caps Manager for Threadneedle Investments (2000-2007) and previously held the same position at HSBC Asset Management (1996-1999) and Lloyds Investment Management (1992-1996). Mr. Barker graduated from Hull University with a BSc in Economics & Econometrics. Mr. Barker has managed the Forward International Small Companies Fund since November 2007.

•	Forward Long/Short Credit Analysis Fund

Forward Management has engaged the services of Cedar Ridge Partners, LLC (“Cedar Ridge”) as sub-advisor for the Forward Long/Short Credit Analysis Fund. Cedar Ridge is located at 45 East Putnam Avenue, Suite 124, Greenwich , CT 06830. As of December 31, 2008, Cedar Ridge had assets under management of $73.6 million.

Alan E. Hart is the Managing Partner and Chief Investment Officer of Cedar Ridge and serves as the Portfolio Manager for the Fund. Mr. Hart is responsible for the day-to-day portfolio management of the Fund and makes the final investment decisions for the Fund. Since May 2004, Mr. Hart has also served as the Portfolio Manager of an unregistered hedge fund. Prior to founding Cedar Ridge in March 2004, he was an investment banker for 21 years specializing in municipal bonds, including “corporate-backed” issues in the airline, airport, electric utility, energy, industrial and power generation sectors. From 1996-2004, he was a Managing Director at Bear, Stearns & Co. Inc. where he also managed high-yield, structured transactions and advised issuers in private equity and distressed debt situations. From 1986-1996, Mr. Hart was a Vice President and managed the Corporate-Related Group in the Municipal Bond Department at Goldman, Sachs & Co. Prior to joining Goldman Sachs, he spent three years at The First Boston Corporation. He holds an M.B.A. (Finance) from the Columbia University Graduate School of Business and received a B.S. (Business) from California State University, Chico. Mr. Hart has managed the Forward Long/Short Credit Analysis Fund since its inception.

Guy J. Benstead is a Partner and Chief Compliance Officer of Cedar Ridge and serves as a Co-Portfolio Manager of the Fund. Mr. Benstead is responsible for day-to-day portfolio management of the Fund. Since March 2005, Mr. Benstead has also served as a Co-Portfolio Manager and Risk Manager of an unregistered hedge fund. Prior to joining Cedar Ridge, Mr. Benstead had an investment banking career that spanned over 22 years, with a specific focus on credit risk in the fixed income markets. From 1991 to 2005 he was a Managing Director in Institutional Fixed Income at Bear, Stearns & Co. Inc. in San Francisco. Prior to joining Bear, Stearns & Co. Inc. in 1991, he was a member of Gruntal & Company’s Institutional Fixed Income Group in San Francisco for one year. He began his career on Wall Street in 1983 with Drexel Burnham Lambert and spent seven years with the firm. He holds an M.B.A. (Finance) from the Columbia University Graduate School of Business and received a B.A. (International Relations) from University of California, Davis. Mr. Benstead has managed the Forward Long/Short Credit Analysis Fund since its inception.

•	Forward Small Cap Equity Fund

Forward Management has engaged the services of Hoover Investment Management Co., LLC (“Hoover”) as sub-advisor for the Forward Small Cap Equity Fund. Hoover is

MANAGEMENT OF THE FUNDS

located at 600 California Street, Suite 550, San Francisco, California 94108. As of December 31, 2008, Hoover had approximately $1 billion of assets under management. Hoover was founded in 1997 by Irene G. Hoover, CFA, the Funds’ Chief Investment Officer. Ms. Hoover, portfolio manager of the Fund, is the managing member of Hoover and has over 30 years of investment management experience. Ms. Hoover has managed the Forward Small Cap Equity Fund since October 1998. From 1991-1997, Ms. Hoover was Director of Research and a member of the three-person investment committee at Jurika & Voyles, Inc., an investment management firm in Oakland, California. She is a Chartered Financial Analyst and holds a B.A. from Stanford University and an M.A. from Northwestern University.

•	Forward Tactical Growth Fund

Forward Management has engaged the services of Broadmark Asset Management, LLC (“Broadmark”) to act as sub-advisor to the Fund. Broadmark is a Delaware limited liability company that is registered as an investment adviser with the SEC pursuant to the Investment Advisers Act of 1940. Broadmark is located at 12 East 52nd St., 3rd Floor, New York, New York 10022. As of June 1, 2009, Broadmark had assets under management of approximately $135 million.

The portfolio manager of the Forward Tactical Growth Fund is Christopher J. Guptill. Mr. Guptill is Chief Executive Officer and Chief Investment Officer of Broadmark and has been with the company since its inception in 1999. Mr. Guptill, a founding member of Broadmark, is based in the California office and is responsible for the development of Broadmark’s investment management programs and products. He is also responsible for the implementation of all portfolio management and execution. Mr. Guptill began his career in 1979 at Paine Webber, Jackson and Curtis. In the mid-1980s he developed a specialty for identifying emerging equity managers. In 1994, Mr. Guptill joined McKinley Capital Management, Inc. and was initially responsible for portfolio management as senior portfolio manager. He later became the firm’s chief equity strategist. Additionally, Mr. Guptill developed, launched and co-managed the firm’s highly successful alternative investment portfolios. Mr. Guptill is a 1979 graduate of California State University, Chico with a BA in economics. Mr. Guptill has managed the Fund since its inception.

COMPARABLE ACCOUNT PRESENTATION

Performance of a comparable account shows you how a substantially similar account managed by Broadmark has performed in the past over a longer period of time. It does not show you how the Forward Tactical Growth Fund that is available in this Prospectus has performed or will perform.

The returns are asset weighted and calculated monthly. Annual performance figures are computed by linking monthly returns. Monthly market values include income accruals.

Performance information has been provided by the sub-advisor and is not within the control of Forward Funds. None of the performance or expense information regarding the comparable account has been independently verified by Forward Funds.

MANAGEMENT OF THE FUNDS

The chart below does not show you the performance of the Forward Tactical Growth Fund - it shows the performance of a similar account managed by Broadmark.

This Fund has no calendar year, historical performance to report because it started on September 14, 2009. The chart shows the historical performance of a U.S. unregistered fund managed by Broadmark (the “Comparable Account”). The Comparable Account has an investment objective, policies and strategies that are substantially similar to those of the Forward Tactical Growth Fund. Other than the Comparable Account, Broadmark does not manage any other account that has a similar investment objective and strategy as the Fund.

The performance shows the historical track record of the sub-advisor and is not intended to imply how the Forward Tactical Growth Fund has performed or will perform. Total returns represent past performance of the Comparable Account and not the Forward Tactical Growth Fund. The Comparable Account is not subject to the investment limitations, diversification requirements and other restrictions of the 1940 Act or Subchapter M of the Internal Revenue Code, which, if imposed, could have adversely affected performance.

The performance below has been adjusted to reflect the operating expenses of Class C shares of the Fund excluding acquired fund fees and expenses and dividend expense on short sales which are included in the total returns of the Comparable Account. The performance reflected in the Comparable Account may be calculated differently than the method used for calculating fund performance pursuant to SEC guidelines.

Annual total returns/Average annual total returns for the periods shown. Total returns and expenses are not annualized for periods less than one year. The total returns do not reflect the deduction of the CDSC that would apply for redemptions of Class C shares within one year. If the CDSC was included, total returns would have been lower.

Year/Period	Comparable Account	S&P 500 Index(1)
2009(2)	16.73%	10.97%
2008(3)	1.62%	-37.00%
2007(3)	6.50%	5.49%
2006(3)	9.79%	15.79%
2005(3)	0.45%	4.91%
2004(4)	5.19%	10.41%
1 year(5)	16.02%	-19.96%
3 years(6)	11.69%	-6.16%
Since Inception(7)	8.09%	-0.22%
(1)	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index and one of the most widely used benchmarks of U.S. stock performance. Investors cannot invest directly in an index. The index figures do not reflect any deduction for fees, expenses or taxes.
(2)	January 1, 2009 through July 31, 2009
(3)	Calendar year ending December 31
(4)	Broadmark began managing the Comparable Account on September 1, 2004. Performance is calculated September 1, 2004 through December 31, 2004.
(5)	August 1, 2008 through July 31, 2009
(6)	August 1, 2006 through July 31, 2009
(7)	September 1, 2004 through July 31, 2009

MANAGEMENT OF THE FUNDS

HIRING SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL

Forward Management and Forward Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees of Forward Funds, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for the Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

VALUATION OF SHARES

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is based on the Fund’s net asset value (“NAV”). The NAV per share for each Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued.

The NAV of a Fund (and each Class of shares) is usually determined and its shares are priced as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. Currently, the NYSE is typically closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When you buy shares, you pay the NAV per share. When you sell shares, you receive the NAV per share. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time). It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to a Fund. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

The NAV per share of a Fund will fluctuate as the market value of the Fund’s investments changes. The NAV of different Classes of shares of the same Fund will differ due to differing Class expenses. A Fund’s assets are valued generally by using available market quotations or at fair value, as described below, as determined in good faith in accordance with procedures established by, and under direction of, the Board of Trustees.

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there has been no sale that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts will be valued at either the last available sale price, or at fair value, as discussed below.

In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available will be valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless the

VALUATION OF SHARES

Board of Trustees determines that this method does not represent fair value). For most debt securities, Forward Funds receives pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities, as discussed below. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Options on securities and options on indexes will be valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally will be valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

To the extent that a Fund holds securities listed primarily on a foreign exchange that trade on days when the Fund is not open for business or the NYSE is not open for trading, the value of the portfolio securities may change on days that you cannot buy or sell shares. To the extent that a Fund invests in foreign securities that are principally traded in a foreign market, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Therefore, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined in good faith through the consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Assets and liabilities denominated in foreign currencies will have a market value converted into U.S. dollars at the prevailing foreign currency exchange daily rates as

VALUATION OF SHARES

provided by a pricing service. Forward currency exchange contracts will have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Prevailing foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Exchange.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities in accordance with procedures established by, and under direction of, the Board of Trustees.

Forward Funds has a policy that contemplates the use of fair value pricing to determine the NAV per share of a Fund when market prices are unavailable, as well as under other circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security or (ii) when events occur after the close of the exchange on which a portfolio security is principally traded that are likely to have changed the value of the security. When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The fair value of certain of a Fund’s securities may be determined through the use of a statistical research service or other calculation methodology. Forward Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. While fair values determined pursuant to Forward Funds’ procedures are intended to represent the amount a Fund would expect to receive if the fair valued security were sold at the time of fair valuation, the fair value may not equal what the Fund would receive if it actually were to sell the security as of the time of pricing.

Because certain Funds may invest in below investment grade securities and securities of small capitalization companies, which may be infrequently traded and therefore relatively illiquid, and foreign securities, the valuation of which may not take place contemporaneously with the calculation of the Fund’s NAV, the Fund may be subject to relatively greater risks of market timing, and in particular, a strategy that seeks to take advantage of inefficiencies in market valuation of these securities because of infrequent trading. For this reason, a Fund may, at times, fair value some or all of its portfolio securities in order to deter such market timing.

PURCHASING SHARES

HOW TO BUY SHARES

Class M shares may only be purchased through asset allocation, wrap fee and other similar fee-based advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions having a selling, administration or any similar agreement with the Funds’ Distributor, and through group retirement plans. These financial intermediaries and group retirement plans may purchase Class M shares at net asset value through an omnibus account arrangement without an additional distribution fee. The use of Class M shares will depend on the structure of the program offered by a particular financial intermediary.

Class M shares may also be purchased by officers, directors, trustees and employees of Forward Funds, Forward Management and their affiliates.

Depending upon the terms of the program offered by your financial intermediary, your financial intermediary may charge transaction or service fees in connection with your investment in Class M shares of a Fund. Your financial intermediary can provide you with information about these charges. You should read this Prospectus in conjunction with any such information you receive.

Not all Funds or classes of Funds may be available for purchase in your state of residence. Please check with your financial intermediary to ensure your eligibility to purchase a Fund or a class of a Fund.

CLASS M SHARES

Minimum Investment Amount:

There is no minimum initial or subsequent investment amount for purchasing Class M shares of a Fund.

Minimum Account Size:

The Trust reserves the right to redeem shares in the account of any financial intermediary for their then-current value (which will be promptly paid to the financial intermediary), if, due to redemption by the financial intermediary, the account does not have a value of at least $500,000 of Class M shares of one or more Funds within one year from the date of initial purchase of Class M shares of a Fund by a financial intermediary. A financial intermediary will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of the account up to at least $500,000.

EXCHANGE PRIVILEGE

Exchanges of Class M Shares for the Same Class Shares of Any Other Forward series of the Trust (“Forward Series”)

Subject to such limitations as may be imposed by the Trust, you may exchange your Class M shares of any Forward Series for Class M shares of any other Forward Series, if

PURCHASING SHARES

available, by having your financial intermediary process your exchange request. There are generally no fees for exchanges, but an exchange of shares between Forward Series is technically a sale of shares in one Forward Series followed by a purchase of shares in another Forward Series, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Shareholders should read the prospectus of any other Forward Series into which they are considering exchanging.

Exchanges of Class M Shares for Investor Class Shares within the Same Forward Series

Subject to such limitations as may be imposed by the Trust, you may also exchange your Class M shares of any Forward Series for Investor Class shares of the same Forward Series, if available, by having your financial intermediary process your exchange request. An exchange of shares of one class of a Forward Series into another class of the same Forward Series is not treated as a redemption and sale for tax purposes.

Shareholders should read the relevant sections of the relevant prospectus regarding any other Class of shares into which they are considering exchanging.

General Information about Exchanges

Shares of one Forward Series or Class may be exchanged for shares of another Forward Series or Class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Forward Series or Class. Your exchange request must be received by your financial intermediary prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. Shares will be exchanged at the next NAV calculated after your financial intermediary receives the exchange request. Exchanges into another Series and/or Class must be for at least $100. The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Series and may terminate or change the terms of the exchange privilege at any time. In addition Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholders exchange activity indicates frequent trading of market timing that may be harmful to a Forward Series or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in this Prospectus.

Not all Forward Series or Forward Series classes may be offered in your state of residence. Contact your financial intermediary to ensure that the Forward Series or the class of shares of the Forward Series you want to exchange into is offered in your state of residence.

In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees or Forward Management to be in the best interests of shareholders and otherwise consistent with applicable regulations.

PURCHASING SHARES

Please contact your financial intermediary if you are considering an exchange of your Class M shares of a Forward Series.

PRICING OF FUND SHARES

When you purchase shares, you will pay the NAV that is next calculated after we receive your order. If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the order by the close of the Business Day. Your financial intermediary is responsible for transmitting such orders promptly. If the financial intermediary fails to transmit your order properly, your right to that Business Day’s closing price must be settled between the financial intermediary and you.

Purchases of shares of a Fund will be effected only on a Business Day. An order received prior to the daily cut-off time on any Business Day is processed based on that day’s NAV. An order received after the cut-off time on any Business Day is processed based on the NAV determined as of the next Business Day of the Funds.

CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

PURCHASING SHARES

Forward Funds and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

ACCOUNT STATEMENTS

You will receive your quarterly account statements, transaction confirmations and other important information concerning your investment in Class M shares of the Funds from your financial intermediary. Your financial intermediary can provide you with additional information, including online account access (if available).

OTHER INFORMATION

The issuance of shares is recorded electronically on the books of Forward Funds. Certificates representing shares of the Funds will not be issued.

REDEEMING SHARES

You may normally redeem your shares on any Business Day. Redemptions are priced at the NAV per share next determined after receipt of a redemption request in proper form by the Funds’ Distributor, Forward Funds or their agent, and subject to any applicable redemption fee. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions. Forward Funds intends to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Forward Funds reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. If shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution including, but not limited to, brokerage costs of converting the portfolio securities to cash.

HOW TO REDEEM SHARES

You may redeem your shares by having your financial representative process your redemption. Your financial representative will be responsible for furnishing all necessary documents to the Funds and may charge you for this service.

PAYMENTS OF REDEMPTION PROCEEDS

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. Forward Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and Forward Funds cannot sell shares or accurately determine the value of assets, or if the SEC orders Forward Funds to suspend redemptions or delay payment of redemption proceeds.

Please contact your financial intermediary for additional information regarding the payment of redemption proceeds.

POLICIES CONCERNING FREQUENT PURCHASES AND REDEMPTIONS

The Funds do not accommodate frequent purchases and redemptions of Fund shares. Short-term or excessive trading may interfere with the efficient management of a Fund, increase transaction costs and taxes and may harm a Fund’s performance. The Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares.

The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective and involve judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. The Funds may amend these policies and procedures in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If a Fund believes that a shareholder has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Fund may, in its sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ short term trading policies. Although it attempts to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Board of Trustees has adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available, including when trading in a security is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market.

By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated.

POLICIES CONCERNING FREQUENT PURCHASES AND REDEMPTIONS

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

SHAREHOLDER SERVICES PLAN

Forward Funds has adopted a Shareholder Services Plan with respect to the Class M shares of each of the Funds. Under the Shareholder Services Plan, each Fund is authorized to pay third party service providers for certain expenses incurred in connection with providing services to shareholders. Payments under the Shareholder Services Plan for the Class M shares are calculated daily and paid monthly at an annual rate not to exceed 0.10% of the average daily net assets attributable to the Class M shares of the Fund.

ADDITIONAL PAYMENTS TO INTERMEDIARIES

Forward Management or its affiliates may enter into arrangements to make additional payments, sometimes referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. For purposes of these additional payments, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, third-party administrator, insurance company and/or any other institutions having a selling, administration or any similar arrangement with Forward Management or its affiliates.

Revenue sharing arrangements occur when Forward Management or its affiliates agree to payout of their own resources (which may include legitimate profits from providing advisory or other services to the Funds) cash compensation to financial intermediaries, in addition to any sales charges, distribution fees, service fees or other expenses paid by the Funds or their shareholders as disclosed in the Fund Fees and Expenses tables in this Prospectus. Such additional payments are generally based on the average net assets of a Fund, assets held over a certain time period by a certain financial intermediary, and/or sales of Fund shares through a particular financial intermediary. Furthermore, such additional payments are not reflected in and do not change the expenses paid by investors for the purchase of shares of a Fund as disclosed in the Fund Fees and Expenses tables in this Prospectus.

Revenue sharing arrangements may include payments for shelf space and marketing support to distribute the Funds’ shares, as well as compensation for shareholder recordkeeping, processing, accounting and/or other administrative or distribution services in connection with the sale or servicing of shares of the Funds. This compensation may be more or less than the overall compensation received by financial intermediaries with respect to other investment products and may influence financial intermediaries to present the Funds or make them available to their other customers.

As of January 1, 2010, Forward Management, the Distributor or their affiliates have entered into ongoing contractual arrangements to make additional payments to certain

POLICIES CONCERNING FREQUENT PURCHASES AND REDEMPTIONS

financial intermediaries (e.g., Merrill Lynch, Pierce, Fenner & Smith Incorporated). Forward Management, the Distributor or their affiliates may in the future enter into ongoing contractual arrangements with other financial intermediaries.

For more information about these additional payments, please ask your financial intermediary.

DIVIDENDS AND TAXES

The Funds, except for the Forward Long/Short Credit Analysis Fund, Forward Global Infrastructure Fund and Forward Select Income Fund, expect to declare and pay dividends of net investment income and capital gain distributions annually, if available. The Forward Long/Short Credit Analysis Fund expects to declare and pay income dividends quarterly and capital gains distributions annually, if available. The Forward Global Infrastructure Fund expects to declare and pay dividends of net investment income and capital gain distributions semi-annually, if available. The Forward Select Income Fund expects to declare and pay dividends of net investment income and capital gain distributions quarterly, if available.

TAX-EXEMPT INCOME

If the Forward Long/Short Credit Analysis Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If the Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. Although the Fund may satisfy the 50% requirement for paying exempt interest dividends, there can be no assurance that it will do so. Further, as discussed below, distributions of the Fund’s other income and gains will be generally includable in the taxable income of the Fund’s investors.

FEDERAL TAXES

The following information is meant only as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular Federal, state and local or foreign tax consequences to you of investing in a Forward Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year.

Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. The tax status of a particular distribution will generally be the same for all of a Fund’s shareholders. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gain distribution, it will be taxable to you at your long-term capital gain rate.

DIVIDENDS AND TAXES

Dividends attributable to interest are not eligible for the reductions in rates described below. Current tax law (which is scheduled to expire after 2010) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and on certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

•	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%;

•	Distributions of earnings from dividends paid by certain “qualifying foreign corporations” can also qualify for the lower tax rates on qualifying dividends;

•	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate; and

•

Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

•

In the absence of further Congressional action, for calendar years after 2010, the maximum rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared. Each year, the Funds will send shareholders tax reports detailing the tax status of any distributions for that year.

Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay tax on distributions.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange a Fund’s shares for shares of another Fund, you may be treated as if you sold them and any gain on the transaction may be subject to Federal income tax. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

As with all mutual funds, a Fund may be required to withhold U.S. Federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup

DIVIDENDS AND TAXES

withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. Federal income tax liability.

Please see the SAI for additional tax information.

PORTFOLIO HOLDINGS DISCLOSURE

Forward Funds discloses all portfolio holdings of each Fund, except for the Forward Long/Short Credit Analysis Fund and Forward Tactical Growth Fund, as of the end of each month on its web site at www.forwardfunds.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day). Forward Funds discloses the portfolio holdings of the Forward Long/Short Credit Analysis Fund and Forward Tactical Growth Fund quarterly on its web site at www.forwardfunds.com no sooner than one day after such information is filed with the SEC in a publicly available filing.

A description of the Forward Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the SAI.

GENERAL INFORMATION

You can obtain current price, yield and other performance information on any of the Forward Funds between the hours of 9:00 a.m. and 8:00 p.m. Eastern Time Monday through Friday by calling (800) 999-6809. You can request shareholder reports that contain performance information. These are available free of charge.

Our shareholders receive unaudited semi-annual reports and annual reports that have been audited by independent accountants. If you have any questions about Forward Funds, write to Forward Funds, P.O. Box 1345, Denver, CO 80201 or call (800) 999-6809. In addition to information available in annual and semi-annual reports, quarterly portfolio holdings information for the first and third fiscal quarters is available on the SEC’s website at www.sec.gov.

You should rely only on the information provided in this Prospectus and the SAI concerning the offering of the Forward Funds’ shares. We have not authorized anyone to give any information that is not already contained in this Prospectus and the SAI. Shares of the Forward Funds are offered only where the sale is legal.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance and other financial information for the last five years of the Funds’ operations, or for the period of operations for the Forward Global Infrastructure Fund and Forward Long/Short Credit Analysis Fund. Certain information reflects financial results for a single Fund share. “Total Return” shows how much an investment in each Fund increased (or lost) assuming reinvestment of all dividends and distributions.

Because the Funds’ Class M shares had not commenced operations as of the date of this Prospectus, the financial highlights are for: (i) Institutional Class shares in the case of the Forward Emerging Markets Fund and Forward International Small Companies Fund, which are not offered in this Prospectus; (ii) Investor Class shares in the case of the Forward Long/Short Credit Analysis Fund and Forward Small Cap Equity Fund, which are not offered in this Prospectus; and (iii) Class A shares in the case of the Forward Global Infrastructure Fund and Forward Select Income Fund, which are not offered in this Prospectus.

FINANCIAL HIGHLIGHTS

Information for the fiscal years ended December 31, 2004 through and including 2008 for the Forward Emerging Markets Fund, Forward International Small Companies Fund, Forward Long/Short Credit Analysis Fund and Forward Small Cap Equity Fund has been audited by PricewaterhouseCoopers, LLP (“PwC”) whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report which was filed with the SEC on March 9, 2009 (Accession No. 0001193125-09-048171) and is available upon request. Information for January 1, 2009 through June 30, 2009 is unaudited and is included in the Funds’ Semi-Annual Report, which was filed with the SEC on September 4, 2009 (Accession No. 0001193125-09-187584) and is available upon request.

The Forward Emerging Markets Fund, Forward International Small Companies Fund and Forward Small Cap Equity Fund are successor mutual funds to previously operational funds (the “Predecessor Funds”) which were series of a separate legal entity called Forward Funds, Inc., a Maryland corporation. The Predecessor Funds were reorganized into newly organized series of the Trust effective July 1, 2005, pursuant to an Agreement and Plan of Reorganization. For the period ending June 30, 2005, the financial highlights tables relate to the Predecessor Funds.

The financial highlights information for the Forward Global Infrastructure Fund and Forward Select Income Fund include the financial history of the Class A shares of the Kensington Global Infrastructure Fund and Kensington Select Income Fund (the “Kensington Predecessor Funds”), which were reorganized into the Forward Global Infrastructure Fund and Forward Select Income Fund, respectively, on June 12, 2009. The information for the Predecessor Funds has been audited by the Kensington Predecessor Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report which was filed with the Securities and Exchange Commission on March 12, 2009 (Accession No. 0001206774-09-000469) and is available upon request. Information for January 1, 2009 through June 30, 2009 is unaudited, and is included in the Funds’ Semi-Annual Report which was filed with the SEC on September 4, 2009 (Accession No. 0001193125-09-187584) and is available upon request.

The Forward Tactical Growth Fund did not commence operations prior to December 31, 2008, and therefore, the financial highlights for the Fund are not included in this Prospectus. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared.

Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders when they are prepared.

Financial Highlights

For a share outstanding throughout the periods presented.

	Forward Emerging Markets Fund - Institutional Class
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008(a)	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004(b)

Net asset value, beginning of period	$12.40	$28.66	$23.18	$18.88	$14.23	$11.88
Income/(loss) from operations:
Net investment income	0.10(h)	0.34	0.12	0.12	0.33	0.23
Net realized and unrealized gain/(loss) on investments	3.85	(16.19)	9.03	5.62	4.62	2.36

Total from investment operations	3.95	(15.85)	9.15	5.74	4.95	2.59

Less distributions:
From investment income	—	—	(0.13)	(0.12)	(0.30)	(0.25)
From capital gains	—	(0.41)	(3.55)	(1.34)	—	—

Total distributions	—	(0.41)	(3.68)	(1.46)	(0.30)	(0.25)

Redemption fees added to paid in capital	—	—	0.01	0.02	0.00(c)	0.01

Net increase/(decrease) in net asset value	3.95	(16.26)	5.48	4.30	4.65	2.35

Net asset value, end of period	$16.35	$12.40	$28.66	$23.18	$18.88	$14.23

Total Return	31.85%(f)	(55.19)%	39.00%	30.84%	34.79%	22.26%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$161,955	$49,529	$61,829	$42,283	$28,765	$18,854
Ratios to average net assets:
Net investment income including reimbursement/waiver	1.54%(g)	1.76%	0.51%	0.68%	2.34%	0.63%
Operating expenses including reimbursement/waiver	1.39%(g)	1.39%	1.39%	1.47%(e)	1.70%	1.70%(d)
Operating expenses excluding reimbursement/waiver	1.78%(g)	1.77%	1.79%	1.86%	2.84%	2.38%(d)
Portfolio turnover rate	78%(f)	214%	121%	102%	62%	45%

(a)	Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.
(b)

On September 16, 2004, the Forward Global Emerging Markets Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet Global Emerging Markets Fund. The financial highlights for the periods presented previous to December 31, 2004 are that of the Pictet Global Emerging Markets Fund.

(c)	Amount represents less than $0.01 per share.
(d)

The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets for the Investor Class would have been 1.70% and 2.37%, respectively.

(e)	Effective January 2, 2006, the net expense limitation changed from 1.70% to 1.59%. Effective May 1, 2006, the net expense limitation changed from 1.59% to 1.39%.
(f)	Not Annualized.
(g)	Annualized.
(h)	Per share numbers have been calculated using the average share method.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward Global Infrastructure Fund - Class A
	Six Months Ended June 30, 2009(a) (Unaudited)	Year Ended December 31, 2008	Period Ended December 31, 2007(b)

Net asset value, beginning of period	$15.35	$27.10	$25.00
Income/(loss) from operations:
Net investment income	0.27	0.44(c)	0.20(c)
Net realized and unrealized gain/(loss) on investments	1.01	(11.82)	2.08

Total from investment operations	1.28	(11.38)	2.28

Less distributions:
From investment income	(0.28)	(0.33)	(0.11)
From capital gains	—	(0.04)	(0.07)
Tax return of capital	—	(0.00)(d)	—

Total distributions	(0.28)	(0.37)	(0.18)

Redemption fees added to paid in capital	0.00(d)	0.00(d)	0.00(d)

Net increase/(decrease) in net asset value	1.00	(11.75)	2.10

Net asset value, end of period	$16.35	$15.35	$27.10

Total Return(e)	8.33%(f)	(42.28)%	9.12%(f)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$68,466	$62,918	$70,389
Ratios to average net assets:
Net investment income including reimbursement/waiver	3.78%(g)	1.99%	1.53%(g)
Operating expenses including reimbursement/waiver	1.50%(g)	1.51%	1.49%(g)
Operating expenses excluding reimbursement/waiver	1.64%(g)	1.69%	1.81%(g)
Portfolio turnover rate	21%(f)	123%	42%(f)

(a)	Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.
(b)	From commencement of operations on June 29, 2007.
(c)	Per share numbers have been calculated using the average share method.
(d)	Amount represents less than $0.01 per share.
(e)	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(f)	Not Annualized.
(g)	Annualized.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward International Small Companies Fund - Institutional Class
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004

Net asset value, beginning of period	$9.52	$18.10	$19.02	$15.15	$12.89	$10.40
Income/(loss) from operations:
Net investment income	0.10	0.18	0.14	0.09	0.16(a)	0.08(a)
Net realized and unrealized gain/(loss) on investments	0.78	(8.58)	0.68	4.39	3.23	2.61

Total from investment operations	0.88	(8.40)	0.82	4.48	3.39	2.69

Less distributions:
From investment income	—	(0.18)	(0.15)	(0.08)	(0.11)	(0.07)
From capital gains	—	—	(1.60)	(0.54)	(1.02)	(0.14)

Total distributions	—	(0.18)	(1.75)	(0.62)	(1.13)	(0.21)

Redemption fees added to paid in capital	—	—	0.01	0.01	0.00(b)	0.01

Net increase/(decrease) in net asset value	0.88	(8.58)	(0.92)	3.87	2.26	2.49

Net asset value, end of period	$10.40	$9.52	$18.10	$19.02	$15.15	$12.89

Total Return	9.24%(g)	(46.42)%	4.18%	29.91%	26.81%	25.99%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$375,750	$329,966	$626,083	$389,983	$144,302	$49,068
Ratios to average net assets:
Net investment income including reimbursement/waiver/ repayment of previously waived fees	2.19%(h)	1.26%	0.84%	0.77%	1.12%	0.75%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.19%(h)	1.23%(f)	1.25%(e)	1.25%(d)	1.20%	1.21%(c)
Operating expenses excluding reimbursement/waiver	n/a	1.26%	1.28%	1.28%	1.46%	2.12%(c)
Portfolio turnover rate	61%(g)	95%	79%	75%	91%	175%

(a)	Per share numbers have been calculated using the average share method.
(b)	Amount represents less than $0.01 per share.
(c)

The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets would have been 1.20% and 2.11%, respectively.

(d)	Effective January 2, 2006, the net expense limitation changed from 1.20% to 1.26%.
(e)	Effective January 2, 2007, the net expense limitation changed from 1.26% to 1.25%.
(f)	Effective February 1, 2008, the Advisor had not agreed to limit the expenses.
(g)	Not Annualized.
(h)	Annualized.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward Long/Short Credit Analysis Fund - Investor Class
	Six Months Ended June 30, 2009 (Unaudited)	Period Ended December 31, 2008(a)

Net asset value, beginning of period	$5.84	$7.63
Income/(loss) from operations:
Net investment income	0.24	0.47
Net realized and unrealized gain/(loss) on investments	1.05	(1.68)

Total from investment operations	1.29	(1.21)

Less distributions:
From investment income	(0.20)	(0.58)

Total distributions	(0.20)	(0.58)

Net increase/(decrease) in net asset value	1.09	(1.79)

Net asset value, end of period	$6.93	$5.84

Total Return	22.36%(b)	(16.59)%(b)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$30,045	$12,867
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	9.75%(c)	13.10%(c)
Operating expenses including reimbursement/waiver	1.89%(c)(e)	1.84%(c)
Operating expenses excluding reimbursement/waiver	2.36%(c)	2.52%(c)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	7.65%(c)	8.79%(c)
Operating expenses including reimbursement/waiver	3.99%(c)(e)	6.14%(c)
Operating expenses excluding reimbursement/waiver	4.46%(c)	6.82%(c)
Portfolio turnover rate	112%(b)	311%(d)

(a)	The Fund began offering Investor Class shares on May 1, 2008.
(b)	Not Annualized.
(c)	Annualized.
(d)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.
(e)	Effective May 1, 2009, the net expense limitation changed from 1.84% to 1.95%.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward Select Income Fund - Class A
	Six Months Ended June 30, 2009(a) (Unaudited)	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004

Net asset value, beginning of period	$13.17	$25.14	$35.90	$33.69	$37.07	$36.76
Income/(loss) from operations:
Net investment income	0.97	2.42(b)	2.40(b)	2.19(b)	2.41(b)	2.04
Net realized and unrealized gain/(loss) on investments	2.35	(12.02)	(10.70)	2.87	(3.09)	1.92

Total from investment operations	3.32	(9.60)	(8.30)	5.06	(0.68)	3.96

Less distributions:
From investment income	(1.06)	(1.70)	(1.83)	(2.31)	(2.50)	(1.95)
From capital gains	—	—	—	(0.37)	(0.19)	(1.70)
Tax return of capital	—	(0.71)	(0.63)	(0.17)	(0.01)	—

Total distributions	(1.06)	(2.41)	(2.46)	(2.85)	(2.70)	(3.65)

Redemption fees added to paid in capital	0.01	0.04	0.00(c)	0.00(c)	0.00(c)	—

Net increase/(decrease) in net asset value	2.27	(11.97)	(10.76)	2.21	(3.38)	0.31

Net asset value, end of period	$15.44	$13.17	$25.14	$35.90	$33.69	$37.07

Total Return(d)	26.96%(h)	(40.49)%(e)(f)	(24.21)%(g)	15.61%	(1.99)%	11.30%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$321,018	$208,502	$246,986	$484,186	$444,576	$534,973
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	16.25%(i)	12.28%	7.85%	7.27%	7.32%	8.21%
Operating expenses including reimbursement/waiver	1.58%(i)	n/a	n/a	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.62%(i)	1.58%	1.50%	1.48%	1.47%	1.60%
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	16.07%(i)	11.50%	7.20%	6.31%	6.66%	7.49%
Operating expenses including reimbursement/waiver	1.77%(i)	n/a	n/a	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.80%(i)	2.36%	2.15%	2.44%	2.13%	2.32%
Portfolio turnover rate	80%(h)	66%	88%	21%	36%	38%

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

	Forward Small Cap Equity Fund - Investor Class
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008(a)	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004

Net asset value, beginning of period	$11.98	$19.71	$20.47	$19.40	$18.45	$16.17
Income/(loss) from operations:
Net investment loss	(0.05)	(0.11)	(0.22)	(0.16)	(0.14)	(0.17)
Net realized and unrealized gain/(loss) on investments	0.37	(7.58)	1.76	1.96	1.91	3.86

Total from investment operations	0.32	(7.69)	1.54	1.80	1.77	3.69

Less distributions:
From investment income	—	(0.04)	—	—	—	—
From capital gains	—	—	(2.30)	(0.75)	(0.82)	(1.41)

Total distributions	—	(0.04)	(2.30)	(0.75)	(0.82)	(1.41)

Redemption fees added to paid in capital	—	—	0.00(b)	0.02	0.00(b)	0.00(b)

Net increase/(decrease) in net asset value	0.32	(7.73)	(0.76)	1.07	0.95	2.28

Net asset value, end of period	$12.30	$11.98	$19.71	$20.47	$19.40	$18.45

Total Return	2.67%(e)	(39.02)%	7.36%	9.34%	9.63%	22.77%
Ratios/supplemental data:
Net assets, end of period (in 000s)	$199,819	$202,874	$386,404	$407,848	$323,125	$187,230
Ratios to average net assets:
Net investment loss including reimbursement/waiver/repayment of previously waived fees	(0.87)%(f)	(0.60)%	(1.05)%	(0.79)%	(0.96)%	(1.21)%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.64%(f)	1.65%	1.71%(d)	1.69%	1.73%(c)	1.78%
Operating expenses excluding reimbursement/waiver	n/a	n/a	n/a	1.71%	1.98%	1.80%
Portfolio turnover rate	122%(e)	313%	232%	210%	181%	207%

(a)	Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.
(b)	Amount represents less than $0.01 per share.
(c)	Effective July 1, 2005, the net expense limitation changed from 1.89% to 1.69%.
(d)	Effective January 2, 2007, the Advisor had not agreed to limit the expenses.
(e)	Not Annualized.
(f)	Annualized.

FINANCIAL HIGHLIGHTS

(a)	Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.
(b)	Per share numbers have been calculated using the average share method.
(c)	Amount represents less than $0.01 per share.
(d)	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(e)

Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.30%.

(f)	Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.
(g)	Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.22) per share.
(h)	Not Annualized.
(i)	Annualized.

FORWARD FUNDS PRIVACY POLICY

Forward Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment adviser or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

FORWARD FUNDS

Forward Emerging Markets Fund

Forward Global Infrastructure Fund

Forward International Small Companies Fund

Forward Long/Short Credit Analysis Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward Tactical Growth Fund

INVESTMENT ADVISOR

Forward Management, LLC

SUB-ADVISORS

Broadmark Asset Management, LLC

Forward Tactical Growth Fund

Cedar Ridge Partners, LLC

Forward Long/Short Credit Analysis Fund

Hoover Investment Management Co., LLC

Forward Small Cap Equity Fund

Pictet Asset Management Limited

Forward Emerging Markets Fund

Forward International Small Companies Fund

ADMINISTRATOR

ALPS Fund Services, Inc.

DISTRIBUTOR

ALPS Distributors, Inc.

COUNSEL

Dechert LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers, LLP

CUSTODIAN

Brown Brothers Harriman & Co.

TRANSFER AGENT

ALPS Fund Services, Inc.

➢	Forward Emerging Markets Fund

➢	Forward Global Infrastructure Fund

➢	Forward International Small Companies Fund

➢	Forward Long/Short Credit Analysis Fund

➢	Forward Select Income Fund

➢	Forward Small Cap Equity Fund

➢	Forward Tactical Growth Fund

WANT MORE INFORMATION?

You can find out more about our Funds by reviewing the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports list the holdings of each Fund, describe each Fund’s performance, include the Funds’ financial statements, and discuss the market conditions and strategies that significantly affected the Funds’ performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) contains additional and more detailed information about each Fund and is considered a part of this Prospectus. The SAI also contains a description of the Funds’ policies and procedures for disclosing its portfolio holdings.

HOW DO I OBTAIN A COPY OF THESE DOCUMENTS?

By following one of the four procedures below:

1.	Call or write, and copies will be sent to you free of charge: Forward Funds, P.O. Box 1345, Denver, CO 80201, (800) 999-6809.

Or go to www.forwardfunds.com and download a free copy.

2.	Write to the Public Reference Section of the SEC and ask them to mail you a copy. Public Reference Section of the SEC Washington, D.C. 20549-0102. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling: (202) 551-8090.
3.	Go to the EDGAR database on the SEC’s web site at www.sec.gov and download a free text-only copy.
4.	After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Investment Company Act File

No. 811-06722

FORWARD FUNDS

433 California Street, 11th Floor

San Francisco, California 94104

(800) 999-6809

Forward Emerging Markets Fund

Forward Global Infrastructure Fund

Forward International Small Companies Fund

Forward Long/Short Credit Analysis Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward Tactical Growth Fund

Statement of Additional Information

dated December 31, 2009

Forward Funds (“Forward Funds” or the “Trust”) is an open-end management investment company commonly known as a mutual fund. The Trust offers multiple series known as the Forward Funds and multiple series known as the Accessor Funds. Only Class M shares of the Forward Emerging Markets Fund, Forward Global Infrastructure Fund, Forward International Small Companies Fund, Forward Long/Short Credit Analysis Fund, Forward Select Income Fund, Forward Small Cap Equity Fund and Forward Tactical Growth Fund (each a “Fund” and collectively the “Funds”) are discussed in this Statement of Additional Information (“SAI”). There is no assurance that any of the Funds will achieve its objective.

This SAI is not a Prospectus and should be read in conjunction with the Prospectus for the Funds, dated December 31, 2009, which has been filed with the Securities and Exchange Commission (“SEC”). This SAI incorporates by reference the financial statements of the Funds (except for the Forward Tactical Growth Fund which commenced operations on September 14, 2009) included in the Shareholder Reports dated December 31, 2008 (“Financial Statements”) relating to those Funds. A copy of the Prospectus for the Funds and the Financial Statements of the Funds, including the Independent Registered Public Accountants’ Reports, may be obtained free of charge by calling the Funds’ transfer agent at (800) 999-6809.

ORGANIZATION OF FORWARD FUNDS

The Trust is an open-end management investment company, commonly known as a mutual fund. The Trust offers multiple series known as the Forward Funds, some of which are discussed in this SAI, and multiple series known as the Accessor Funds. The Trust was organized as a Pennsylvania common law trust on August 26, 1992 under the name HomeState Group and was reorganized effective April 7, 2005 as a Delaware statutory trust created on February 1, 2005.

The Forward Emerging Markets Fund, Forward Small Cap Equity Fund and Forward International Small Companies Fund are successor mutual funds to previously operational funds with the same respective names (each a “Predecessor Forward Fund,” and collectively, the “Predecessor Forward Funds”), which were series of a separate legal entity called Forward Funds, Inc. (the “Predecessor Company”), a Maryland corporation. The Predecessor Forward Funds were reorganized into corresponding series of the Trust effective after the close of business on June 30, 2005. Any reference in this SAI to performance information, financial highlights, events that occurred or payments that were made prior to June 30, 2005 for any of these Funds refers to the Predecessor Forward Fund or Predecessor Company. Prior to May 1, 2008, the Forward Emerging Markets Fund was named the Forward Global Emerging Markets Fund. Prior to May 1, 2008, the Forward Small Cap Fund was named the Forward Hoover Small Cap Fund.

The Forward Select Income Fund and Forward Global Infrastructure Fund are successors to the Kensington Select Income Fund and Kensington Global Infrastructure Fund (each a “Predecessor Kensington Fund” and collectively, the “Predecessor Kensington Funds”), respectively. The Predecessor Kensington Funds were series of a separate legal entity called The Kensington Funds (the “Predecessor Trust”) and were reorganized into series of the Trust effective June 12, 2009. Any reference in this SAI to performance information, financial highlights, events that occurred or payments that were made prior to June 12, 2009 for the Forward Select Income Fund and Forward Global Infrastructure Fund refers to the Predecessor Kensington Funds or Predecessor Trust.

This SAI pertains to Class M shares of the Funds.

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share.

The Board of Trustees may establish additional funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds have one vote for each share held, and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

1

MANAGEMENT OF THE FUNDS

Board of Trustees

The Trust’s Board of Trustees oversees the management and business of the Funds. The Trustees are elected by shareholders of the Trust, or, in certain circumstances, may be appointed by the other Trustees. There are currently five Trustees, four of whom are not “interested persons” of the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Trustees and Officers of the Trust, along with their affiliations over the last five years, are set forth below.

INDEPENDENT TRUSTEES:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Haig G. Mardikian Age: 62	Chairman	Since 1998+	Owner of Haig G. Mardikian Enterprises, a real estate investment business (1971 to present); General Partner of M&B Development, a real estate investment business (1982 to present); General Partner of George M. Mardikian Enterprises, a real estate investment business (1983 to 2002); President and Director of Adiuvana-Invest, Inc., a real estate investment business (1983 to present); Vice Chairman and Trustee of the William Saroyan Foundation (1992 to present) and President (2007 to present). Mr. Mardikian served as Managing Director of the United Broadcasting Company, radio broadcasting (1983 to 2001) and Chairman and Director of SIFE Trust Fund (1978 to 2002). Trustee of the International House of UC Berkeley (2001 to present); Director of Near East Foundation (2005 to present); President of Foundation of City College San Francisco (2006 – present); Director of the Downtown Association of San Francisco (1982 to 2006); Director of the Market Street Association (1982 to 2006); Trustee of Trinity College (1998 to 2006); Trustee of the Herbert Hoover Presidential Library (1997 to present); Trustee of the Herbert Hoover Foundation (2002 to present); Board of Overseers of Hoover Institution (2006 – present); Trustee of the Advisor California Civil Liberties Public Education Fund (1997 to 2006); Director of The Walnut Management Co (2008 to present).	33	None

2

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Donald O’Connor Age: 73	Trustee	Since 2000+	Financial Consultant (1997 to present); Retired Vice President of Operations, Investment Company Institute (“ICI”), a mutual fund trade association (1969 to 1993); Executive Vice President and Chief Operating Officer, ICI Mutual Insurance Company, an insurance company (1987 to 1997); Chief, Branch of Market Surveillance, Securities and Exchange Commission (1964 to 1969).	33	Trustee of the Advisors Series Trust (15) (1997 to present).
DeWitt F. Bowman Age: 79	Trustee, Audit Committee Chairman	Since 2006 (Director of Forward Funds, Inc. since 2000)+	Principal, Pension Investment Consulting, a consulting company (1994 to present); Interim Treasurer and Vice President for Investments, Regents of the University of California (2000 to 2001); Treasurer of Pacific Pension Institute, a non-profit education organization (1994 to 2002); Treasurer of Edgewood Center for Children and Families, a non-profit care center (1994 to 2004); Director, Episcopal Diocese of California, a nonprofit religious organization (1964 to present); Director RREEF America Fund, a real estate investment trust (1994 to 2006); Trustee of the Pacific Gas and Electric Nuclear Decommissioning Trust Fund, a nuclear decommissioning trust (1994 to present).	33	Trustee, Brandes Institutional International Fund (May 1995 to present); Trustee, RREEF America III (December 2002 to present); Trustee, Sycuan Funds (September 2003 to present); Trustee, Brandes Sep Mun Acct Reserve Trust (February 2005 to present); Trustee, PCG Private Equity Fund, (March 1994 to present).

3

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Cecilia Herbert Age: 60	Trustee	Since 2009+		33	Director, Barclays iShares Inc. (since 2005); Member of Audit & Governance Committees, Barclays iShares Trust (since 2005); President, Board of Catholic Charities CYO (since 2007); Trustee, Thacher School (since 2002); Chair, Thacher School Investment Committee (since 2005); Chair, Thacher School Finance Committee (2005-2008); Director, Women’s Forum West (2004-2006); Chair, Investment Committee, Archdiocese of San Francisco (1994-2005); Member, Finance Committee, Archdiocese of San Francisco (since 1994); Trustee, Pacific Select Funds (2004-2005).

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INTERESTED TRUSTEE:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
J. Alan Reid, Jr. **** Age: 47	President, Trustee	Since 2001+

Chief Executive Officer of Forward

Management, LLC, an investment

advisor (2001 to present); Chief

Executive Officer and Director,

ReFlow Management Co., LLC, an

investment services company

(2001 to present); Chief Executive

Officer and Director, ReFlow

Fund, an investment services

company (2002 to present); Chief

Executive Officer, Sutton Place

Management, an investment

management company (2001 to

present); Chief Executive Officer,

Sutton Place Associates, LLC, an

investment services company,

(2001 to present); Chief Executive

Officer, FISCOP, LLC, (2001 to

present); Chief Executive Officer,

Broderick Management, LLC, an

investment management company

(2001 to present); Senior Vice

President, Director of Business

Delivery, Morgan Stanley Online,

a financial services company (1999

to 2001); Executive Vice President

and Treasurer, Webster

Investment Management Co., LLC

(1998 to 1999); Vice President,

Regional Director, Investment

Consulting Services, Morgan

Stanley, Dean Witter, Discover &

Co., a financial services company

(1992 to 1998); Vice President of

the Board of Trustees of

Centerpoint, a public health and

welfare organization (1997 to

present); Advisory Board Member,

Finaplex, a software company

(2002 to present); Advisory Board

of SunGard Expert Solutions

(1998 to present).

				33	Director, FOLIOfn, Inc. (2002 to present).

*	Each Trustee may be contacted by writing to the Trustee, c/o Forward Management, LLC, 433 California Street, 11th Floor, San Francisco, CA 94104.
**

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his successor, if any, elected at such meeting; or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust.

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***

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act. The parenthetical number represents the number of portfolios within a fund or fund complex.

****

Mr. Reid is considered an interested Trustee because he acts as Chief Executive Officer of Forward Management, LLC, the Funds’ investment advisor, and holds other positions with an affiliate of the Trust.

+

Each Trustee, other than Mr. Bowman and Ms. Herbert, has served as Trustee to the Trust since May 1, 2005. However, beginning on the date indicated in the chart, each Trustee served as a director for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005. Mr. Bowman was appointed as Trustee effective January 1, 2006, and served as a director for the nine series of Forward Funds, Inc. since 2000. Ms. Herbert was appointed as a Trustee effective November 9, 2009.

OFFICERS:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
Barbara H. Tolle 433 California Street 11th Floor San Francisco, CA 94104 Age: 60	Treasurer, Forward Funds	Since 2006	Director of Fund Accounting and Operations, Forward Management (since 2006); Vice President and Director, Fund Accounting and Administration, PFPC Inc. (1999-2006).

Mary Curran 433 California Street 11th Floor San Francisco, CA 94104 Age: 62	Secretary	Since 2004**	Chief Legal Officer, Forward Management (since 2002); Chief Legal Officer, ReFlow Management Co., LLC (since 2002); General Counsel, Morgan Stanley Online (1997-2002).

Judith M. Rosenberg 433 California Street 11th Floor San Francisco, CA 94104 Age: 61	Chief Compliance Officer and Chief Legal Officer	Since 2006	Chief Compliance Officer, Forward Management (since 2005); First Vice President and Senior Attorney, Morgan Stanley (1984-2005).

Robert S. Naka 433 California Street 11th Floor San Francisco, CA 94104 Age: 46	Vice President Funds	Since 2009	Senior Vice President Operations, Forward Management (since 2009); Principal & Chief Operating Officer, Anew Capital Management LLC (2007-2009); Executive Vice President & Chief Operating Officer, ING Funds & Predecessors (1989-2007).

*

Each officer shall hold office at the pleasure of the Board of Trustees until the next annual meeting of the Trust or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.

**

Ms. Curran has served as an officer of the Trust since May 1, 2005. However, beginning on the date indicated in the chart, Ms. Curran served as an officer for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005.

The Board of Trustees has established two standing committees in connection with its governance of the Funds: Audit and Nominating Committees. The Audit Committee consists of four members: Messrs. Bowman, Mardikian, O’Connor and Ms. Herbert. The functions performed by the Audit Committee include, among other things, considering the matters pertaining to the Trust’s financial records and internal accounting controls and acting as the principal liaison between the Board and the Trust’s independent registered public accounting firm. During the fiscal year ended December 31, 2008 the Audit Committee convened five times.

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The Nominating Committee consists of four members: Messrs. Bowman, Mardikian, O’Connor and Ms. Herbert. The function performed by the Nominating Committee is to select and nominate candidates to serve as non-interested Trustees (including considering written nominations from shareholders delivered to the Trust at its address on the cover of this SAI), and approve officers and committee members. During the fiscal year ended December 31, 2008, the Nominating Committee convened three times.

The following table sets forth information regarding the ownership of the Fund by each of the Trustees, and information regarding the aggregate ownership by each Trustee of the Forward Funds.

Information As Of December 31, 2008

INDEPENDENT TRUSTEES

Name of Trustee	Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Haig G. Mardikian	Forward Emerging Markets Fund	A	C
	Forward Global Infrastructure Fund	A	C
	Forward International Small Companies Fund	A	C
	Forward Long/Short Credit Analysis Fund	A	C
	Forward Select Income Fund	A	C
	Forward Small Cap Equity Fund	C	C
	Forward Tactical Growth Fund	A	C
Donald O’Connor	Forward Emerging Markets Fund	A	E
	Forward Global Infrastructure Fund	A	E
	Forward International Small Companies Fund	A	E
	Forward Long/Short Credit Analysis Fund	A	E
	Forward Select Income Fund	A	E
	Forward Small Cap Equity Fund	E	E
	Forward Tactical Growth Fund	A	E
DeWitt F. Bowman	Forward Emerging Markets Fund	C	D
	Forward Global Infrastructure Fund	A	D
	Forward International Small Companies Fund	C	D
	Forward Long/Short Credit Analysis Fund	A	D
	Forward Select Income Fund	A	D
	Forward Small Cap Equity Fund	A	D
	Forward Tactical Growth Fund	A	D
Cecilia W. Herbert	Forward Emerging Markets Fund	A	A
	Forward Global Infrastructure Fund	A	A
	Forward International Small Companies Fund	A	A
	Forward Long/Short Credit Analysis Fund	A	A
	Forward Select Income Fund	A	A
	Forward Small Cap Equity Fund	A	A
	Forward Tactical Growth Fund	A	A

INTERESTED TRUSTEE:

Name of Trustee	Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
J. Alan Reid, Jr.	Forward Emerging Markets Fund	C	E
	Forward Global Infrastructure Fund	A	E
	Forward International Small Companies Fund	C	E

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Forward Long/Short Credit Analysis Fund	C	E
Forward Select Income Fund	A	E
Forward Small Cap Equity Fund	C	E
Forward Select Income Fund	A	E
Forward Tactical Growth Fund	A	E

*	Key to Dollar Ranges
A	None
B	$1-$10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	Over $100,000

As of December 31, 2008, no Trustee who is not an interested person of the Trust owned any securities of the Funds’ Investment Advisor, any of the Funds’ Sub-Advisors, ALPS Distributors, Inc. (the “Distributor”) or their affiliates.

Trustee Compensation

The Trust pays each independent Trustee and members of the Advisory Board a retainer fee in the amount of $25,000 per year, $10,000 each for attendance in person at a regular meeting ($5,000 for attendance via telephone at a regular meeting). The Funds also pay each independent Trustee and members of the Advisory Board $3,000 for attendance in person at each special meeting or committee meeting that is not held in conjunction with a regular meeting, and $2,250 for attendance at a special telephonic meeting, and $1,000 per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $10,000 per year. The interested Trustee does not receive any compensation by the Funds. Officers of the Trust and Trustees who are affiliated persons of the Funds, their investment advisor or sub-advisors do not receive any compensation from the Trust or any other funds managed by the Funds’ investment advisor or sub-advisors. As of December 31, 2008, the Officers and Trustees owned less than 1% of the outstanding shares of the Funds. As discussed below in “Investment Advisory and Other Services – Other Service Providers,” the Trust has agreed to compensate the Investment Advisor for, among other expenses, providing an officer or employee of the Investment Advisor to serve as Chief Compliance Officer for the Funds, and may compensate the Investment Advisor for the time of other officers or employees of the Investment Advisor who serve in other compliance capacities for the Funds.

Compensation Received From Funds (as of December 31, 2008)

Name and Position	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued As Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex(1)
J. Alan Reid, Jr. Trustee*	None	None	None	None
Haig G. Mardikian, Trustee	$62,750	$0	$0	$62,750
Donald O’Connor, Trustee	$45,750	$0	$0	$45,750
DeWitt F. Bowman, Trustee	$62,750	$0	$0	$62,750
Cecilia Herbert, Trustee(2)	None	None	None	None

*	Interested
(1)	The Fund Complex consists of the Trust, which currently consists of thirty-three series.
(2)	Cecilia Herbert was appointed as a Trustee on November 9, 2009.

Trustee and Officer Indemnification

The Declaration of Trust provides that the Trust will indemnify the Trustees and may indemnify its officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Trust that they have acted in bad faith, with reckless disregard of their duties, willful misconduct or gross negligence. The Trust, at its expense, may provide liability insurance for the benefit of its Trustees and its officers.

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PORTFOLIO HOLDINGS DISCLOSURE

Forward Funds has adopted policies and procedures related to the selective disclosure of portfolio holdings (“Disclosure Policies”). The Disclosure Policies provide that it is the policy of Forward Funds and their service providers to protect the confidentiality of their holdings and prevent the selective disclosure of non-public information about the Funds’ portfolio holdings. The Disclosure Policies are designed to address conflicts of interest between each Fund’s shareholders and its Investment Advisor, Sub-Advisors, principal underwriter or any affiliated person of such entities by limiting and delineating the circumstances under which non-public information each Fund’s portfolio holdings may be disseminated. No information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except in limited circumstances, as described below.

Violations of the Disclosure Policies must be reported to the Trust’s Chief Compliance Officer. If the Chief Compliance Officer, in the exercise of his or her duties, deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, he/she shall report it to the Trust’s Board of Trustees, as required by Rule 38a-1.

Disclosures Required by Law

Nothing contained in the Disclosure Policies is intended to prevent the disclosure of portfolio holdings information as may be required by applicable laws and regulations. For example, the Funds or any of their affiliates or service providers may file any report required by applicable law, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission (“SEC”), respond to requests from regulators, and comply with valid subpoenas.

Public Disclosures on Web Site

Forward Funds discloses all portfolio holdings of each Fund, except for the Forward Long/Short Credit Analysis Fund and `Forward Tactical Growth Fund, as of the end of each month on its web site at www.forwardfunds.com. Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a Business Day, then on the next Business Day). Forward Funds discloses the portfolio holdings of the Forward Long/Short Credit Analysis Fund and Forward Tactical Growth Fund quarterly on its web site at www.forwardfunds.com no sooner than one day after such information is filed with the SEC in a publicly available filing.

The portfolio holdings for each month, except for the Forward Long/Short Credit Analysis Fund and Forward Tactical Growth Fund, will remain available on the web site for a minimum of six months following the date posted. For the Forward Long/Short Credit Analysis Fund and Forward Tactical Growth Fund, the portfolio holdings for each quarter will remain available on the web site for a minimum of six months following the date posted. In addition, the Forward Funds may, at the discretion of the Investment Advisor, publicly disclose portfolio holdings information at any time with respect to securities held by the Funds that are in default, distressed, or experiencing a negative credit event. Any such disclosure will be broadly disseminated via the Funds’ website or other means.

Confidential Dissemination of Portfolio Holdings

The Funds may disclose portfolio holdings, under Conditions of Confidentiality, as defined herein, before their public disclosure is required or authorized by policy as above, to service providers, to data aggregators, and to mutual fund evaluation and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. Holdings authorized to be disclosed may be disclosed by officers of the Funds, the Investment Advisor, or service providers in possession of such information. Such holdings are released under conditions of confidentiality. “Conditions of Confidentiality” means that:

(a)

the recipient may not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become public information; and

(b)

the recipient must sign a written Confidentiality Agreement in form and substance acceptable to the Funds’ Chief Compliance Officer which, among other things, provides that the recipient of the portfolio holdings information agrees to limit access to the information to those persons who are subject to confidentiality obligations, and includes an obligation not to trade on non-public information.

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The Trust’s Board of Trustees or Chief Compliance Officer may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those imposed by the Disclosure Policies, or may approve exceptions or revisions to the Disclosure Policies. For example, the Funds may determine to not provide purchase and sale information with respect to Funds that invest in smaller capitalization companies or less liquid securities. The Disclosure Policies may not be waived, or exceptions made, without the consent of the Trust’s Board of Trustees or Chief Compliance Officer.

The Board of Trustees will review at least annually a list of the entities that have received such information, the frequency of such disclosures and the business purpose therefore. Any material changes to the policies and procedures for the disclosure of portfolio holdings will be reported to the Board on at least an annual basis.

The identity of the entities with which Forward Funds has ongoing arrangements to provide portfolio holdings information under Conditions of Confidentiality, the frequency with which they receive such information and the length of the lag between the date of the information and the date it is disclosed is provided below:

1.	FactSet Research Systems Inc. - Daily for all Funds with no delay.

2.	Electra Information Systems Inc. - Daily for all Funds with no delay.

3.	Glass, Lewis & Co. - Daily (or less frequently) for all Funds with no delay.

4.	Bloomberg, LP - Daily for all Funds with no delay.

The policy also permits the daily or less frequent disclosure of any and all portfolio information to the Funds’ service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Funds’ custodian, fund accountants, investment advisor and sub-advisors, administrator, independent public accountants, attorneys, officers and directors and each of their respective affiliates and advisors, who are subject to duties of confidentiality imposed by law and/or contract, including a duty not to trade on non-public information.

Analytical Information

The Funds or their duly authorized service providers may distribute the following information concerning each Fund’s portfolio before disclosure of all portfolio holdings is made as discussed above, provided that the information has been publicly disclosed (via the Funds’ website or otherwise):

•	Top Twenty-five Holdings. Top twenty-five holdings and the total percentage of the Fund such aggregate holdings represent.

•	Sector Holdings. Sector information and the total percentage of the Fund held in each sector.

•	Other Portfolio Characteristic Data. Any other analytical data that does not identify any specific portfolio holding.

Press Interviews, Broker Discussions, etc.

Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with these Disclosure Policies. For example, a portfolio manager discussing a particular Fund may indicate that he or she likes and/or owns for the Fund a security only if the Fund’s ownership of such security has previously been publicly disclosed (and the statement is otherwise accurate and not misleading).

Trading Desk Reports

The trading desks of the Funds’ Investment Advisor or Sub-Advisors may periodically distribute lists of applicable investments held by their clients (including the Funds) for the purpose of facilitating efficient trading of such investments and receipt of relevant research.

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Research Coverage

The Funds’ Investment Advisor or Sub-Advisors may periodically distribute a list of the issuers and securities that are covered by their research department as of a particular date. The list of issuers and securities may represent securities currently held by the Funds and securities which may be purchased for the Funds. In no case will a list specifically identify an issuer’s securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.

Conflicts of Interest

Whenever portfolio holdings disclosure made pursuant to the Disclosure Policies involves a conflict of interest between the Funds’ shareholders and the Funds’ Investment Advisor, Sub-Advisors, Distributor or any affiliated person of the Funds, the disclosure may not be made unless a majority of the Independent Trustees or a majority of a Board committee consisting solely of Independent Trustees approves such disclosure after considering the best interests of shareholders and potential conflicts in making such disclosures. The Funds, the Funds’ Investment Advisor and Sub-Advisors will not enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor

Forward Management, LLC (“Forward Management” or the “Investment Advisor”) serves as the investment advisor to each of the Forward Funds. Forward Management has the authority to manage the Funds in accordance with the investment objective, policies and restrictions of the Funds and subject to general supervision of the Trust’s Board of Trustees. Forward Management also has the authority to engage the services of different sub-advisors with the approval of the Trustees of each of the Funds and each Fund’s shareholders. Forward Management also provides the Funds with ongoing management supervision and policy direction.

Forward Management is a registered investment advisor under the Investment Advisers Act of 1940 (“Advisers Act”). Forward Management supervises the activities of each Sub-Advisor and manages the assets of certain of portfolios of the Trust directly, without the use of a sub-advisor. Forward Management is located at 433 California Street, 11th Floor, San Francisco, California 94104. Forward Management’s ownership interests are held approximately as follows: Gordon P. Getty, Chairman of the Board (35%); ReFlow Forward Holding Company, an entity controlled by Mr. Getty (35%); management and employees (26%); and unaffiliated outsider investors (4%). As of December 31, 2008, Forward Management had approximately $3.7 billion of assets under management.

Forward Management has delegated to the Sub-Advisors the authority to manage each Fund, other than with regard to the Forward Global Infrastructure Fund, the Forward Select Income Fund and the cash portion of the Forward Emerging Markets Fund. Forward Management has managed the Forward Small Cap Equity Fund since September 1998. On December 23, 2003, Forward Management replaced Pictet International Management Limited as Investment Advisor to the Forward International Small Companies Fund. On September 17, 2004, Forward Management replaced Pictet International Management Limited as Investment Advisor to the Forward Emerging Markets Fund. On June 12, 2009, Forward Management replaced Kensington Investment Group, Inc. as Investment Advisor to the Forward Global Infrastructure Fund and the Forward Select Income Fund. Forward Management has managed the cash portion of the Forward Emerging Markets Fund since August 1, 2009, and has managed the Forward Long/Short Credit Analysis Fund and Forward Tactical Growth since their inception on December 29, 2006 and September 14, 2009, respectively. The thirty-three portfolios of the Trust are Forward Management’s principal investment advisory clients. Daily investment decisions are made by Forward Management for the Forward Global Infrastructure Fund, the Forward Select Income Fund and the cash portion of the Forward Emerging Markets Fund, and by the Sub-Advisors for each other Fund. Certain information regarding Forward Management is described above, and certain information regarding each of the Sub-Advisors is described below.

Hiring Sub-Advisors without Shareholder Approval

Forward Management and Forward Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees of the Trust, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for the Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of the hiring of a sub-advisor or sub-advisor changes within 90 days after the effective date of such change.

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Sub-Advisors

Forward Emerging Markets Fund, Forward International Small Companies Fund

Forward Management has engaged the services of Pictet Asset Management Limited (“PAM Ltd”), which is part of Pictet Asset Management (“PAM”), to act as Sub-Advisor for the Forward International Small Companies Fund and with regard to the non-cash portion of the Forward Emerging Markets Fund. PAM was established in 1980 and is the institutional business division of Pictet & Cie, which includes all of the operating subsidiaries and divisions of Pictet & Cie that carry on institutional asset management. PAM manages a range of products including a variety of equity portfolios for U.S. and international institutional clients. PAM is an affiliate of Pictet & Cie, a Swiss private bank that was founded in 1805. PAM Ltd’s address is Moor House, 120 London Wall, London, EC2Y 5ET, United Kingdom. PAM Ltd is both registered as a U.S. investment advisor and authorized and regulated by the Financial Services Authority in the United Kingdom. As of December 31, 2008, PAM had approximately $109 billion of assets under management, and Pictet & Cie had approximately $195 billion of assets under management and administration for institutional and private clients. Pictet & Cie is owned by eight partners. The cash portion of the Forward Emerging Markets Fund’s portfolio is managed directly by Forward Management. Forward Management is discussed above.

Forward Long/Short Credit Analysis Fund

Forward Management has engaged the services of Cedar Ridge Partners, LLC (“Cedar Ridge”), 45 East Putnam Avenue, Suite 124, Greenwich, CT 06830, to act as sub-advisor for the Forward Long/Short Credit Analysis Fund. Cedar Ridge is a Delaware limited liability company established in March 2004 and is a registered investment adviser under the Advisers Act. As of December 31, 2008, Cedar Ridge had assets under management of $73.6 million. As of December 31, 2008, founder Alan E. Hart owned 47% ,Guy J. Benstead, as trustee for the Guy and Kelly Benstead Family Trust, owned 47% of Cedar Ridge and Jeffery M. Hudson owned 2%, with the balance owned by other family entities.

Forward Small Cap Equity Fund

Forward Management has engaged the services of Hoover Investment Management Co., LLC (“Hoover”) to act as Sub-Advisor for the Forward Small Cap Equity Fund. Hoover is a registered investment adviser under the Advisers Act, formed in 1997 to provide asset management services to pension plans, endowments, foundations and high net worth individuals. Hoover is located at 600 California Street, Suite 550, San Francisco, California 94108. As of December 31, 2008, Hoover served as an investment advisor or investment sub-advisor to 53 accounts with assets of approximately $1 billion under management. Hoover focuses on the small capitalization sector using a combination of macro/top down as well as company specific/bottom up investment research. Hoover invests in profitable cash flow generating businesses that are undervalued and prefers companies with little Wall Street sponsorship and low institutional ownership. The goal is to find companies that are not in favor with Wall Street and identify a catalyst for growth, which will propel both the earnings and market recognition. This allows investors to benefit from investments in companies entering periods of increased internal growth as well as from the expanding price-earnings multiples that ensuing market recognition can bring. Irene Hoover, CFA, is the managing member and founder of Hoover. As of December 31, 2008, Ms. Hoover owns 79% of Hoover.

Forward Tactical Growth Fund

Forward Management has engaged the services of Broadmark Asset Management, LLC (“Broadmark”) to act as Sub-Advisor for the Forward Tactical Growth Fund. Broadmark is a Delaware limited liability company that is a registered investment adviser under the Advisers Act. Broadmark is located at 12 East 52nd Street, 3rd Floor, New York, New York 10022. As of June 1, 2009, Broadmark had assets under management of approximately $135 million.

As of July 3, 2009, Forward Management owned 22.11% of the outstanding voting securities of Broadmark, contributed over 40% of the capital of Broadmark, was entitled to a substantial preferred share of certain advisory revenues, had the right to a substantial liquidation interest, had the right to approve certain business activities, and had the right to appoint 1/3 of the members of Broadmark’s Board of Managers. Based on the advice of counsel and in light of the relevant facts and circumstances, it is Forward Management’s position that it is a control person of Broadmark for purposes of the 1940 Act.

The portfolio manager of the Forward Tactical Growth Fund is Christopher J. Guptill. Mr. Guptill is Chief Executive Officer and Chief Investment Officer of Broadmark and has been with the company since its inception in 1999. Mr. Guptill, a founding member of Broadmark, is based in the California office and is responsible for the development of Broadmark’s investment management programs and products. He is also responsible for the implementation of all portfolio management and execution. Mr. Guptill began his career in 1979 at Paine Webber, Jackson and Curtis. In the mid-1980s he developed a specialty for identifying emerging equity managers. In 1994, Mr. Guptill joined McKinley Capital Management, Inc. and was

12

initially responsible for portfolio management as senior portfolio manager. He later became the firm’s chief equity strategist. Additionally, Mr. Guptill developed, launched and co-managed the firm’s highly successful alternative investment portfolios. Mr. Guptill is a 1979 graduate of California State University, Chico with a BA in economics.

Forward Global Infrastructure Fund, Forward Select Income Fund

The portfolios of the Forward Global Infrastructure Fund and the Forward Select Income Fund are managed directly by Forward Management. Forward Management is discussed above.

Investment Management and Sub-Advisory Agreements

Each Fund pays an investment advisory fee, which is computed daily and paid monthly, at the following annual rates based on the average daily net assets of the respective funds:

Fund	Advisory Fee
Forward Emerging Markets Fund	1.25% up to and including $500 million 1.20% over $500 million up to and including $1 billion 1.15% over $1 billion
Forward Global Infrastructure Fund	0.90%
Forward International Small Companies Fund	1.00% up to and including $1 billion 0.95% over $1 billion
Forward Long/Short Credit Analysis Fund	1.50%
Forward Select Income Fund	1.00%
Forward Small Cap Equity Fund	1.05% up to and including $500 million 1.00% over $500 million
Forward Tactical Growth Fund	1.25%

From time to time, the Investment Advisor may waive receipt of its fees and/or voluntarily assume certain Fund expenses, which would have the effect of reducing a Fund’s expense ratio and increasing returns to shareholders at the time such amounts are waived or assumed, as the case may be. Each class of shares of the Funds pays its respective pro rata portion of the advisory fees payable by the Funds.

Under the terms of the investment advisory contract between the Trust and the Investment Advisor (the “Investment Management Agreement”), the Investment Advisor provides a program of continuous investment management for the Funds with regard to the Funds’ investment of their assets in accordance with the Funds’ investment objectives, policies and limitations. In providing investment management services to each Fund, the Investment Advisor will: (a) make investment decisions for the Funds, including, but not limited to, the selection and management of investment sub-advisors for the Funds, in which case any of the duties of the Investment Advisor under the Investment Management Agreement may be delegated to such investment sub-advisors subject to approval by the Board of Trustees; (b) if investment sub-advisors are appointed with respect to the Funds, monitor and evaluate the performance of the investment sub-advisors under their respective sub-advisory agreements in light of the investment objectives and policies of the respective Fund, and render to the Trustees such periodic and special reports related to such performance monitoring as the Trustees may reasonably request, and analyze and recommend changes in investment sub-advisors as the Investment Advisor may deem appropriate; (c) place orders to purchase and sell investments in the Funds; (d) furnish to the Funds the services of its employees and agents in the management and conduct of the corporate business and affairs of the Funds; (e) if requested, and subject to certain reimbursement provisions of the Investment Management Agreement with respect to the Chief Compliance Officer of the Trust, provide the services of its officers as officers or administrative executives of the Funds of the Trust who are “interested persons” of the Trust or its affiliates, as that term is defined in the 1940 Act, subject in each case to their individual consent to serve and to applicable legal limitations; and (f) provide office space, secretarial and clerical services and wire and telephone services (not including toll charges, which will be reimbursed by the Funds), and monitor and review Fund contracted services and expenditures pursuant to the distribution and service plans of the Funds. Under the Investment Management Agreement, the Investment Advisor is also authorized to enter into brokerage transactions, including with brokers affiliated with the Investment Advisor, with respect to each Fund’s portfolio securities, always subject to best execution.

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The Investment Management Agreement authorizes each Fund to use soft dollars to obtain research reports and services and to use directed brokerage on behalf of the Fund, however the Investment Advisor reviews such transactions on a quarterly basis. The Investment Advisor may also aggregate sales and purchase orders of securities held in a Fund with similar orders being made simultaneously for other accounts managed by the Investment Advisor or with accounts of the Investment Advisor’s affiliates, if in the Investment Advisor’s reasonable judgment such aggregation shall result in an overall economic benefit to the respective Fund.

The Investment Advisor compensates each Sub-Advisor out of the Investment Advisor’s revenues. Forward Management retains the entire fee for, and does not pay a sub-advisory fee with respect to, each of the Forward Global Infrastructure Fund, the Forward Select Income Fund and with respect to the cash portion of the Forward Emerging Markets Fund. All fees paid to the Investment Advisor by the Funds are computed and accrued daily and paid monthly based on the net asset value of shares of the respective Funds.

The following table describes the advisory fees paid by each operational Fund to Forward Management and the fee(s) waived by Forward Management for the last three fiscal years ended December 31. Before the Predecessor Kensington Funds were reorganized into the Forward Global Infrastructure Fund and the Forward Select Income Fund, investment advisory services for the Predecessor Kensington Funds were provided by Kensington Investment Group, Inc. (the “Predecessor Advisor”). The following table includes the advisory fees paid by the Predecessor Kensington Funds to the Predecessor Advisor and the fee(s) waived by the Predecessor Advisor for the last three fiscal years ended December 31.

	Gross Advisory Fees paid by Fund	Fees Waived by Forward Management	Net Advisory Fees Paid
Fiscal Year Ended December 31, 2008
Forward Emerging Markets Fund	$1,255,015	$(378,868)	$876,147
Forward Global Infrastructure Fund(1)	$1,425,517	$(299,818)	$1,125,699
Forward International Small Companies Fund	$6,769,979	$(155,518)	$6,614,461
Forward Long/Short Credit Analysis Fund	$219,964	$(80,232)	$139,732
Forward Select Income Fund(1)	$4,745,605	$0	$4,745,605
Forward Small Cap Equity Fund	$5,111,615	$0	$5,111,615

Fiscal Year Ended December 31, 2007
Forward Emerging Markets Fund	$855,746	$(270,816)	$584,930
Forward Global Infrastructure Fund(3)	$209,420	$(76,310)	$133,110
Forward International Small Companies Fund	$8,785,526	$(234,684)	$8,550,842
Forward Long/Short Credit Analysis Fund(2)	$109,766	$(67,674)	$42,092
Forward Select Income Fund(1)	$7,297,053	$0	$7,297,053
Forward Small Cap Equity Fund	$6,119,131	$0	$6,119,131

Fiscal Year Ended December 31, 2006
Forward Emerging Markets Fund	$582,611	$(190,389)	$392,222
Forward International Small Companies Fund	$4,236,935	$(207,893)	$4,029,042
Forward Select Income Fund(1)	$7,284,158	$0	$7,284,158
Forward Small Cap Equity Fund	$5,310,540	$(104,647)	$5,205,893

(1)

The Forward Global Infrastructue Fund and the Forward Select Income Fund have agreed to repay the Investment Advisor for amounts waived or reimbursed by the Predecessor Advisor pursuant to an expense limitation agreement provided that such repayment does not cause the Total Fund Operating Expenses to exceed the above limits and the repayment is made within three years after the year in which the Predecessor Advisor incurred the expense. As of May 31, 2009, the amounts remaining available for reimbursement to the Investment Adviser were $90,205 and $448,739 for the Forward Select Income Fund and the Forward Global Infrastructure Fund, respectively.

(2)	The Forward Long/Short Credit Analysis Fund commenced operations on January 3, 2007.
(3)	The Forward Global Infrastructure Fund commenced operations on June 29, 2007.

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For the services provided pursuant to the Sub-Advisory Agreements with Forward Management, each Sub-Advisor receives an annual fee from Forward Management at the following annual rates based on the average daily net assets of the respective funds:

Fund	Sub-Advisory Fee
Forward Emerging Markets Fund	0.80% through $250 million 0.75% over $250 million
Forward International Small Companies Fund	0.60%
Forward Long/Short Credit Analysis Fund	1.00%
Forward Small Cap Equity Fund	0.70% through $100 million 0.55% over $100 million
Forward Tactical Growth Fund	0.70%

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Management Agreement and investment sub-advisory contracts for the Forward Emerging Markets Fund, Forward International Small Companies Fund, Forward Long/Short Credit Analysis Fund and Forward Small Cap Equity Fund is available in Forward Funds’ annual report for the most recent fiscal year ended December 31, 2008. For the Forward Global Infrastructure Fund and Forward Select Income Fund, a discussion regarding the basis for the Board of Trustees’ approval of the Investment Management Agreement of is available in Forward Funds’ semi-annual report for the period ended June 30, 2009. A discussion regarding the basis for the Board of Trustees’ approval of the Investment Management Agreement and investment sub-advisory contract for the Forward Tactical Growth Fund will be available in Forward Funds’ annual report for the fiscal year ended December 31, 2009.

As described in the Prospectus, the Investment Advisor has agreed to limit the total expenses of Class M shares of certain of the Funds through the dates indicated to the annual rates stated below (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses expenses, and extraordinary expenses). Pursuant to these agreements, each Fund will reimburse the Investment Advisor for any fee waivers or expense reimbursements made by the Investment Advisor, provided that any such reimbursements made by the Fund to the Investment Advisor will not cause the Fund’s expenses to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred. There is no assurance that these expense limitations will be continued beyond the dates indicated.

Fund (Class M shares)	End Date	Expense Limit
Forward Emerging Markets Fund	April 30, 2011	1.39%
Forward Global Infrastructure Fund	June 30, 2011	1.25%
Forwared Long/Short Credit Analysis Fund	April 30, 2011	1.60%
Forward Select Income Fund	June 30, 2011	1.35%
Forward Tactical Growth Fund	April 30, 2011	1.59%

With respect to the Forward Emerging Markets Fund, the Sub-Advisor has contractually agreed to waive its fees in the same proportion as the Investment Advisor in amounts necessary to limit the Fund’s operating expenses to the annual rate stated in the Prospectus, provided that the net minimum sub-advisory fee payable to the Sub-Advisor will be 0.30%. With respect to the Forward Tactical Growth Fund, the Sub-Advisor has contractually agreed to waive its fees in the same proportion as the Investment Advisor in amounts necessary to limit the Fund’s operating expesnes to the annual rate stated in the Prospectus. With respect to the Forward Long/Short Credit Analysis Fund, the Sub-Advisor has contractually agreed to waive its fees in the same proportion as the Investment Advisor in amounts necessary to limit the Fund’s operating expenses to the annual rate stated in the Prospectus, provided that the net minimum sub-advisory fee payable will be half of the fee otherwise payable to the Sub-Advisor.

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Portfolio Managers

Pictet Asset Management Limited:

Forward Emerging Markets Fund (Non-Cash Portion)

PAM Ltd constructs the non-cash portion of the portfolio of the Forward Emerging Markets Fund using a team approach. Nidhi Mahurkar, Co-Lead, Global Emerging Markets Equities, Klaus Bockstaller, Co-Lead, Global Emerging Markets Equities, Stephen Burrows, Senior Investment Manager and Product Specialist, and Jonathan Bell, Senior Investment Manager, are responsible for the day-to-day management of the Forward Emerging Markets Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that the team managed as of December 31, 2008:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	1	$67.0	0	$0.0
Other pooled investment vehicles	14	$1,988.0	0	$0.0
Other accounts	12	$1,191.0	2	$445.0

Forward International Small Companies Fund

PAM Ltd constructs the portfolio of the Fund using a team approach. Aylin Suntay, Head and Senior Investment Manager, Small Cap Equities Team, Michael McLaughlin, Senior Investment Manager, Justin Hill, Senior Investment Manager, Oliver Knobloch, Senior Investment Manager and Bill Barker, Senior, Investment Manager are the five portfolio managers with the most significant responsibility for the day-to-day management of the Forward International Small Companies Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that this team managed as of December 31, 2008:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	1	$437.0	0	$0.0
Other pooled investment vehicles	5	$229.0	0	$0.0
Other accounts	2	$237.0	0	$0.0

Potential conflicts of interests or duties may arise because PAM Ltd engages in regulated activities for other clients. PAM Ltd may act as agent for the Fund in relation to transactions in which it is also acting as agent for the account of other customers and/or employees.

If any conflict or potential conflict arises, PAM Ltd seeks to ensure that all transactions are effected on terms that are not materially less favorable to the Fund than if the conflict or potential conflict had not existed, and PAM Ltd uses its best efforts to obtain fair treatment of the Fund. In addition, PAM Ltd’s employees are required to adhere to the PAM’s code of practice concerning personal dealings.

For the investment staff and senior management team, base pay (which is determined by the rank and tenure of the employee) comprises 50-60% of the total compensation package - the remaining percentage is structured to reflect individual performance and the long-term value of the individual to the group. To increase the objectivity of the assessment, PAM uses Balanced Scorecards, which incorporate a range of quantitative and qualitative objectives, each of which is linked to the overall objectives of PAM’s business plan and weighted according to its relative significance, to enable a direct link to be made between the calculation of the discretionary element of the package to over or under performance in certain key areas, including investment performance, clients, financials, process and innovation and people and skills. For the Forward International Equity Fund, Forward Emerging Markets Fund and Forward International Small Companies Fund, the

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investment performance component of the Balanced Scorecards is based on pre-tax performance relative to peer group performance (where available) and relative to the MSCI All Country World Index ex-USA; MSCI Emerging Markets Index; and MSCI EAFE Small Companies Index, respectively. The performance period measured is 50% of the current year being measured and 50% of the rolling 3 years, annualized.

Cedar Ridge Partners, LLC:

Forward Long/Short Credit Analysis Fund

The portfolio managers responsible for the day-to-day management of the Fund are Alan E. Hart, Managing Partner of Cedar Ridge and Senior Portfolio Manager for the Fund, and Guy J. Benstead, a Partner of Cedar Ridge and Co-Portfolio Manager for the Fund.

The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Hart and Mr. Benstead managed as of December 31, 2008:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	1	$13.7	0	$0.0
Other pooled investment vehicles	2	$36.4	2	$36.5
Other accounts	4	$23.6	3	$23.1

Cedar Ridge will use its best efforts in connection with the purposes and objectives of the Fund and will devote so much of its time and effort to the affairs of the Fund as may, in its judgment, be necessary to provide the sub-advisory services to the Fund. Potential conflicts of interest may arise because Cedar Ridge performs investment management services for other clients. As a result of the foregoing, the Sub-Advisor could have conflicts of interest in allocating its time and activity between the Fund and other entities, in allocating investments among the Fund and other entities and in effecting transactions for the Fund and other entities, including ones in which the Sub-Advisor could have a greater financial interest.

In addition, purchase and sale transactions may be effected between the Fund and the other entities or accounts subject to the following guidelines: (i) such transactions shall be effected for cash consideration at the current market price of the particular securities; and (ii) no extraordinary brokerage commissions or fees (except for customary transfer fees or commissions) or other remuneration shall be paid in connection with any such transaction.

From the standpoint of the Fund, simultaneous identical portfolio transactions for the Fund and the other clients may tend to decrease the prices received, and increase the prices required to be paid, by the Fund for its portfolio sales and purchases. Where less than the maximum desired principal amount of a particular security to be purchased is available at a favorable price, the principal amount purchased will be allocated among the Fund and the other clients in an equitable manner as determined by the Sub-Advisor. Further, it may not always be possible or consistent with the investment objectives of the other clients of the Sub-Advisor and of the Fund for the same investment positions to be taken or liquidated at the same time or at the same price; however, all transactions will be made on a “best execution” basis.

Mr. Hart and Mr. Benstead each receive a fixed annual salary and discretionary bonus compensation based upon the profitability of Cedar Ridge and its affiliates and their respective percentage ownership thereof.

Hoover Investment Management Co., LLC:

Forward Small Cap Equity Fund

Irene Hoover, the managing member and founder of Hoover, is responsible for the day-to-day management of the Forward Small Cap Equity Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Ms. Hoover managed as of December 31, 2008:

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	3	$452.8	0	$0.0
Other pooled investment vehicles	2	$18.6	0	$0.0
Other accounts	48	$562.0	0	$0.0

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Potential conflicts of interest may arise because Hoover performs investment management services for other clients. Hoover has adopted a trading aggregation and allocation policy to accommodate the investment needs of all its clients, to promote equitable allocation of investment opportunities, and to prevent the investment activities of some clients from conflicting with those of others. The policy covers the procedures for the aggregating of orders for all accounts buying or selling a security on a particular day and the allocation of the resulting transaction among participating accounts on an average price basis in proportion to their respective participation in the initial order. If the order is only partially filled, it will be allocated proportionately based on the allocation determination unless the amount acquired within the desired price range is too small, in the portfolio manager’s discretion, to make proportionate allocation appropriate.

In addition, Hoover has adopted a Code of Ethics that governs the personal securities trading activities of all Hoover employees. Under the Code, trading by all employees and other associated persons for their own accounts is subject to internal review and pre-clearance by the senior portfolio manager, and may be restricted in recognition of impending investment decisions on behalf of clients and other factors.

Ms. Hoover’s compensation consists of a base salary plus her share of the firm’s annual net income based upon her ownership percentage. She is also eligible to participate in Hoover’s 401(k) plan.

Broadmark Asset Management, LLC

Forward Tactical Growth Fund

Christopher J. Guptill is responsible for the day-to-day management of the Forward Tactical Growth Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that he managed as of June 1, 2009.

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	0	$0	0	$0.0
Other pooled investment vehicles	4	$50	4	$50
Other accounts	7	$85	5	$57

Potential conflicts of interest may arise because Broadmark engages in portfolio management activities for other clients. Broadmark has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade. The prices of securities allocated are at the average share price for all transactions in that security for a given aggregated trade order, with all transaction costs shared on a pro rata basis.

Mr. Guptill receives a fixed annual salary and discretionary bonus compensation based upon the profitability of Broadmark in which he has significant ownership.

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Forward Management, LLC:

Forward Global Infrastructure Fund, Forward Select Income Fund

The Forward Global Infrastructure Fund and Forward Select Income Fund are team managed. Members of the team are: Jim O’Donnell, CFA, Joel Beam, Paul Gray, Michael McGowan, and Aaron Visse, CFA.

The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. O’Donnell managed as of June 1, 2009, and that Mr. Beam, Mr. Gray, Mr. McGowan, and Mr. Visse, managed as of December 31, 2008.

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)*	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	10	$1,430.7	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	2	$1.5	0	$0.0

Joel Beam

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	1	$404.0	0	$0.0
Other pooled investment vehicles	2	$7.0	0	$0.0
Other accounts	0	$0.0	0	$0.0

Paul Gray

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	3	$153.2	1	$76.6
Other pooled investment vehicles	1	$5.6	0	$0.0
Other accounts	0	$0.0	0	$0.0

Michael McGowan

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	4	$170.4	1	$76.6
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	16	$8.4	0	$0.0

Aaron Visse

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	1	$114.6	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	0	$0.0	0	$0.0

*	If an account has a co-portfolio manager, the total number of accounts and assets has been allocated to each respective manager. Therefore, some accounts and assets have been counted multiple times.

Potential conflicts of interest may arise because Forward Management engages in portfolio management activities for other clients. Forward Management has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade. The prices of securities allocated are at the average share price for all transactions in that security for a given aggregated trade order, with all transaction costs shared on a pro rata basis.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Funds affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

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The compensation of Messrs. Beam, Gray, McGowan, and Visse consists of a fixed salary and bonus. The bonus payment is awarded based on levels of assets under management and portfolio performance relative to the benchmarks for each product managed across 1, 3 and 5 year periods. These benchmarks include the benchmarks for the Funds, which are The Merrill Lynch Preferred Index and S&P Global Infrastructure Index.

Forward Emerging Markets Fund (Cash Portion)

The portfolio managers with respect to the cash portion of the Fund are Jim O’Donnell, CFA, Nathan Rowader, Paul Herber and Justin Roberge.

The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. O’Donnell, Mr. Rowader, Mr. Herber and Mr. Roberge managed as of May 31, 2009:

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	10	$1,478.4	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	2	$1.5	0	$0.0

Nathan Rowader

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	9	$1,456.3	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	0	$0.0	0	$0.0

Paul Herber

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	9	$1,456.3	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	0	$0.0	0	$0.0

Justin Roberge

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	9	$1,456.3	0	$0.0
Other pooled investment vehicles	0	$0.0	0	$0.0
Other accounts	0	$0.0	0	$0.0

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Potential conflicts of interest may arise because Forward Management engages in portfolio management activities for other clients. Forward Management has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade. The prices of securities allocated are at the average share price for all transactions in that security for a given aggregated trade order, with all transaction costs shared on a pro rata basis.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

The compensation of Messrs. Rowader, Herber and Roberge includes a fixed salary and bonus. For Mr. Rowader, the bonus payment is based in part on the performance of the Accessor Funds (including funds directly managed by Mr. Rowader but not including the Forward Emerging Markets Fund) relative to each fund’s benchmark, as stated in the applicable prospectus, for a 1-year period. For Messrs. Herber and Roberge, the bonus payment is based in part on the performance of the Accessor series of Forward Funds that they directly manage (not including the Forward Emerging Markets Fund) relative to each fund’s benchmark, as stated in the applicable prospectus, for a 1-year period.

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The following table sets forth information regarding the ownership of the Funds by the portfolio managers responsible for the day-to-day management of each Fund’s portfolio.

Information as of December 31, 2008 (except as otherwise noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund****	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Portfolio Manager in Family of Investment Companies****
Nidhi Mahurkar	Forward Emerging Markets Fund	A	A
Klaus Bockstaller*	Forward Emerging Markets Fund	A	A
Stephen Burrows	Forward Emerging Markets Fund	A	A
Jonathan Bell	Forward Emerging Markets Fund	A	A
Jim O’Donnell**	Forward Emerging Markets Fund	C	D
Nathan Rowader**	Forward Emerging Markets Fund	B	B
Paul Herber**	Forward Emerging Markets Fund	B	B
Justin Roberge**	Forward Emerging Markets Fund	A	A
Jim O’Donnell***	Forward Global Infrastructure Fund	A	D
Michael McGowan	Forward Global Infrastructure Fund	A	D
Aaron Visse	Forward Global Infrastructure Fund	C	C
Oliver Knobloch	Forward International Small Companies Fund	A	A
Michael McLaughlin	Forward International Small Companies Fund	A	A
Aylin Suntay	Forward International Small Companies Fund	A	A
Justin Hill	Forward International Small Companies Fund	A	A
Bill Barker	Forward International Small Companies Fund	A	A
Alan E. Hart	Forward Long/Short Credit Analysis Fund	A	A
Guy J. Benstead	Forward Long/Short Credit Analysis Fund	A	A
Jim O’Donnell***	Forward Select Income Fund	A	D
Joel Beam	Forward Select Income Fund	D	D
Michael McGowan	Forward Select Income Fund	D	D
Aaron Visse	Forward Select Income Fund	B	C
Irene Hoover	Forward Small Cap Equity Fund	C	D
Christopher J. Guptill***	Forward Tactical Growth Fund	A	A

*	Information as of August 31, 2009.
**	Information as of May 31, 2009.
***	Information as of June 1, 2009.
****	Key to Dollar Ranges
A	None
B	$1 - $10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	$100,001 - $500,000
F	$500,001 - $1,000,000
G	Over $1,000,000

Allocation of Investment Opportunities

Because the portfolio managers discussed above generally manage multiple accounts with similar investment objectives and strategies, each Sub-Advisor is subject to portfolio security allocation procedures which are intended to ensure that limited investment opportunities are allocated in a fair and equitable manner among the Sub-Advisor’s various client accounts. Where a Sub-Advisor seeks to purchase securities for the account of a Fund and other clients, but is unable to obtain the desired amount of the securities, the available amount is generally allocated pro-rata among the Fund and other participating accounts, with limited exceptions.

Distributor

The Funds offer their shares to the public on a continuous basis. Shares of the Funds are distributed pursuant to a Distribution Agreement, dated as of September 30, 2005 (the “Distribution Agreement”), between the Trust and the Distributor, ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203. The Distribution Agreement requires the Distributor to solicit orders for the sale of shares and to undertake such advertising and promotion as the Distributor believes reasonable in

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connection with such solicitation. The Trust and the Distributor have agreed to indemnify each other against certain liabilities. The Trust pays no fee to the Distributor under the Distribution Agreement. The Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Trustees who are not parties to such agreement or “interested persons” of any such party and must be approved either by votes of a majority of the Trustees or a majority of the outstanding voting securities of the Funds. The Distribution Agreement may be terminated by either party on at least 60 days’ written notice and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Codes of Ethics

The Trust, the Investment Advisor, the Sub-Advisors and the Distributor have adopted Codes of Ethics governing personal trading activities of all of their trustees, directors and officers and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Funds or obtain information pertaining to such purchase or sale. The Codes of Ethics permit personnel subject to the Code of Ethics to invest in securities, including securities that may be purchased or held by the Funds.

The Investment Advisor’s and Sub-Advisors’ Codes of Ethics are designed to address and avoid potential conflicts of interest relating to personal trading and related activities. The Codes of Ethics instruct the Investment Advisor and Sub-Advisor to always place the interests of shareholders first, ensure that all personal securities transactions are conducted consistent with the Code of Ethics and in such a manner to avoid any actual or potential conflicts of interest or abuse, and prohibits investment company personnel from taking inappropriate advantage of their positions.

The Investment Advisor’s and Sub-Advisors’ Codes of Ethics each prohibit personal trading in certain securities by access persons unless they have received written authorization from the respective Advisor or Sub-Advisor. Each Code of Ethics lists situations in which transactions are exempt and thus covered persons may engage in exempted transactions without following the procedures set forth in the Code of Ethics. Access persons are required to make initial and annual reports of their securities holdings and to file quarterly securities transaction reports with the Investment Advisor or Sub-Advisor even if no securities transactions occurred and no new securities accounts were opened during the relevant quarter. Each employee is required to certify that he or she has read, understands and has complied with the Code of Ethics.

The Distributor’s Code of Ethics is designed to clearly state, and inform its access persons about, prohibited activities in which employees may not engage. The Distributor’s Code of Ethics prohibits its access persons from purchasing or selling securities based upon any material nonpublic information to which they have access solely as a result of their employment with the Distributor, and prohibits informing others, who may act on such information, about material nonpublic information about the Distributor or one of its clients.

The Codes of Ethics of the Trust, the Investment Advisor, the Sub-Advisors and the Distributor are on public file with and available from the SEC.

Proxy Voting Policies and Procedures

It is the Funds’ policy that proxies received by the Funds are voted in the best interest of the Funds’ shareholders. The Board of Trustees of the Funds has adopted Proxy Voting Policies and Procedures for the Funds that delegate all responsibility for voting proxies received relating to the Funds’ securities to the Investment Advisor. The Board of Trustees will periodically review and approve the Investment Advisor’s and Sub-Advisors’ proxy voting policies and procedures and any amendments.

Proxy Voting Guidelines

Pictet Asset Management Limited

Pictet Asset Management (“PAM”) has adopted proxy voting policies and procedures whereby it seeks to avoid material conflicts of interest by voting in accordance with its pre-determined written proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, PAM may engage a third party as an independent fiduciary, as necessary, to vote all proxies, and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

All proxies received by PAM are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in PAM’s policies on

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specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines. Proposals that cannot be categorized under the Voting Guidelines and raise a material conflict of interest between PAM and a client are referred to PAM’s proxy voting committee for resolution.

With regard to voting proxies of foreign companies, PAM weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, PAM seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, PAM recognizes that the management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, PAM generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. PAM believes that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, PAM generally opposes proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Accordingly, PAM generally votes in accordance with management on issues that PAM believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

Although each proxy issue will be considered individually, PAM generally takes the following positions pursuant to the Voting Guidelines. PAM generally opposes anti-takeover provisions and proposals that would result in Board entrenchment. PAM generally approves: (1) routine matters, including the ratification of auditors and the time and place of meetings; (2) the election of Trustees recommended by management; (3) limitations on charitable contributions or fees paid to lawyers; (4) confidential voting; (5) limiting Trustees’ liability; (6) employee stock purchase plans; and (7) establishing pension plans. PAM will consider the following issues on a case-by-case basis: stock compensation to Trustees; elimination of Trustees’ mandatory retirement policy; option and stock grants to management and Trustees; and permitting indemnification of Trustees and/or officers.

Hoover Investment Management Co., LLC

Hoover’s Proxy Voting Policy is designed to assure that proxies are voted in the best interests of its clients (including the Forward Small Cap Equity Fund. Hoover considers the voting of proxies an integral part of the investment decision-making process, which has the potential to affect the economic value of a security both in the short run and in the long run. Hoover has engaged the services of a third party, Glass, Lewis & Co., for assistance in collecting and voting proxies according to established guidelines adopted by Hoover and maintaining records of votes cast on behalf of clients. Hoover retains final authority and fiduciary responsibility for all proxy voting.

While many proxy proposals concern routine matters and can be voted in accordance with the guidelines, some proposals may require special consideration. Hoover’s Operations Manager (also the Proxy Officer), the portfolio manager and the relevant analyst will be responsible for reviewing these proxies.

Routine Business. Hoover will generally vote with management on most routine business matters. With regard to certain specific issues such as election of Directors, appointment of accountants and proposals to authorize additional common or preferred stock unless management’s clear intent is to thwart a takeover, Hoover generally votes with management.

Corporate Governance. Hoover generally votes against management on certain corporate governance issues that it believes may present a conflict between the interests of management and the interests of shareholders.

Social and Political Issues. Generally, Hoover votes against such proposals, unless it can be clearly shown that there would be a positive economic benefit from them.

Conflicts of Interest. Hoover is sensitive to conflicts of interest that may arise in the proxy decision-making process and will seek to resolve all conflicts in the collective best interests of its clients. Voting in accordance with the guidelines described above will generally prevent any conflicts that may appear to exist from affecting its voting. However, if (i) a proposal is not covered by the guidelines or (ii) a portfolio manager seeks to vote contrary to the guidelines, the Proxy Officer will inquire whether Hoover or the portfolio manager deciding how to vote has any interests that could be viewed as potentially conflicting with the interests of its clients. If there are any potential conflicts, the Proxy Officer will consult with other Hoover senior management and, as appropriate, an independent consultant or outside counsel to determine what votes on those proposals would be in the collective best interest of its clients.

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Broadmark Asset Management, LLC

Statement of Policy

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Broadmark has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures. Broadmark may retain a third party to assist it in coordinating and voting proxies with respect to client securities.

Proxy Voting Procedures

All proxies received by Broadmark will be sent to the Portfolio Manager. The Portfolio Manager will:

•	Keep a record of each proxy received;

•	Determine which accounts managed by Broadmark hold the security to which the proxy relates;

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Obtain a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which Broadmark must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

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Absent material conflicts (see the Disclosure Section below), the Portfolio Manager will determine how Broadmark should vote the proxy and is responsible for completing the proxy and mailing the proxy in a timely and appropriate manner.

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Broadmark may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, the Compliance Officer will monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

Voting Guidelines

In the absence of specific voting guidelines from the client, Broadmark will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. Broadmark believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

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Generally, Broadmark will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

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Generally, Broadmark will vote against proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

For other proposals, Broadmark shall determine whether a proposal is in the best interests of it clients and may take into account the following factors, among others:

•	whether the proposal was recommended by management and Broadmark’s opinion of management;

•	whether the proposal acts to entrench existing management; and

•	whether the proposal fairly compensates management for past and future performance.

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Conflicts of Interest

The Chief Investment Officer with the Portfolio Manager will identify any conflicts that exist between the interests of Broadmark and its clients. This examination will include a review of the relationship of Broadmark and its affiliates with the issuer of each security and any of the issuer’s affiliates to determine if the issuer is a client of Broadmark or an affiliate of Broadmark or has some other relationship with Broadmark or a client of Broadmark.

If a material conflict exists, Broadmark will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Broadmark will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when Broadmark determines it has a material conflict that affects its best judgment as an ERISA fiduciary, Broadmark will give the ERISA client the opportunity to vote the proxies themselves.

Disclosure

Broadmark will disclose in its Form ADV Part II that clients may contact the Compliance Officer, Jerome Crown, at its New York office, via e-mail or telephone, in order to obtain information on how Broadmark voted such client’s proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy about which the client has inquired, (a) the name of the issuer; (b) the proposal voted upon, and (c) how Broadmark voted the client’s proxy.

A concise summary of this Proxy Voting Policy and Procedures will be included in Broadmark’s Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients (who will already have been sent Broadmark’s Form ADV Part II, which is required to be offered to clients annually) either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

Recordkeeping

The Compliance Officer and/or the Portfolio Manager will maintain files relating to Broadmark’s proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Broadmark. Records of the following will be included in the files:

•	Copies of this proxy voting policy and procedures, and any amendments thereto.

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A copy of each proxy statement that Broadmark receives, provided however that Broadmark may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available. Broadmark may choose instead to have a third party retain a copy of proxy statements (provided that third party undertakes to provide a copy of the proxy statements promptly upon request).

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A record of each vote that Broadmark casts. Broadmark may also rely on a third party to retain a copy of the votes cast (provided that the third party undertakes to provide a copy of the record promptly upon request).

•	A copy of any document Broadmark created that was material to making a decision how to vote proxies, or that memorializes that decision.

A copy of each written client request for information on how Broadmark voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how Broadmark voted its proxies.

Cedar Ridge Partners, LLC

Cedar Ridge shall vote proxies related to securities held by any client in a manner that is in the best interest of the client. Cedar Ridge shall consider only those factors that relate to the client’s investment, including how its vote will economically impact and affect the value of the client’s investment (keeping in mind that, after conducting an appropriate cost-benefit analysis, not voting at all on a presented proposal may be in the best interest of the client).

Proxy votes generally will be cast in favor of proposals that maintain or strengthen the company’s business prospects, including but not limited to the quality of earnings, income, and cash flow, and maintain or increase overall enterprise

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value. Proxy votes generally will be cast against proposals having the opposite effect. In voting on each and every issue, Cedar Ridge shall vote in a prudent and timely fashion and only after a careful evaluation of the issue(s) presented on the ballot.

In exercising its voting discretion, Cedar Ridge shall avoid any direct or indirect conflict of interest raised by such voting decision. Cedar Ridge will provide adequate disclosure to the client if any substantive aspect or foreseeable result of the subject matter to be voted upon raises an actual or potential conflict of interest to Cedar Ridge or the business of Cedar Ridge. After informing the client of any potential conflict of interest, Cedar Ridge will take appropriate action.

Cedar Ridge shall keep certain records required by applicable law in connection with its proxy voting activities for clients and shall provide proxy-voting information to clients upon their written or oral request.

The following proposals will generally be voted as indicated below:

Corporate Governance Matters

1.	General

A. Generally, routine management proposals will be supported. The following are examples of routine management proposals:

•	Approval of financial statements, director and auditor reports.

•	General updating/corrective amendments to the charter.

•	Proposals related to the conduct of the annual meeting, except those proposals that relate to the “transaction of such other business which may come before the meeting.”

B. Proposals requiring confidential voting and independent tabulation of voting results will be supported.

C. Proposals requiring a U.S. company to have a separate Chairman and CEO will not be supported.

D. Proposals by management of non-U.S. companies regarding items that are clearly related to the regular course of business will be supported.

E. Proposals to require the company to expense stock options will be supported.

F. Open-ended requests for adjournment generally will not be supported. However, where management specifically states the reason for requesting an adjournment and the requested adjournment is necessary to permit a proposal that would otherwise be supported under this Policy to be carried out (i.e. an uncontested corporate transaction), the adjournment request will be supported.

G. Proposals requiring that the company prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders generally will not be supported.

2.	Election of Directors

A. In situations where no conflict exists and where no specific governance deficiency has been noted, proxies will be voted in support of nominees of management.

B. The following proposals generally will be supported:

•	Proposals requiring that a certain percentage (up to 66 2/3%) of the company’s board members be independent directors.

•	Proposals requiring that members of the company’s compensation, nominating and audit committees be comprised of independent or unaffiliated directors.

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C. A withhold vote generally will be made in the following circumstances:

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If a nominee who is interested is standing for election as a member of the company’s compensation, nominating or audit committees; A director nominee may be deemed to be interested if the nominee has, or any time during the previous five years had, a relationship with the issuer (e.g., investment banker, counsel or other professional service provider, or familial relationship with a senior officer of the issuer) that may impair his or her independence;

•	A direct conflict exists between the interests of the nominee and the public shareholders;

•	A nominee has failed to attend at least 75% of board meetings within a given year without a reasonable excuse; or

•	A nominee serves on the board of directors for more than six companies (excluding investment companies).

3.	Anti-Takeover Matters

A. Proposals to modify or rescind existing supermajority vote requirements to amend the charter or bylaws generally will be supported; proposals to amend bylaws to require a supermajority shareholder vote to pass or repeal certain provisions generally will not be supported.

B. Proposals requiring shareholder approval or ratification of a shareholder rights plan or poison pill will be supported.

Capitalization Changes

The following proposals generally will be voted as indicated below.

1.	The following proposals generally will be supported:

•	Proposals to create a new class of preferred stock or for issuances of preferred stock.

•	Proposals to reduce the number of authorized shares of preferred stock, or to eliminate classes of preferred stock.

2.	The following proposals generally will not be supported (notwithstanding management support).

•	Proposals relating to capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.

Compensation

The following proposals generally will be voted as indicated below.

1.	The following proposals generally will be supported:

•	Proposals relating to director fees, provided the amounts are not excessive relative to other companies in the country or industry.

•	Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

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Proposals for the establishment of employee stock option plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

•	Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.

Blanket proposals requiring shareholder approval of all severance agreements generally will not be supported, however, proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported.

3.	Blanket proposals requiring shareholder approval of executive compensation generally will not be supported.

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Forward Management, LLC

For the Forward Funds portfolios for which it exercises proxy voting authority, Forward Management will vote proxies in the best interests of the Fund. Forward Management has contracted with PROXY Governance (“Proxy Governance”) to handle administration and voting of these proxies and has directed Proxy Governance to vote all proxies on behalf of the portfolios of the Forward Funds in accordance with Proxy Governance’s recommendations. Proxy Governance’s stated mission is to provide proxy analysis and recommendations that support the growth of long-term shareholder value. The firm’s approach to enhancing overall corporate value growth through effective proxy voting relies on analysis and recommendations that are developed on an issue-by-company basis. Proxy Governance views proxy issues and provides recommendations in the context of company-specific metrics, taking into account a variety of relevant factors.

Because Forward Management does not exercise discretion in voting proxies for the Forward Funds portfolios but routinely votes proxies according to the Guidelines or the recommendations of Proxy Governance, no potential conflict of interests between Forward Management and the Fund should actually affect the voting of proxies. However, should a conflict arise, Forward Management will use one of the following methods to resolve such conflict, provided such method results in a decision to vote the proxies that is based on the Fund’s best interest and is not the product of the conflict:

•	“echo vote” or “mirror vote” the proxies in the same proportion as the votes of other proxy holders that are not Forward Management clients; or

•	if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict.

The following examples illustrate the Investment Advisor’s Guidelines with respect to certain typical proxy votes. This summary is not an exhaustive list of all the issues that may arise or of all the matters addressed in the Guidelines, and whether the Investment Advisor supports or opposes a proposal will depend upon the specific facts and circumstances described in the proxy statement and other available information.

Board of Directors. The Investment Advisor will vote for uncontested director nominees. The Investment Advisor will withhold votes from director nominees if (i) the board lacks an audit, compensation or nominating committee; (ii) the board will consist of more than 11 directors after the election; (iii) the board will consist of fewer than 7 directors after the election; (iv) the company has adopted a classified board structure; or (v) the company does not have an independent chair or lead director. The Investment Advisor will also withhold votes from any director nominee (i) attending less than 75% of the board and committee meetings during the previous fiscal year; (ii) who is retired from active employment and who serves on boards at four other major companies; (iii) who is employed full-time and who serves on board at two other major companies; (iv) who serves on the audit committee if non-audit services exceed 50% of fees; or (v) who is non-independent and serves on the nominating, audit or compensation committee if 25% of committee members are not independent. The Investment Advisor will withhold votes from directors’ nominees on a case by case basis if the board does not include at least one woman director and one minority director.

Mergers/Acquisitions. The Investment Advisor will vote on a case by case basis for a management proposal to merge with or acquire another company. The Investment Advisor will vote against a merger/acquisition if (i) the combined entity would be controlled by a person or group; (ii) the change-in-control provision would be triggered; (iii) the current shareholders would be minority owners of the combined company; or (iv) the combined entity would reincorporate or change its governance structure. The Investment Advisor will vote on a case by case basis on a proposal that would move the target company’s location outside the U.S.

Conflicts of Interest. When a proxy presents a conflict of interest to the Investment Advisor, the Investment Advisor may: (i) vote in accordance with its proxy policy if it involves little or no discretion; (ii) vote as recommended by a third party service if the Investment Advisor utilizes such a service; (iii) “echo vote” or “mirror vote” the proxies in the same proportion as the votes of other proxy holders that are not Advisor clients; (iv) if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict; (v) if practical, notify affected clients of the conflict of interest and seek a waiver of the conflict; or (vi) if agreed upon in writing with the client, forward the proxies to affected clients allowing them to vote their own proxies.

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Funds’ Proxy Voting Records

Information on how the Funds (except for the Forward Tactical Growth Fund) voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 is available: (1) without charge, upon request, by calling (800) 999-6809; and (2) filed on Form N-PX on the Securities and Exchange Commission’s website at www.sec.gov. Information on how the Forward Tactical Growth Fund voted proxies relating to portfolio securities from inception through the period ended June 30, 2010 will be available: (1) without charge, upon request, by calling (800) 999-6809; and (2) on Form N-PX as filed on the SEC’s website at www.sec.gov.

Administrative Services and Transfer Agent

ALPS Fund Services, Inc. (hereinafter “AFS,” “Administrator” and “Transfer Agent”), whose principal business address is 1290 Broadway, Suite 1100, Denver, CO 80203, acts as the Funds’ (or each Fund’s) administrator. As Administrator, AFS performs corporate secretarial, treasury and blue sky services and acts as fund accounting agent for each Fund. For its services as Administrator, the Funds pays AFS the greater of $1,092,000 or fees based on the average daily net assets of the Funds, accrued daily and payable monthly by the Funds at the following annual rate:

Average Net Assets	Annual Fee
Up to and including $1 billion	0.065%
In excess of $3 billion	0.030%

The Amended and Restated Administration Agreement between the Fund and AFS was dated as of June 3, 2009 and effective June 15, 2009. The Amended and Restated Administration Agreement has an initial term of three years and will renew automatically for successive one-year terms.

Pursuant to an Amended and Restated Transfer Agency and Services Agreement dated June 3, 2009 and effective as of June 15, 2009, AFS acts as transfer agent and dividend disbursing agent for the Trust. The Transfer Agency and Services Agreement has an initial term of three years and automatically renews for successive one-year terms. Shareholder inquiries may be directed to AFS at P.O. Box 1345, Denver, CO 80201.

AFS has served as administrator and transfer agent for the Forward Emerging Markets Fund, the Forward International Small Companies Fund, the Forward Long/Short Credit Analysis Fund and the Forward Small Cap Equity Fund since September 12, 2005. For the fiscal years ended December 31, 2008, 2007 and 2006, AFS received from the Trust fees for administrative services totaling $2,204,017, $2,430,518 and $1,980,807, respectively.

Prior to March 1, 2006, PFPC Inc. served as administrator for the Forward Emerging Markets Fund, the Forward International Small Companies Fund and the Forward Small Cap Equity Fund. For the fiscal year ended December 31, 2006, PFPC received from the Trust fees for administrative and transfer agent services totaling $171,576.

Prior to June 12, 2009, U.S. Bancorp Fund Services, LLC (“USBFS”) served as administrator, transfer agent and fund accounting agent for the Forward Global Infrastructure Fund and the Forward Select Income Fund. For the fiscal years ended December 31, 2008, 2007 and 2006, respectively, the Forward Global Infrastructure Fund and the Forward Select Income Fund incurred the following administrative and accounting fees, which were paid to USBFS, as follows:

Fund	Fiscal Year Ended 12/31/08	Fiscal Year Ended 12/31/07	Fiscal Year Ended 12/31/06
Forward Select Income Fund	$565,720	$802,332	$808,689
Forward Global Infrastructure Fund(1)	$228,505	$49,470	N/A

(1)	The Forward Global Infrastructure Fund commenced operations on June 29, 2007.

Other Service Providers

Each Fund pays all expenses not assumed by the Investment Advisor, the Sub-Advisors or the Administrator. Expenses paid by the Funds include, but are not limited to: custodian, stock transfer and dividend disbursing fees and accounting and recordkeeping expenses; Rule 12b-1 fees, if any, and shareholder service fees pursuant to distribution or service plans; costs of designing, printing and mailing reports, Prospectuses, proxy statements and notices to its shareholders; taxes and insurance; expenses of the issuance, sale or repurchase of shares of the Fund (including federal and state registration and qualification expenses); legal and auditing fees and expenses; compensation, fees and expenses paid to Trustees who are not interested persons of the Trust; association dues; costs of stationery and forms prepared exclusively for the Funds; and trade

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organization dues and fees. In addition, as noted above, the Trust has agreed to pay the Investment Advisor a fee in the amount of $125,000 per annum as compensation for providing an officer or employee of the Investment Advisor to serve as Chief Compliance Officer for the series of the Trust known as the Forward Funds (each such series bearing its pro rata share of the fee), plus the cost of reasonable expenses related to the performance of the Chief Compliance Officer’s duties, including travel expenses, and may compensate the Investment Advisor for the time of other officers or employees of the Investment Advisor who serve in other compliance capacities for the Funds.

Shareholder Service Plan

The Funds have a shareholder services plan currently in effect with respect to the Class M shares of the Funds (the “Shareholder Services Plan”). The Trust intends to operate the Shareholder Services Plan in accordance with its terms. Under the Shareholder Services Plan, each Fund is authorized to pay to banks, brokers, dealers, administrators and other financial intermediaries or third party service providers a payment each month in connection with services provided to shareholders. Payments under the Shareholder Services Plan are calculated daily and paid monthly at an annual rate not to exceed 0.10% of the average daily net assets of a Fund attributable to Class M shares.

Under the Shareholder Services Plan, ongoing payments may be made to participating organizations for services including, but not limited to, providing information periodically to existing shareholders, forwarding communications from the Trust to shareholders, responding to inquiries from shareholders regarding their investment in the Funds, other services qualifying under applicable rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), administrative services such as transfer agent and sub-transfer agent services for shareholders, aggregating and processing purchase and redemption orders for Fund shares, preparing statements for shareholders, processing dividend payments, providing sub-accounting services, receiving, tabulating and transmitting proxies executed by shareholders, and other personal services provided in connection with shareholder accounts. Because fees under the Shareholder Services Plan are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In the event the Shareholder Services Plan is terminated with respect to a Fund in accordance with its terms, the obligations of the Fund to make payments pursuant to the Shareholder Services Plan with respect to the applicable Class of shares will cease and the Fund will not be required to make any payments for expenses incurred after the date the Shareholder Services Plan terminates. Payments may be made under the Shareholder Services Plan without regard to actual shareholder servicing expenses incurred by a recipient.

The Shareholder Services Plan has been approved by the Trust’s Board of Trustees, including by the Independent Trustees. The Shareholder Services Plan must be renewed annually by the Board of Trustees, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for that purpose. The Shareholder Services Plan may be terminated as to a particular Class of shares at any time, without any penalty, by such Trustees on 60 days’ written notice.

Any change in the Shareholder Services Plan of the Funds that would amend the Shareholder Services Plan or materially increase the expenses paid by the Funds requires approval by the Board of Trustees of the Funds, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements related to it, by a vote cast in-person.

Amounts paid under the Shareholder Services Plan are reported to the Board of Trustees at least quarterly, and the Board is furnished with such other information as may reasonably be requested in connection with the payments made under the Shareholder Services Plan in order to enable the Board to make an informed determination of whether the Shareholder Services Plan should be continued.

For purposes of paying for record-keeping and administrative services under the Shareholder Services Plan, the Distributor and financial intermediaries normally calculate payment on the basis of an average running balance of the net assets attributable to each class over a quarter. For administrative reasons, the Distributor may enter into agreements with certain financial intermediaries providing for a different method of calculating “average net asset value” during the quarter.

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Administrative Services Plan

Prior to June 12, 2009, an Administrative Services Plan was in effect pursuant to which the Forward Select Income Fund and the Forward Global Infrastructure Fund were authorized to make payments to certain types of service providers for providing administrative services with respect to shares of the Fund attributable to or held in the name of the service provider for its clients or customers with whom they have a servicing relationship. For the fiscal years ended December 31, 2008, December 31, 2007, and December 31, 2006, respectively, the Funds paid the following fees under this Plan:

Fund	Fiscal Year Ended 12/31/08	Fiscal Year Ended 12/31/07	Fiscal Year Ended 12/31/06
Forward Select Income Fund	$269,926	$308,813	$267,639
Forward Global Infrastructure Fund(1)	$146,243	$3,586	N/A

(1)	The Forward Global Infrastructure Fund commenced operations on June 29, 2007.

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Custody Fee Offset Agreement

The Investment Advisor has entered into a Custody Fee Offset Agreement (“Agreement”) with Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian, for the benefit of the Funds. Pursuant to the Agreement, the Investment Advisor and Sub-Advisors may allocate brokerage transactions to BBH, and BBH will offset the commissions paid by a Fund for electronic orders against the custody-related fees for that Fund in a predetermined ratio. A Fund may benefit from the commission offset because credits generated will be used to offset the Fund’s custody expenses.

As discussed above, in placing orders for portfolio transactions for a Fund, the Investment Advisor and Sub-Advisors are generally required to give primary consideration to obtaining the most favorable price and execution available. Accordingly, the Investment Advisor and each Sub-Advisor will execute transactions through BBH under the Agreement only if the Investment Advisor or Sub-Advisor believes the Fund can obtain best execution. If the Investment Advisor or Sub-Advisor does not believe the Fund can obtain best execution from BBH, there is no obligation to execute transactions through BBH. The Agreement is not intended to promote the distribution of Fund shares.

INVESTMENT OBJECTIVES AND POLICIES

The investment objective of each of the Funds is a fundamental policy and may not be changed without a vote of the holders of a majority of the outstanding shares of the relevant Fund. Non-fundamental policies of each Fund may be changed by the Trust’s Board of Trustees without a vote of the holders of a majority of the outstanding shares of a Fund. Any policy not specifically identified as “fundamental” is a non-fundamental policy of the Funds. There can be no assurance that the investment objective of any Fund will be achieved.

The investment policy of each of the Forward Emerging Markets Fund, the Forward Global Infrastructure Fund, the Forward Small Cap Equity Fund and the Forward International Small Companies Fund relating to the type of investments in which 80% of the Fund’s net assets, plus borrowings, if any, must be invested in the particular type of investment suggested by its name, may be changed by the Board of Trustees without shareholder approval. However, to the extent required by the SEC regulations, shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC.

INVESTMENT RESTRICTIONS

Fundamental Policies

The following restrictions are fundamental policies of each Fund that may not be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities. A majority of a Fund’s outstanding voting securities means the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes will not be considered a violation of the restriction, except that a Fund will take reasonably practicable steps to attempt to continuously monitor and comply with its liquidity standards. Also, if a Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed a limit, it will not constitute a violation if, prior to the receipt of the securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

As a matter of fundamental policy, the Forward Emerging Markets Fund, Forward Small Cap Equity Fund and Forward International Small Companies Fund may not:

1.	Invest 25% or more of the total value of its assets in a particular industry.

2.	Issue senior securities, except to the extent permitted by 1940 Act, or borrow money, except that a Fund may borrow up to 15% of its total assets from banks for temporary or emergency purposes.

3.	Purchase or sell commodities or commodity contracts, except that each Fund may engage in futures transactions as described in the Prospectus.

4.

Make loans, except that each Fund may (a) purchase and hold debt instruments (including bonds, debentures or other obligations and certificates of deposit, bankers’ acceptances and fixed-time deposits) in accordance with its investment objective and policies, (b) invest in loans through participations and assignments, (c) enter into repurchase agreements with respect to portfolio securities, and (d) make loans of portfolio securities, as described in the Prospectus.

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5.	Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter.

6.	Purchase real estate (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein, including REITS).

7.	Purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions).

8.

With respect to 75% of its total assets, (1) purchase a security if, as a result, more than 5% of the Fund’s total assets immediately after and as the result of such purchases would be invested in the securities of any one issuer; and (2) purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do no apply to U.S. Government securities or to securities of other investment companies. Changes in the market value of a Fund’s assets after the time of purchase do not affect this calculation.

As a matter of fundamental policy, the Forward Global Infrastructure Fund and Forward Select Income Fund have elected to qualify as a non-diversified series of the Trust. In addition, the Forward Select Income Fund will invest more than 25% of the value of its assets in securities of issuers in the real estate industry, and the Forward Global Infrastructure Fund will invest more than 25% of the value of its assets in securities of issuers in the infrastructure industry.

Additionally, as a matter of fundamental policy, the Forward Global Infrastructure Fund and Forward Select Income Fund may not:

1.	Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2.	Issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3.	Engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

4.

Purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that a Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.

5.	Purchase physical commodities or contracts relating to physical commodities.

6.

Make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Fund’s investment objective and policies may be deemed to be loans.

As a matter of fundamental policy, the Forward Tactical Growth Fund may not:

1.

Issue senior securities or borrow money, except to the extent permitted by the 1940 Act. For purposes of this restriction, the entering into of options, short sales, futures, forwards and other investment techniques or derivatives contracts, and collateral and margin arrangements with respect to such transactions, are not deemed to include the borrowing or the issuance of senior securities provided such transactions are “covered” in accordance with applicable regulatory guidance.

2.	Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

3.	Invest more than 25% of the total value of its assets in a particular industry. For purposes of this restriction, other investment companies are not considered to be an industry.

4.

Purchase or sell commodities or commodity contracts, except that the Fund may engage in futures, options, and other derivative transactions with respect to securities, futures, indexes, currencies, interest rates, and other financial instruments, as described in the Prospectus or SAI.

5.	Purchase real estate (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein).

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6.

Make loans, except to the extent permitted by the 1940 Act. Without limitation of the previous sentence, the Fund may (a) purchase and hold debt instruments (including bonds, debentures or other obligations and certificates of deposit, bankers’ acceptances and fixed-time deposits) in accordance with its investment objective and policies, (b) invest in loans through participations and assignments, (c) enter into repurchase agreements with respect to portfolio securities, and (d) make loans of portfolio securities, as described in the Prospectus or SAI.

7.

With respect to 75% of its total assets, (1) purchase a security if, as a result, more than 5% of the Fund’s total assets imediately after and as the result of such purchases would be invested in the securities of any one issuer; or (2) purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies. Changes in the market value of the Fund’s assets after the time of purchase do not affect this calculation.

As a matter of fundamental policy, the Forward Long/Short Credit Analysis Fund has elected to qualify as a non-diversified series of the Trust. Additionally, as a matter of fundamental policy, the Forward Long/Short Credit Analysis Fund may not:

1.

Issue senior securities or borrow money, except to the extent permitted by the 1940 Act. For purposes of this restriction, the entering into of options, short sales, futures, forwards and other investment techniques or derivatives contracts, and collateral and margin arrangements with respect to such transactions, are not deemed to include the borrowing or the issuance of senior securities provided such transactions are “covered” in accordance with applicable regulatory guidance.

2.	Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

3.	Invest more than 25% of the total value of its assets in a particular industry.

4.

Purchase or sell commodities or commodity contracts, except that the Fund may engage in futures, options, and other derivative transactions with respect to securities, futures, indexes, currencies, interest rates, and other financial instruments, as described in the Prospectus or SAI.

5.	Purchase real estate (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein).

6.

Make loans, except to the extent permitted by the 1940 Act. Without limitation of the previous sentence, the Fund may (a) purchase and hold debt instruments (including bonds, debentures or other obligations and certificates of deposit, bankers’ acceptances and fixed-time deposits) in accordance with its investment objective and policies, (b) invest in loans through participations and assignments, (c) enter into repurchase agreements with respect to portfolio securities, and (d) make loans of portfolio securities, as described in the Prospectus or SAI.

Other Investment Policies

In addition to the fundamental investment restrictions listed above, each Fund has also adopted the following non-fundamental investment policies. These policies may be changed by the Funds’ Board of Trustees without shareholder approval.

Each Fund:

1.

Will not invest in securities of other registered investment companies in reliance on subparagraphs (F) or (G) of Section 12 of the 1940 Act. Under the 1940 Act, absent specific exemptive relief, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, and (iii) invest more than 10% of its total assets in securities of all investment companies. Many exchanged-traded funds (“ETFs”) have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

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ADDITIONAL INVESTMENT TECHNIQUES AND RISKS

Additional information concerning investment techniques and risks associated with certain of the Funds’ investments is set forth below. Unless otherwise indicated above in “Investment Restrictions” or below, the following discussion pertains to each of the Funds. From time to time, particular Funds may purchase these securities or enter into these strategies to an extent that is more than incidental. Certain of the Funds may be restricted or prohibited from using certain of the investment techniques described below, as indicated under the heading “Investment Restrictions.”

Equity Securities

A Fund may invest in equity securities without regard to market capitalization. Equity securities consist of exchange-traded, over-the-counter (“OTC”) and unlisted common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, limited partnership interests and equity participations. The value of a Fund’s equity investments may change in response to stock market movements, information or financial results regarding the issuer, general market conditions, general economic and/or political conditions, and other factors.

Variable and Floating Rate Securities

Variable and floating rate securities are instruments that have a coupon or interest rate that is adjusted periodically due to changes in a base or benchmark rate. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily to annually, or may be event-based, such as based on a change in the prime rate.

A Fund may engage in credit spread trades and invest in floating rate debt instruments (“floaters”). A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies. The interest rate on a floater is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against a rise in interest rates, although a Fund will participate in any declines in interest rates as well.

A Fund also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality, and a Fund accordingly may be forced to hold such an instrument for long periods of time and/or may experience losses of principal in such investment. Each Fund will not invest more than 5% of its assets in any combination of inverse floater, interest only (“IO”), or principal only (“PO”) securities. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs.

Mortgage-Related and Other Asset-Backed Securities

A Fund may invest in mortgage-related or other asset-backed securities. The value of some mortgage-related or asset-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Fund, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of its Sub-Advisor to correctly forecast interest rates and other economic factors.

Mortgage Pass-Through Securities are securities representing interests in “pools” of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the mortgage loan that underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs that may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such securities can be expected to increase.

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Payment of principal and interest on some Mortgage Pass-Through Securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by the Government National Mortgage Association or “GNMA”); or guaranteed by agencies or instrumentalities of the U.S. government (in the case of securities guaranteed by the Federal National Mortgage Association or “FNMA” or the Federal Home Loan Mortgage Corporation or “FHLMC”), which are supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations. Mortgage-related securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized Mortgage Obligations (“CMOs”) are hybrid mortgage-related instruments. Interest and pre-paid principal on a CMO are paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the GNMA, the FHLMC or the FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by each Fund, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying a Fund’s diversification tests.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Mortgage-Related Securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls (see “Reverse Repurchase Agreements and Dollar Roll Arrangements” below), CMO residuals or stripped mortgage-backed securities (“SMBS”), and may be structured in classes with rights to receive varying proportions of principal and interest.

A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. A Fund will not invest more than 5% of its net assets in any combination of IO, PO or inverse floater securities. A Fund may invest in other asset-backed securities that have been offered to investors.

U.S. Government Obligations

Obligations of certain agencies and instrumentalities of the U.S. government, such as the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the FNMA, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Federal Farm Credit Banks or the FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Regarding certain federal agency securities or government-sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government-sponsored entities), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor issued by the United States Treasury.

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On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009.

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to

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terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

Convertible Securities

A Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose.

The convertible securities in which a Fund may invest consist of bonds, notes, debentures and preferred stocks that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party. Thus, the Fund may not be able to control whether the issuer of a convertible security chooses to force conversion of that security. If the issuer chooses to do so, this action could have an adverse effect on a Fund’s ability to achieve its investment objective.

In carrying out this policy, a Fund may purchase convertible bonds and convertible preferred stock which may be exchanged for a stated number of shares of the issuer’s common stock at a price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time of purchase of the convertible security. The interest rate of convertible bonds and the yield of convertible preferred stock will generally be lower than that of the non-convertible securities. While the value of the convertible securities will usually vary with the value of the underlying common stock and will normally fluctuate inversely with interest rates, it may show less volatility in value than the non-convertible securities. A risk associated with the purchase of convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained. The Funds will purchase only those convertible securities which have underlying common stock with potential for long-term growth in the Investment Sub-Advisor’s opinion. The Funds will only invest in investment-grade convertible securities (those rated in the top four categories by either S&P or Moody’s).

Securities Issued by Other Investment Companies

Each Fund may invest in securities of other investment companies, including investment companies which may not be registered under the 1940 Act, such as holding company depository receipts (“HOLDRs”). By investing in another investment company, a Fund is exposed to the risks of the underlying investment company in which it invests in proportion to the amount of assets the Fund allocates to the underlying investment company. In addition, a Fund’s investment in other investment companies is limited by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

Each Fund’s investments in other investment companies may include investments in various ETFs, subject to the Fund’s investment objective, policies and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange or the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, a particular segment of a securities index or market sector, or may be actively managed.

Generally, a Fund will not purchase securities of another investment company if, as a result: (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Fund, or (iii) more than 5% of the Fund’s total assets would be invested in any one such investment company. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. Each Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

ETFs

Cetain Funds may invest in shares of ETFs. Each share represents an undivided ownership interest in the portfolio of stocks held by an ETF. ETFs are companies that acquire and hold either:

•	shares of all of the companies that are represented by a particular index in the same proportion that is represented in the index itself; or

39

•	shares of a sampling of the companies that are represented by a particular index in a proportion meant to track the performance of the entire index; or

•	shares of companies included in a basket of securities

ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index or basket of securities, and the value of their shares should, under normal circumstances, closely track the value of the underlying component stocks. ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index or basket of securities does not, ETFs that track particular indices or baskets of securities typically will be unable to match the performance of the index or basket of securities exactly.

In connection with its investment in ETF shares, the Fund will incur various costs. The Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs. In addition, the Fund is subject to other fees as an investor in ETFs. Generally, those fees include, but are not limited to, Trustees fees, operating expenses, licensing fees, registration fees and marketing expenses.

ETFs that are organized as unit investment trusts are registered under the 1940 Act as investment companies. Examples of such ETFs include iShares and Standard & Poor’s Depository Receipts (“SPDRs”). These ETFs generally do not sell or redeem their shares for cash, and most investors do not purchase or redeem shares directly from an ETF at all. Instead, these ETF issues and redeems its shares in large blocks (typically 50,000 of its shares) called “creation units.” Creation units are issued to anyone who deposits a specified portfolio of these ETFs’ underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, and creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value (“NAV”)) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Most ETF investors, however, purchase and sell these ETF shares in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. ETF investors generally must pay a brokerage fee for each purchase or sale of these ETF shares, including purchases made to reinvest dividends. Because these ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF’s portfolio, which in turn helps to close the price gap between the two. Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its NAV.

Aggressive ETF Investment Technique Risk. These ETFs may use investment techniques and financial instruments that could be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. An ETF’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Such instruments, particularly when used to create leverage, may expose the ETF to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index. The use of aggressive investment techniques also exposes an ETF to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying the ETF’s benchmark.

Inverse Correlation ETF Risk. ETFs benchmarked to an inverse multiple of an index should lose value as the index or security underlying such ETF’s benchmark is increasing (gaining value) a result that is the opposite from traditional mutual funds.

Leveraged ETF Risk. Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. While only certain ETFs employ leverage, many may use leveraged investment techniques for investment purposes. The ETFs that employ leverage will normally lose more money in adverse market environments than ETFs that do not employ leverage.

ETFs that are organized as grantor trusts, such as Holding Company Depository Receipts (“HOLDRs”), generally are not required to register as investment companies under the 1940 Act. HOLDRs can only be bought and sold in 100-share increments. HOLDRs do not have creation units, but investors may exchange 100 shares of a HOLDR for its underlying stocks at any time. Existing HOLDRs focus on narrow industry groups. Each initially owns 20 stocks, but they are unmanaged, and so can become more concentrated due to mergers, or the disparate performance of their holdings. HOLDR shareholders are subject to the same risks entailed in direct stock ownership. Because the value of HOLDRs is directly related to the value of the underlying securities, the Fund could lose a substantial part of its original investment in HOLDRs. HOLDRs are subject to market risk; underlying stock risk; sector risk; trading risk; lack of management. Investors in

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HOLDRs cannot expect to benefit from the involvement of an active portfolio manager who seeks out opportunities and avoids risk in a sector. The underlying stocks in HOLDRs were selected without regard for their value, price performance, volatility or investment merit. The composition of a HOLDR doesn’t change after issue, except in special cases like corporate mergers, acquisitions or other specified “Reconstitution Events.” As a result, stocks selected for those HOLDRs with a sector focus may not remain the largest and most liquid in their industry. They may even leave the industry altogether. If this happens, HOLDRs in which the Fund invested may not provide the same targeted exposure to the industry that was initially expected.

Repurchase Agreements

Securities held by a Fund may be subject to repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short time period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price which represents the Fund’s cost plus interest. The arrangement results in a fixed rate of return that is not subject to market fluctuations during the period that the underlying security is held by the Fund. Repurchase agreements involve certain risks, including seller’s default on its obligation to repurchase or seller’s bankruptcy. The Funds will enter into such agreements only with commercial banks and registered broker-dealers. In these transactions, the securities issued by the Funds will have a total value in excess of the value of the repurchase agreement during the term of the agreement. If the seller defaults, the respective Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest, and it may incur expenses in selling the security. In addition, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the United States Bankruptcy Code of 1983 or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Funds’ management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

In a repurchase agreement, a Fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed- upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. To protect a Fund from risk that the original seller will not fulfill its obligations, the securities are held in accounts of the Fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. If a seller defaults on its repurchase obligations, a Fund may suffer a loss in disposing of the security subject to the repurchase agreement. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as costs and delays to a Fund in connection with bankruptcy proceedings), it is the current policy of the Funds to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the Fund’s Sub-Advisor.

Reverse Repurchase Agreements and Dollar Roll Agreements

A Fund may borrow funds by entering into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. While a reverse repurchase agreement is outstanding, a Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Fund’s Sub-Advisor. Such transactions may increase fluctuations in the market value of a Fund’s assets and may be viewed as a form of leverage. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.

Dividend Rolls

A Fund may perform “dividend rolls.” A dividend roll is an arrangement in which a Fund purchases stock in a U.S. corporation that is about to pay a dividend. The Fund then collects the dividend. If applicable requirements are met, the dividend will qualify for the corporate “dividends-received deduction.”

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Derivative Instruments

A Fund, may purchase and write call and put options on securities, securities indexes and foreign currencies, and enter into futures contracts and use options on futures contracts as further described below. A Fund may also enter into swap agreements with respect to foreign currencies, interest rates and securities indexes. A Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or to attempt to achieve investment returns as part of its overall investment strategies. A Fund may also purchase and sell options relating to foreign currencies for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A Fund will maintain a segregated account consisting of assets determined to be liquid by its Sub-Advisor in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to avoid leveraging the portfolio of the Fund as described below.

The Funds consider derivative instruments to consist of securities or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest depends upon cash flows from underlying assets, such as mortgage-related or asset-backed securities. The value of some derivative instruments in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Fund, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of its Sub-Advisor to correctly forecast interest rates and other economic factors. If a Sub-Advisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, a Fund could be exposed to the risk of loss. The Funds might not employ any of the strategies described above, and no assurance can be given that any strategy used will succeed. A decision as to whether, when and how to utilize derivative instruments involves the exercise of skill and judgment, and even a well-conceived derivatives strategy may be unsuccessful. The use of derivative instruments involves brokerage fees and/or other transaction costs, which will be borne by the Fund.

Swap Agreements

A Fund may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

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A Fund may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by the Investment Advisor or Sub-Advisors in accordance with procedures established by the Board of Trustees, to limit any potential leveraging of the Fund’s portfolio.

Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Investment Advisor or Sub-Advisor’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Options on Securities, Securities Indexes, Futures Contracts, Swap Contracts and Swap Indexes

A Fund may write covered put and call options and purchase put and call options on securities, securities indexes and futures contracts that are traded on U.S. and foreign exchanges and over-the-counter, as well as options on swaps as defined above (see Swap Agreements) and swap indexes for hedging and non-hedging purposes. An option on a security, futures contract or swap contract is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, futures contract or swap contract (in the case of a call option) or to sell a specified security, futures contract or swap contract (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators. An option on an index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. One purpose of purchasing put options is to protect holdings in an underlying or related security or swap contract against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities or swap contracts.

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A Fund may write a call or put option only if the option is “covered.” A call option on a security, index, futures contract, swap contract or swap index written by a fund is “covered” if the fund owns the underlying security, index, futures contract, swap contract or swap index covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio, or otherwise segregates liquid assets in an amount equal to the value of the underlying instrument on a daily, marked-to-market basis. A call option on a security, index, futures contract, swap contract or swap index is also covered if a Fund holds a call on the same security, index, futures contract, swap contract or swap index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by a Fund in cash or high-grade U.S. government securities in a segregated account with its custodian. A put option on a security, index, futures contract, swap contract or swap index written by a Fund is “covered” if the Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security, index, futures contract, swap contract or swap index and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

A Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security, index, futures contract, swap contract or swap index. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, a Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

A Fund will receive a premium from writing a put or call option, which increases gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security, index, futures contract, swap contract or swap index on which a Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security, index, futures contract, swap contract or swap index rises, however, a Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in its investments. By writing a put option, a Fund assumes the risk of a decline in the underlying security, index, futures contract, swap contract or swap index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security, index, futures contract, swap contract or swap index, writing covered put options will increase a Fund’s losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

A Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, a Fund will seek to offset a decline in value of the portfolio investments being hedged through appreciation of the put option. If the value of a Fund’s investments does not decline as anticipated, or if the value of the option does not increase, the Fund’s loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security, index, futures contract, swap contract or swap index and the changes in value of a Fund’s investment holdings being hedged.

A Fund may purchase call options on individual securities or futures or swap contracts to hedge against an increase in the price of securities or futures or swap contracts that it anticipates purchasing in the future. Similarly, a Fund may purchase call options on a securities or swap index to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting reinvestment. When purchasing call options, a Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security, index, futures contract, swap contract or swap index does not rise.

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise

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price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, it may experience losses in some cases as a result of such inability. The value of over-the-counter options purchased by a Fund, as well as the cover for options written by a Fund, are considered not readily marketable and are subject to the Trust’s limitation on investments in securities that are not readily marketable.

There are several risks associated with transactions in options on securities, futures or swaps index. For example, there are significant differences between the securities, futures or swaps markets and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a securities, futures or swaps index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If trading were suspended in an option purchased by a Fund, it would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

Additional information on options on futures contracts is discussed below.

Futures Contracts and Options on Futures Contracts

A Fund may invest in interest rate, credit linked, debt obligation, stock index and foreign currency futures contracts and options thereon for hedging or non-hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A public market exists in futures contracts covering a number of indexes as well as financial instruments, including without limitation: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates,; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or a short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

A Fund may enter into futures contracts and futures options that are standardized and traded on a U.S. or other exchange, board of trade, or similar entity, or quoted on an automated quotation system, and the Funds may also enter into OTC options on futures contracts.

Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of

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these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed.

A Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

A Fund will only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system, or where quoted prices are generally available in the over-the-counter market. Pursuant to applicable regulatory exemptions, a Fund and the Investment Advisor are not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds expect to earn taxable interest income on it initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired.

Each Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by a Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transactions costs must also be included in these calculations.

With respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by segregating liquid assets equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, a Fund is permitted to segregate liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any) rather than the notional value. By setting aside assets equal to only its net obligation under cash-settled forward or futures, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. Options on futures and forward contracts will be covered in the manner set forth above under “Options on Securities, Securities Indexes and Futures.”

A Fund’s ability to reduce or eliminate its futures and related options positions will depend upon the liquidity of the secondary markets for such futures and options. The Funds intend to purchase or sell futures and related options only where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. Use of futures and options on futures for hedging may involve risks because of imperfect correlations between movements in the prices of the futures or options on futures and movements in the prices of the securities being hedged. Successful use of futures and related options by a Fund for hedging purposes also depends upon the Investment Advisor’s or Sub-Advisors’ ability to predict correctly movements in the direction of the market, as to which no assurance can be given.

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Illiquid Securities

A Fund may invest in illiquid or restricted securities if the Investment Advisor or Sub-Advisor believes that they present an attractive investment opportunity. A Fund may not invest more than 15% of its net assets in illiquid or restricted securities. Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment. Its illiquidity might prevent the sale of such a security at a time when the Investment Advisor or Sub-Advisor might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition.

Illiquid securities generally include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed-time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) and certain commercial paper that a Sub-Advisor has determined to be liquid under procedures approved by the Board of Trustees).

A Fund’s investments may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Restricted securities, including placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under the Funds’ procedures, restricted securities may be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

Short Sales

A Fund may make short sales of securities as part of its overall portfolio management strategies and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale (other than a short sale “against the box”), it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated assets determined to be liquid by the Fund’s Investment Advisor or Sub-Advisor in accordance with procedures established by the Board of Trustees.

A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. A Fund may engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Lending of Portfolio Securities

In order to generate additional income, each of the Funds from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The lending Fund must receive 102% collateral in the form of cash or U.S. government securities to cover any loans. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities

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are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. Loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses.

Borrowing

Each Fund may borrow up to 15% of the value of its total assets from banks for temporary or emergency purposes. Under the 1940 Act, each of the Funds is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of a Fund’s holdings may be disadvantageous from an investment standpoint. A Fund may not engage in leveraging by means of borrowing which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Funds’ net asset values. Money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds.

Debt Securities

A Fund may invest in debt securities that are rated between “BBB” and as low as “CCC” by S&P and between “Baa” and as low as “Caa” by Moody’s or, if unrated, are of equivalent investment quality as determined by the Investment Advisor or Sub-Advisors. Such debt securities may include preferred stocks, investment-grade corporate bonds, debentures and notes and other similar corporate debt instruments, convertible securities, municipal bonds, and high-quality short-term debt securities such as commercial paper, bankers’ acceptances, certificates of deposit, repurchase agreements, obligations insured or guaranteed by the United States Government or its agencies, and demand and time deposits of domestic banks, United States branches and subsidiaries of foreign banks and foreign branches of United States banks. Debt securities may be acquired with warrants attached. Corporate income-producing securities may also include forms of preferred or preference stock. Investments in corporate debt securities that are rated below investment grade (rated below “BBB” by S&P or “Baa” by Moody’s) are considered speculative with respect to the issuer’s ability to pay interest and repay principal.

Rating agencies may periodically change the rating assigned to a particular security. If a debt security satisfies a Fund’s minimum rating requirement (rated at or above “CCC” by S&P, or “Caa” by Moody’s, or, if unrated, such security is of at least equivalent investment quality as determined by the Investment Advisor or Sub-Advisors) when purchased, a subsequent downgrade does not require the sale of the security, but the Investment Advisor and Sub-Advisors will consider which action is in the best interest of a Fund and its shareholders, including the sale of the security.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in a Fund’s net asset value. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. See “Variable and Floating Rate Securities.” The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Bonds that are rated “Baa” by Moody’s are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds that are rated C by Moody’s are the lowest rated class of bonds and can be regarded as having extremely poor prospects of attaining any real investment standing.

Bonds rated “BBB” by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories. Bonds rated “D” by S&P are the lowest rated class of bonds and generally are in payment default. The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Although they may offer higher yields than higher rated securities, high-risk, low rated debt securities (commonly referred to as “junk bonds”) and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low

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rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing their portfolios. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher rated securities.

Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses seeking recovery.

Privatizations

Certain of the Funds may invest in privatizations. The Funds believe that foreign government programs of selling interests in government-owned or controlled enterprises (“privatizations”) may represent opportunities for significant capital appreciation. The ability of U.S. entities, such as a Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

Depositary Receipts

A Fund may purchase sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or foreign trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, the underlying issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the underlying issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an underlying issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding underlying issuers of securities in unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as further discussed below in this section. For purposes of each Fund’s investment policies, a Fund’s investments in Depositary Receipts will be deemed to be investments in the underlying securities.

Loan Participations and Assignments

A Fund may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions (“lenders”). Generally, a Fund’s investments in loans are expected to take the form of loan participations and assignments of loans from third parties. Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. A Fund may participate in such syndicates, or can buy part of a loan. Participations and assignments involve special types of risk, including limited marketability and the risks of being a lender. See “Illiquid Securities” for a discussion of the limits on the Funds’ investments in loan participations and assignments with limited marketability. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to that of the borrower. In assignments, a Fund’s rights against the borrower may be more limited than those held by the original lender.

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Investment in Foreign and Developing Markets

A Fund may purchase securities of companies domiciled in any foreign country, developed or developing. Potential investors in these Funds should consider carefully the substantial risks involved in securities of companies and governments of foreign social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about U.S. companies. Most foreign companies are not generally subject to uniform accounting and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. A Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign markets have substantially less volume than the New York Stock Exchange (“NYSE”) and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries are generally subject to negotiation, as in the United States, but they are likely to be higher. Transaction costs and custodian expenses are likely to be higher in foreign markets. In many foreign countries there may be less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States.

Throughout the last decade many emerging markets have experienced, and continue to experience, high rates of inflation. In certain countries, inflation has accelerated rapidly at times to hyper inflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

Investments in businesses domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

A Fund will attempt to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchanges (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent a Fund from transferring cash out of the country or withholding portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, exit levies, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

A Fund may buy and sell foreign currencies on a spot and forward basis to reduce the risks of adverse changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate assets determined to be liquid by its Sub-Advisor, in accordance with procedures established by the Board of Trustees, in a segregated account to cover its obligations under

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forward foreign currency exchange contracts entered into for non-hedging purposes. A Fund may invest in options on foreign currencies, in foreign currency futures and options thereon, and in foreign currency exchange-related securities, such as foreign currency warrants and other instruments whose return is linked to foreign currency exchange rates.

A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which a Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which a Fund’s portfolio securities are denominated may have a detrimental impact on the Fund.

Investments in foreign securities and deposits with foreign banks or foreign branches of United States banks may be subject to nationalization, expropriation, confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political, diplomatic and economic developments could adversely affect a Fund’s investments. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment in a foreign security.

Certificates of Deposit and Time Deposits

A Fund may invest in certificates of deposit and time deposits of domestic and foreign banks and savings and loan associations if (a) at the time of investment the depository institution has capital, surplus and undivided profits in excess of one hundred million dollars ($100,000,000) (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation. Deposits in foreign banks may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with repayment of principal and payment of interest on such investments by the institution with whom the deposit is placed.

ReFlow

A Fund may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of any Fund.

ReFlow Management Co., LLC, the entity which facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, the investment advisor to the Funds. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. Among other things, the procedures require that all decisions with respect to whether to participate in a particular auction or the terms bid in an auction will be made solely by the relevant portfolio management personnel of the Sub-Advisors or Forward Management. In addition, ReFlow Management may not provide any information to Forward Management or the Sub-Advisors with respect to the ReFlow auctions that differs in kind from that provided to any other participating funds in ReFlow. The Board will receive quarterly reports regarding the Funds’ usage of the program, and shall determine annually whether continued participation in the program is in the best interests of the Funds and their shareholders.

Small Capitalization Securities

The Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Long/Short Credit Analysis Fund and the Forward Tactical Growth Fund may invest in securities of smaller companies. While small companies may present greater opportunities for capital appreciation, they may also involve greater risks than larger, more mature issuers. The securities of small market capitalization companies may be more sensitive to market changes than the securities of large companies. In addition, smaller companies may have limited product lines, markets or financial resources and they

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may be dependent on one-person management. Further, their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

Exchange-Traded Note (ETN)

Unlike regular bonds, there are no periodic interest payments, and principal is not protected. An investor could lose some of or the entire amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. At maturity, the issuer pays a return linked to the performance of the market index, such as a commodity index, to which the ETN is linked, minus the issuer’s annual fee.

Holding Company Depository Receipts (HOLDRs)

Unlike ETFs, HOLDRs can only be bought and sold in 100-share increments. HOLDRs do not have creation units like ETFs, but investors may exchange 100 shares of a HOLDR for its underlying stocks at any time. Existing HOLDRs focus on narrow industry groups. Each initially owns 20 stocks, but they are unmanaged, and so can become more concentrated due to mergers, or the disparate performance of their holdings. HOLDR shareholders are subject to the same risks entailed in direct stock ownership. Because the value of HOLDRs is directly related to the value of the underlying securities, the Fund could lose a substantial part of its original investment in HOLDRs. HOLDRs are subject to market risk; underlying stock risk; sector risk; trading risk; lack of management. Investors in HOLDRs cannot expect to benefit from the involvement of an active portfolio manager who seeks out opportunities and avoids risk in a sector. The underlying stocks in HOLDRs were selected without regard for their value, price performance, volatility or investment merit. The composition of a HOLDR doesn’t change after issue, except in special cases like corporate mergers, acquisitions or other specified “Reconstitution Events.” As a result, stocks selected for those HOLDRs with a sector focus may not remain the largest and most liquid in their industry. They may even leave the industry altogether. If this happens, HOLDRs in which the Fund invested may not provide the same targeted exposure to the industry that was initially expected.

Portfolio Turnover

The Forward Long/Short Credit Analysis Fund, Forward Small Cap Equity Fund and Forward International Small Companies Fund are expected to have portfolio turnover rates in excess of 100%. A high turnover rate (100% or more) will involve correspondingly greater transaction costs which will be borne directly by a Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains, which are taxed at ordinary income tax rates. Turnover rates may vary from year to year, as well as within a particular year.

Master Limited Partnerships

The Forward Tactical Growth Fund may invest in master limited partnerships (“MLPs”), which are limited partnerships in which ownership units are publicly traded. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

Real Estate Securities

Cetain Funds may invest in the common and senior securities of real estate investment trusts (REITs) and other real estate companies, including preferred stock, convertible preferred stock, and corporate debt. (The Forward International Real Estate Fund invests primarily in non-U.S. securities of real estate and real estate-related companies). A REIT is a corporation or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax

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purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute to shareholders annually 90% or more of its otherwise taxable income.

REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio and have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

Investments in REITs and real estate securities may be subject to certain of the same risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate generally; changes in neighborhood or property appeal; environmental clean-up costs; condemnation or casualty losses; risks related to general and local economic conditions, over-building and competition; increases in property taxes and operating expenses; lack of availability of mortgage funds; high or extended vacancy rates; and rent controls or variations in rental income. Rising interest rates may cause REIT investors to demand a higher annual return, which may cause a decline in the prices of REIT equity securities. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s investments to decline. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors may elect to prepay, and such prepayment may diminish the yield on securities issued by those REITs. In addition, mortgage REITs may be affected by the borrowers’ ability to repay its debt to the REIT when due. Equity REIT securities may be affected by the ability of tenants to pay rent. In addition, REITs may not be diversified. REITs are subject to the possibility of failing to qualify for tax-free pass-through of income and failing to maintain exemption under the 1940 Act. Also, equity REITs may be dependent upon management skill and may be subject to the risks of obtaining adequate financing for projects on favorable terms.

In the event that an issuer of real estate-related securities suffers adverse changes in its financial condition, this could lower the credit quality of the securities it has issued, leading to greater volatility in the price of the securities and in the shares of the Funds. A change in the quality rating of a security can also affect its liquidity and make it more difficult for a Fund to sell. To the extent that an issuer has exposure to sub-prime investments, this may further affect the liquidity and valuation risk associated with the issuer.

Infrastructure Investments

Certain Funds may invest in the securities of infrastructure-related companies. (The Forward Global Infrastructure Fund invests, under normal conditions, at least 80% of its net assets in such companies). The Funds consider a company to be an infrastructure-related company if at least 50% of its assets, gross income or net profits are attributable to infrastructure operations. These companies include businesses involved in the ownership, operation or financing of the physical structures and networks used to provide essential services to society. Infrastructure-related companies may include, but are not necessarily limited to, those companies that are active in transportation services (including toll roads, bridges, tunnels, parking facilities, railroads, rapid transit links, airports, refueling facilities and seaports), utilities (including electricity, electricity transmission, electricity generation, gas and water distribution, sewage treatment, broadcast and wireless towers, cable and satellite networks), social assets (including courthouses, hospitals, schools, correctional facilities, stadiums and subsidized housing), and those companies whose products and services are related to the infrastructure industry (such as manufacturers and distributors of building supplies and financial institutions that issue or service debt secured by infrastructure assets).

Infrastructure-related companies are subject to a variety of factors that may affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. These companies may also be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Other factors that may affect the operations of infrastructure-related companies include changes in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company’s products, increased susceptibility to terrorist acts or political actions, and risks of environmental damage due to a company’s operations or an accident.

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Preferred Stock

Certain Funds may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of the preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. A Fund may purchase preferred stock of companies which have also issued other classes of preferred stock or debt obligations that may take priority as to payment of dividends over the preferred stock held by the Fund.

Warrants

Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Bank Obligations

Cetain Funds may invest in bank obligations such as bankers’ acceptances, certificates of deposit, and time deposits. Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers’ acceptances invested in by a Fund will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations, provided that (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are maintained by the Federal Deposit Insurance Corporation.

Commercial Paper

Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Each Fund may purchase commercial paper consisting of issues rated at the time of purchase within the three highest rating categories by a nationally recognized statistical rating organization (an “NRSRO”). A Fund may also invest in commercial paper that is not rated but is determined by the Advisor under guidelines established by the Trust’s Board of Trustees, to be of comparable quality.

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Variable Amount Master Demand Notes

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The Advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

Variable and Floating Rate Notes

A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Advisor under guidelines approved by the Trust’s Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, the Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

Foreign Currency Transactions

Certain Funds may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other strategic transactions in connection with investments in securities of non-U.S. companies. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Certain Funds may enter into forward foreign currency exchange contracts (forward contracts) in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has a deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the price at which they are buying and selling various currencies. However, forward contracts may limit the potential gains which could result from a positive change in such currency relationships.

Certain Funds may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount, of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring loses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs. See generally the discussion below on “Options.”

Certain Funds may enter into interest rate swaps on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets (marked to market daily) having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund’s custodian. If a Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Fund will not enter into any interest rate swap transactions

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unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization (“NRSRO”) at the time of entering into such transaction. The Advisor will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. There is no limit on the amount of interest rate swap transactions that may be entered into by a Fund, subject to the segregation requirement described above. These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive.

Call Options

Certain Funds may write (sell) “covered” call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance a Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of the Advisor, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for a Fund.

A call option gives the holder (buyer) the “right to purchase” a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. A Fund will write only covered call options and will normally not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering all call options would exceed 25% of the market value of its net assets.

Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund’s investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do), but capable of enhancing a Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund’s Custodian.

The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Advisor, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for such option. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund’s statement of assets and liabilities. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it

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may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

Writing Covered Put Options

Certain Funds may write covered put options. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Fund may write put options only on a covered basis, which means that the Fund would maintain in a segregated account cash and liquid securities in an amount not less than the exercise price at all times while the put option is outstanding. (The rules of the Options Clearing Corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) A Fund would generally write covered put options in circumstances where the Advisor wishes to purchase the underlying security for the Fund’s portfolio at a price lower than the current market price of the security. In such event, the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price less the premiums received.

Purchasing Put Options

Certain Funds may purchase put options. As the holder of a put option, a Fund has the right to sell the underlying security at the exercise price at any time during the option period. A Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided below.

A Fund may purchase a put option on an underlying security (a “protective put”) owned as a defensive technique in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price’s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security where the Advisor deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

A Fund may also purchase put options at a time when the Fund does not own the underlying security. By purchasing put options on a security it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

A Fund will commit no more than 5% of its assets to premiums when purchasing put options. The premium paid by a Fund when purchasing a put option will be recorded as an asset in the Fund’s statement of assets and liabilities. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the Fund’s net asset

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value per share is computed (close of trading on the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

Purchasing Call Options

Certain Funds may purchase call options. As the holder of a call option, a Fund has the right to purchase the underlying security at the exercise price at any time during the option period. A Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. A Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. A Fund may also purchase call options in order to acquire the underlying securities. Examples of such uses of call options are provided below.

Call options may be purchased by a Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund involved to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to a Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

A Fund will commit no more than 5% of its assets to premiums when purchasing call options. A Fund may also purchase call options on underlying securities it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of a Fund’s current return. For example, where a Fund has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security with the same exercise price and expiration date as the option previously written.

Options on Futures Contracts

Options on futures contracts are similar to options on fixed income or equity securities or options on currencies, except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference on the expiration date between the exercise price of the option and the closing level of the securities upon which the futures contracts are based. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on futures, a Fund may purchase call and put options on the underlying securities. Such options would be used in a manner identical to the use of options on futures contracts. To reduce or eliminate the leverage then employed by a Fund or to reduce or eliminate the hedge position then currently held by the Fund, a Fund may seek to close out an option position by selling an option covering the same securities or contract and having the same exercise price and expiration date.

Diversification

Each of the Forward Global Infrastructure Fund, Forward Long/Short Credit Analysis Fund and Forward Select Income Fund has elected to qualify as a “non-diversified” series of the Trust, as such term is defined in the 1940 Act. Therefore, none of these non-diversified Funds are subject to the diversification requirements of the 1940 Act which generally limit investments, as to 75% of a Fund’s total assets, to no more than 5% in securities in a single issuer and 10% of an issuer’s voting securities. Similar diversification requirements, as to 50% of a Fund’s total assets, will however be applicable to each Fund under the Internal Revenue Code.

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Leverage

Certain Funds can buy securities with borrowed money (a form of leverage). Leverage exaggerates the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio securities. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, including reverse repurchase agreements (see below), the 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holding within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. A Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Reverse Repurchase Agreements and Leverage

Certain Funds may enter into reverse repurchase agreements which involve the sale of a security by the Fund and its agreement to repurchase the security at a specified time and price. This is another form of leverage. Each Fund will maintain in a segregated account with its custodian cash, cash equivalents, or liquid securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but not with banks). Under the 1940 Act, reverse repurchase agreements are considered borrowings by a Fund; accordingly, a Fund will limit its investments in these transactions, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by a Fund creates leverage which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of these transactions exceed the cost, a Fund’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. If the 300% asset coverage required by the 1940 Act should decline as a result of market fluctuation or other reasons, a Fund may be required to sell some of its portfolio securities within three days to reduce the borrowings (including reverse repurchase agreements) and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Each Fund intends to enter into reverse repurchase agreements only if the income from the investment of the proceeds is greater than the expense of the transaction, because the proceeds are invested for a period no longer than the term of the reverse repurchase agreement.

Loans of Portfolio Securities

Certain Funds may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid, high-grade debt securities or by a letter of credit in favor of the Fund in a separate account maintained by the custodian at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day’s notice (as used herein, “Business Day” shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. A Fund may pay reasonable finders’ and custodial fees in connection with loans. In addition, a Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Funds will not lend their securities to any director, officer, employee, or affiliate of the Advisor, the Administrator or the Distributor, unless permitted by applicable law. Loans of portfolio securities involve risks, such as delays or an inability to regain the securities or collateral adjustments in the event the borrower defaults or enters into bankruptcy.

When-Issued Securities and Firm Commitment Agreements

Certain Funds may purchase securities on a delayed delivery or “when-issued” basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). A Fund will not purchase securities the value of which is greater than 15% of its net assets on a when-issued or firm commitment basis. A Fund, as purchaser, assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase, and no interest accrues to a Fund until it accepts delivery of the security. A Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash, cash equivalents, or liquid securities in an amount sufficient to meet its payment obligations thereunder. Although these transactions will not be entered into for leveraging purposes, to the extent a Fund’s aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should market values of a Fund’s portfolio securities decline while the Fund is in a leveraged position, greater depreciation of its net assets would likely

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occur than were it not in such a position. As a Fund’s aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. A Fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

Short Sales Against the Box

Certain Funds may enter into a short sale of a security such that, so long as the short position is open, the Fund will own an equal amount of preferred stock or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as one “against the box,” will be entered into by a Fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date, when the Fund delivers the convertible securities to close out its short position. Although, prior to delivery, a Fund will have to pay an amount equal to any dividends paid on the common stock sold short, the Fund will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. A Fund will deposit, in a segregated account with its custodian, convertible preferred stocks or convertible debt securities in connection with short sales against the box.

PORTFOLIO TRANSACTIONS

The Investment Advisor and Sub-Advisors are authorized to select the brokers or dealers that will execute transactions to purchase or sell investment securities for the Funds. In all purchases and sales of securities for the Funds, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Investment Management Agreement and/or Sub-Advisory Agreements, each Investment Advisor or Sub-Advisor determines which brokers are eligible to execute portfolio transactions for the Funds. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker,” unless in the opinion of the Investment Advisor or Sub-Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

In placing portfolio transactions, the Investment Advisor or Sub-Advisor will use its best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable combination of price and execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors such as the firm’s ability to engage in transactions in shares of banks and thrifts that are not listed on an organized stock exchange. Consideration may also be given to those brokers that supply research and statistical information to the Investment Advisor and/or the Sub-Advisors, and provide other services in addition to execution services. The Investment Advisor and Sub-Advisors are prohibited from considering a broker’s or dealer’s promotion or sale of Fund shares, or shares of any other registered investment company, when selecting brokers and dealers to effect a Fund’s portfolio securities transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of the Funds is subject to rules adopted by the FINRA and the Forward Funds’ Policies and Procedures Prohibiting the Use of Brokerage Commissions to Finance Distribution.

While it will be the Trust’s general policy to seek to obtain the most favorable combination of price and execution available, in selecting a broker to execute portfolio transactions for the Funds, the Investment Advisor or Sub-Advisor may also give weight to the ability of a broker to furnish brokerage and research services to the Investment Advisor or the Sub-Advisor. In negotiating commissions with a broker, the Investment Advisor or Sub-Advisor may therefore pay a higher commission than would otherwise be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Investment Advisor or Sub-Advisor to be reasonable in relation to the value of the brokerage and research services provided by such broker, which services either produce a direct benefit to the Funds or assist the Investment Advisor or Sub-Advisor in carrying out its responsibilities to the Funds or its other clients. These services may include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

Purchases of the Funds’ portfolio securities also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers that specialize in the types of securities that the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Most debt securities are purchased and sold on a principal basis with the issuer, the issuer’s underwriter, or with a primary market-maker acting as a principal, with no brokerage commission being paid by a Fund. However, purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

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Some securities considered for investment by a Fund may also be appropriate for other clients served by the Fund’s Investment Advisor or Sub-Advisor. If the purchase or sale of securities consistent with the investment policies of the applicable Fund and one or more of these other clients serviced by the Investment Advisor or Sub-Advisor is considered at or about the same time, transactions in such securities will be allocated among the Fund and the Investment Advisor’s or Sub-Advisor’s other clients in a manner deemed fair and reasonable by the Investment Advisor or Sub-Advisor. There is no specified formula for allocating such transactions. From time to time it may be in the best interest of a Fund (for example to reduce transactions costs or assure availability of securities) to either purchase or sell securities with other clients of the Fund’s Investment Advisor or Sub-Advisor. In the case of such “cross” transactions, the Investment Advisor or Sub-Advisor is required to follow procedures adopted by the Fund designed to ensure the transactions is fair to the Fund. The Investment Advisor or Sub-Advisor may utilize the services of affiliated broker-dealers to execute portfolio transactions for the Funds on an agency basis and may be paid brokerage commissions from the Funds for such services in accordance with rules adopted by the SEC. For fiscal years ended December 31, 2006, 2007 and 2008 the Funds did not pay any commissions to brokers who were affiliated with the Funds, the Investment Advisor, Sub-Advisor or Distributor or any affiliated person of these entities.

The following table shows the brokerage commissions paid by each operational Fund for the last three fiscal years.

	Fiscal Year Ended 12/31/08	Fiscal Year Ended 12/31/07	Fiscal Year Ended 12/31/06
Forward Emerging Markets Fund	$1,020,372	$325,371	$215,805
Forward Global Infrastructure Fund(1)	$680,015	$183,065	$ N/A
Forward Long/Short Credit Analysis Fund(2)	$2,257	$255	$ N/A
Forward International Small Companies Fund	$2,395,313	$3,515,982	$2,024,584
Forward Select Income Fund	$820,233	$1,489,302	$521,075
Forward Small Cap Equity Fund	$2,927,811	$2,781,785	$2,716,269

(1)	The Forward Global Infrastructure Fund commenced operations on June 29, 2007.
(2)	The Forward Long/Short Credit Analysis Fund commenced operations on January 3, 2007.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Investment Advisor, at its expense, may provide additional promotional incentives to financial intermediaries in connection with sales of the Funds. In some instances, such incentives may be made available only to financial intermediaries whose representatives have sold or are expected to sell significant amounts of such shares. Financial intermediaries may not use sales of the shares to qualify for the incentives to the extent such may be prohibited by the laws of any state in the United States.

Exchange Privileges

As discussed in the Funds’ Prospectus, before you decide to exchange shares, you should read the Prospectus information about the Fund involved in your exchange. Exchanges generally are taxable events and may result in a taxable gain (both short and long term) or loss for Federal and state income tax purposes.

Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. In order to make an exchange into a new account for another Class of shares, the exchange must satisfy the minimum initial investment requirement for that Class of shares. Once your exchange is received in proper form, it cannot be revoked. This exchange privilege is available only in States where shares of the Fund being exchanged into may legally be sold.

The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in a Fund. The Trust may terminate or change the terms of the exchange privilege at any time. In addition Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholders exchange activity indicates frequent trading of market timing that may be harmful to a Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in the relevant Prospectus.

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Shares of other classes of Funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows: (a) exchanges for shares of Funds offered without a sales load will be made without a sales load in shares of other Funds offered without a sales load; (b) shares of Funds purchased without a sales load may be exchanged for shares of other Funds sold with a sales load, and the applicable sales load will be deducted; (c) shares of Funds purchased with a sales load may be exchanged without a sales load for shares of other Funds sold without a sales load; (d) shares of Funds purchased with a sales load, shares of Funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through re-investment of dividends or distributions of any such Funds, may be exchanged without a sales load for shares of other Funds sold with an equivalent or lesser sales load than that previously paid; (e) where the sales load of the shares you exchange for is greater than the sales load you previously paid under the situations described in item (d) above, you pay the difference in sales load; (f) shares of Funds subject to a CDSC exchanged for shares of another Fund also subject to a CDSC will be subject to the higher applicable CDSC of the two Funds and, for purposes of calculating CDSC rates, will be deemed to have been held since the date the shares being exchanged were initially purchased; and (g) shares of Funds subject to a CDSC exchanged for shares of another Fund not subject to a CDSC will be charged the CDSC. To accomplish an exchange under items (d) and (e) above, you must notify the Transfer Agent of your prior ownership of Fund shares and your account number.

Please contact your financial intermediary to obtain complete information and to answer any questions you may have about exchanging your shares.

Matters Affecting Redemptions

Payments to shareholders for shares redeemed will be made within seven days after receipt by the Transfer Agent of the request in proper form, except that the Trust may suspend the right of redemption or postpone the date of payment as to the Funds during any period when (a) trading on the NYSE is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders. At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, a Fund may delay the mailing of a redemption check until such time as the Fund has assured itself that good payment has been collected for the purchase of such shares, which may take up to 10 Business Days.

The Funds intend to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Funds may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. In the event the Funds liquidate portfolio securities to meet redemptions, the Funds reserve the right to reduce the redemption price by an amount equivalent to the prorated cost of such liquidation not to exceed one percent of the net asset value of such shares.

In accordance with its 18f-1 election filed with the SEC, the Trust intends to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. When shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution. In such cases, the shareholder may incur brokerage costs in converting the portfolio securities to cash.

The Trust has adopted procedures under which it may make redemptions-in-kind to shareholders who are affiliated persons of a Fund (as defined in Section 2(a)(3) of the 1940 Act). Under these procedures, the Trust generally may satisfy a redemption request from an affiliated person in-kind, provided that: (1) the redemption-in-kind is effected at approximately the affiliated shareholder’s proportionate share of the distributing Fund’s current net assets, and thus does not result in the dilution of the interests of the remaining shareholders; (2) the distributed securities are valued in the same manner as they are valued for purposes of computing the distributing Fund’s net asset value; (3) the redemption-in-kind is consistent with the Fund’s Prospectus and SAI; and (4) neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption-in-kind selects, or influences the selection of, the distributed securities.

Due to the relatively high cost of handling small investments, the Funds reserve the right, upon 60 days’ written notice, to redeem, at net asset value, the shares of any shareholder whose account has a value of less than $100 in a Fund. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares

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in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $100 before the redemption is processed. This policy will not be implemented where the Trust has previously waived the minimum investment requirements or where the account value is a result of a decline in the net asset value per share.

The value of shares on redemption or repurchase may be more or less than the investor’s investment, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

DETERMINATION OF SHARE PRICE

The net asset value (“NAV”) and offering price of each of the Funds’ shares will be determined once daily as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The offering price is the NAV per share plus any applicable sales charge. When you sell shares, you receive the NAV per share minus any applicable CDSC.

The NAV per share for a Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued. The NAV of different Classes of shares of the same Fund will differ due to differing Class expenses. The offering price is the NAV per share plus any applicable sales charge. When you sell shares, you receive the NAV per share minus any applicable CDSC. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by Financial Intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern time). It is the responsibility of the Financial Intermediary to insure that all orders are transmitted in a timely manner to the Funds. Orders received by Financial Intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

SHAREHOLDER SERVICES AND PRIVILEGES

For investors purchasing shares under a tax-qualified individual retirement or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares on a periodic basis, the Funds may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly, pursuant to the provisions of the Securities Exchange Act of 1934, as amended (“1934 Act”), and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be sent after the end of each quarterly period and shall reflect all transactions in the investor’s account during the preceding quarter. All other shareholders will receive a confirmation of each new transaction in their accounts.

Certificates representing shares of the Funds will not be issued to shareholders. The Transfer Agent will maintain for each shareholder an account in which the registration and transfer of shares are recorded, and any transfers will be reflected by bookkeeping entry, without physical delivery.

The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid Medallion Signature Guarantee, when changing certain information in an account, such as wiring instructions and address of record.

Self-Employed and Corporate Retirement Plans

For self-employed individuals and corporate investors that wish to purchase shares, a Prototype Plan and Custody Agreement are available through the Trust. For further details, including the right to appoint a successor Custodian, see the Prototype Plan and Custody Agreements as provided by the Trust. Employers who wish to use shares of the Trust under a custodianship with another bank or trust company must make individual arrangements with such an institution.

Individual Retirement Accounts

Investors with earned income are eligible to purchase shares of the Funds under an individual retirement account (“IRA”) pursuant to Section 408(a) of the Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simplified Employee Pension Plans (“SEP IRA”), which employers may establish on behalf of their employees are also available. Full details on the IRA and SEP IRA are contained in Internal Revenue Service required disclosure statements, and the Custodian will not open an IRA until seven days after the investor has received such statement from the Trust. An IRA funded by shares of the Funds may also be used by employers who have adopted a SEP IRA.

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Purchases of shares by Section 403(b) retirement plans and other retirement plans are also available. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

DIVIDENDS AND DISTRIBUTIONS

Shareholders have the privilege of reinvesting both income dividends and capital gain distributions, if any, in additional shares of the Funds at the then current net asset value, with no sales charge. Alternatively, a shareholder can elect at any time to receive dividends and/or capital gain distributions in cash.

In the absence of such an election, each purchase of shares of the Funds is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder’s agent to receive the investor’s dividends and distributions upon all shares registered in the investor’s name and to reinvest them in full and fractional shares of the Funds at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of shares of the Funds request that dividends and/or capital gain distributions be paid to the shareholder in cash.

If you elect to receive cash dividends and/or capital gains distributions and a check is returned as undelivered by the United States Postal Service, the Funds reserve the right to invest the check in additional shares of the Funds at the then-current net asset value and to convert your account’s election to automatic reinvestment of all distributions, until the Funds’ Transfer Agent receives a corrected address in writing from the number of account owners authorized on your application to change the registration. If the Transfer Agent receives no written communication from the account owner(s) and there are no purchases, sales or exchanges in your account for a period of time mandated by state law, then that state may require the Transfer Agent to turn over to the applicable state government the value of the account as well as any dividends or distributions paid.

After a dividend or capital gains distribution is paid, the Fund’s share price will drop by the amount of the dividend or distribution. If you have chosen to have your dividends or distributions paid to your account in additional shares, the total value of your account will not change after the dividend or distribution is paid. In such cases, while the value of each share will be lower, each reinvesting shareholder will own more shares. Reinvested shares will be purchased at the price in effect at the close of business on the day after the record date.

TAX CONSIDERATIONS

The following discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, trusts or estates) and certain foreign persons (i.e., non-U.S. persons) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, partnerships, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisors as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

The following discussion summarizes certain U.S. federal tax considerations generally affecting the Funds and their shareholders. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisors with respect to the particular consequences to them of an investment in the Funds, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Qualification as a Regulated Investment Company

Each of the Funds intends to qualify as a regulated investment company (“RIC”) under the Code. To so qualify, a Fund must, among other things, in each taxable year: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale or other disposition of foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income (including gains from options, futures contracts and forward contracts) derived with respect to the Fund’s business of investing in stocks, securities or currencies and (b) diversify its holdings so that, at the end of each quarter, (i) at least 50% of

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the value of the Fund’s total assets (including borrowings for investment purposes, if any) is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund’s total assets (including borrowings for investment purposes, if any) and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets (including borrowings for investment purposes, if any) is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related businesses or of one or more qualified publicly traded partnerships.

As a regulated investment company, each Fund generally is not subject to U.S. federal income tax on income and gains it distributes to shareholders, if at least the sum of 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and 90% of the Fund’s net tax-exempt interest income for the taxable year is distributed. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement.

If, in any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it generally would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends (which may be eligible for the corporate-dividends received deduction) which are taxable to shareholders as ordinary income, or as qualifying dividends eligible for a reduced rate of tax as discussed below. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.

Distributions

Dividends of investment company taxable income (including net short-term capital gains) are generally taxable to shareholders as ordinary income (subject to the discussion of qualifying dividends below), whether received in cash or reinvested in Fund shares. The Funds’ distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to the applicable Fund’s dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction.

Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital losses) designated by the Funds as capital gain dividends are taxable to shareholders, whether received in cash or reinvested in Fund shares, as long-term capital gain, regardless of the length of time the Funds’ shares have been held by a shareholder, and are not eligible for the dividends-received deduction. Any distributions that are not from the Funds’ investment company taxable income or net capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gains. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

The Funds, except for the Forward Long/Short Credit Analysis Fund, Forward Global Infrastructure Fund and Forward Select Income Fund, expect to declare and pay dividends of net investment income and capital gain distributions, if any, annually in December. The Forward Long/Short Credit Analysis Fund expects to declare and pay income dividends quarterly and capital gains distributions annually, if available. The Forward Global Infrastructure Fund expects to declare and pay dividends of net investment income and capital gain distributions semi-annually, if available. The Forward Select Income Fund expects to declare and pay dividends of net investment income and capital gain distributions quarterly, if available.

Dividends, including capital gain dividends, declared in November or December with a record date in such month and paid during the following January will be treated as having been paid by the Funds and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Distributions by a Fund reduce the net asset value of that Fund’s shares. Should a distribution reduce the net asset value below a shareholder’s cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

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Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from a Fund’s investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment companies are not treated as “qualified foreign corporations.” The lower tax rates on long-term capital gains and qualifying dividends is scheduled to expire after 2010 in the absence of Congressional action.

Sale or Other Disposition of Shares

Upon the redemption or exchange of shares, a shareholder will realize a taxable gain or loss depending upon the basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands; a gain will generally be taxed as long-term capital gain if the shareholder’s holding period is more than one year. A gain from disposition of shares held not more than one year will be treated as short-term capital gain. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Further, any loss recognized on shares held less than six months will be disallowed to the extent of any exempt interest dividends that were received with respect to such shares.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring Fund shares, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares of the same or another Fund and the otherwise applicable sales charge is reduced or eliminated under a “reinvestment right” received upon the initial purchase of shares. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of shares.

Backup Withholding

The Funds generally will be required to withhold federal income tax, currently at a rate of 28% (“backup withholding”) from dividends paid, capital gain distributions and redemption proceeds to a shareholder if (1) the shareholder fails to furnish the Funds with the shareholder’s correct taxpayer identification number or social security number and to make such certifications as the Funds may require, (2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s Federal income tax liability.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from the applicable Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

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If the income from the applicable Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends will generally be subject to U.S. withholding tax at the rate of 30% (or, if applicable, a lower treaty rate) upon the gross amount of the dividend. However, subject to certain limitations and the receipt of further guidance from the U.S. Treasury, dividends paid to certain foreign shareholders may be exempt from U.S. tax for taxable years beginning before 2010 to the extent such dividends are attributable to qualified interest and/or net short-term capital gains, provided that the Funds elect to follow certain procedures. Each Fund may choose to not follow such procedures and there can be no assurance as to the amount, if any, of dividends that would not be subject to withholding. The foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the applicable Fund, capital gain dividends and amounts retained by the applicable Fund that are designated as undistributed capital gains. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

If the income from the applicable Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the applicable Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

Foreign noncorporate shareholders may be subject to backup withholding on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Funds with proper certification of their foreign status.

Foreign shareholders may also be subject to U.S. Federal estate tax on the value of their shares. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of foreign taxes.

Original Issue Discount

Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

Market Discount

Some debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in each taxable year in which such Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been included in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

Options, Futures and Foreign Currency Forward Contracts; Straddle Rules

A Fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses, and affect the determination of whether capital gains and losses are treated as long-term or short-term capital gains or losses. These rules could therefore, in turn, affect the character, amount, and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain positions in its portfolio (that is, treat them as if they were sold), which may cause the Fund to recognize income without receiving cash to use to make distributions in amounts necessary to avoid income and excise taxes. A Fund will monitor its transactions and may make such tax elections as management deems appropriate with respect to foreign currency, options, futures contracts, forward contracts or hedged investments. A Fund’s status as a regulated investment company may limit its ability to engage in transactions involving foreign currency, futures, options and forward contracts.

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Certain transactions undertaken by the Funds may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds, and losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Funds may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Dividend Rolls

The Funds may perform “dividend rolls.” A dividend roll is an arrangement in which a Fund purchases stock in a U.S. corporation that is about to pay a dividend. The Fund then collects the dividend. If applicable requirements are met, the dividend may qualify for the corporate “dividends-received deduction.” If so, the Fund’s distributions of investment company taxable income may in turn be eligible for the corporate dividends-received deduction (pursuant to which corporate shareholders of the Fund may exclude from income up to 70% of the portion of such qualifying distributions) to the extent attributable to its dividend income from U.S. corporations (including its income from dividend roll transactions if the applicable requirements are met). The Fund then sells the stock after the dividend is paid. This usually results in a short term capital loss. Dividend roll transactions are subject to less favorable tax treatment if the sale of the stock is prearranged or where there is otherwise no risk of loss during the holding period. Under those circumstances, the dividend would not qualify for the dividends-received deduction.

Constructive Sales

Under certain circumstances, a Fund may recognize a gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions that are closed before the end of the 30th day after the close of the taxable year and where the Fund holds the appreciated financial position throughout the 60-day period beginning on the date the transaction is closed, if certain other conditions are met.

Foreign Taxation

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

Currency Fluctuation - Section 988 Gains and Losses

Gains or losses attributable to fluctuations in foreign currency exchange rates that occur between the time the Funds accrue income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Funds actually collect such receivables or pay such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of certain investments (including debt securities denominated in a foreign currency and certain futures contracts, forward contracts and options), gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or other instrument and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies

Some of the Funds may invest in the stock of foreign companies that may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute passive assets (such as stocks or securities) or if 75% or more of its gross income is passive income (such as, but not limited to, interest, dividends and gain from the sale of securities). If a Fund receives an “excess distribution” with respect to PFIC stock, the Fund will generally be subject to tax on the distribution as if it were realized ratably over the

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period during which the Fund held the PFIC stock. The Fund will be subject to tax on the portion of an excess distribution that is allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if it were payable in such prior taxable years. Certain distributions from a PFIC and gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are taxable as ordinary income.

The Funds may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the rules relating to the taxation of excess distributions would not apply. In addition, another election would involve marking-to-market the Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

Other Investment Companies

It is possible that by investing in other investment companies, the Funds may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to the Funds may limit the extent to which the Funds will be able to invest in other investment companies.

Real Estate Investment Fund Investments

A Fund may invest in real estate investment trusts (“REITs”) that hold residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”). Although the Investment Advisor and Sub-Advisors do not intend to invest Fund assets in REITs that hold primarily residual interests in REMICs or TMPs, under applicable Treasury regulations and other guidance, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or an interest in a TMP (referred to in the Code as an “excess inclusion”) may be subject to federal income tax. Excess inclusion income of the Fund may be allocated to shareholders of the Fund in proportion to the dividends received by the shareholders, with the same tax consequences as if the shareholder directly held the REMIC residual interest or interest in the TMP. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts or other tax-exempt entities) subject to tax on unrelated business income, thereby potentially requiring such an entity to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of Fund shares, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Investment Advisor and Sub-Advisors have not historically invested in mortgage REITs or vehicles that primarily hold residual interest in REMICS or TMPs and does not intend to do so in the future.

Short Sales

Short sales are subject to special tax rules which will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund by increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.

Personal Holding Company

Based upon the number of shareholders of a Fund, the Fund could be considered to be personal holding companies (a “PHC”) under the Code. A company is considered a PHC if: (1) at least 60% of its income is derived from certain types of passive income (e.g., interest, dividends, rents, and royalties) and (2) at any time during the last half of the taxable year more than 50% in value of its outstanding stock is owned directly, or indirectly, by or for not more than 5 individuals. A company satisfying this test is taxed on its undistributed personal holding company income (“UPHCI”) at 15%. UPHCI is computed by making certain adjustments to taxable income, including a downward adjustment for distributions made to shareholders during the taxable year.

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The tax on UPHCI is in addition to any other tax. Under the Code, a regulated investment company that is also a PHC will also be taxed on any undistributed investment company taxable income at the highest corporate rate under the Code. Each of the Funds intends to distribute sufficient taxable income to its shareholders in any applicable taxable period in which it is treated as a PHC to reduce or eliminate its UPHCI.

Other Tax Matters

Each Fund is required to recognize income currently each taxable year for federal income tax purposes under the Code’s original issue discount rules in the amount of the unpaid, accrued interest with respect to bonds structured as zero coupon or deferred interest bonds or pay-in-kind securities, even though it receives no cash interest until the security’s maturity or payment date. As discussed above, in order to qualify for treatment as a regulated investment company, each Fund must distribute substantially all of its income to shareholders. Thus, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash, so that it may satisfy the distribution requirement.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2008, the following Funds elected to defer capital losses and currency losses occurring between November 1, 2008 and December 31, 2008 as follows:

	Capital Losses	Currency Losses
Forward Emerging Markets Fund	$(12,165,532)	$(30,626)
Forward Global Infrastructure Fund	$(12,009,595)	—
Forward International Small Companies Fund	$(100,087,886)	$(67,264)
Forward Long/Short Credit Analysis Fund	$(61,732)	—
Forward Select Income Fund	$(10,442,861)	—
Forward Small Cap Equity Fund	$(67,868,898)	—

At December 31, 2008 the following Funds had available for Federal income tax purposes unused capital losses as follows:

	Expiring in 2009		Expiring in 2015	Expiring in 2016
Forward Emerging Markets Fund	$(2,015,691	)(a)	—	$(28,419,454)
Forward Global Infrastructure Fund	—		—	$(22,944,101)
Forward International Small Companies Fund	—		—	$(102,744,499)
Forward Long/Short Credit Analysis Fund	—		$(1,322,823)	$(2,456,907)
Forward Select Income Fund	—		$(12,192,886)	$(157,405,438)
Forward Small Cap Equity Fund	—		—	$(88,793,562)

(a)	Subject to limitations under §382.

Exchange control regulations that may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors may limit a Fund’s ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements described above.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisors for more information.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisors as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

Liquidation of Funds

The Board of Trustees of the Trust may determine to close and liquidate a Fund at any time, which may have adverse tax consequences to shareholders. In the event of the liquidation of a Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution may be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholders basis in his or her shares of the Fund.

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GENERAL INFORMATION

Description of the Trust and Its Shares

The Trust consists of thirty-three portfolios described in separate Prospectuses and SAIs. Each share represents an equal proportionate interest in a Forward Fund with other shares of that Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees. Shareholders are entitled to one vote for each share owned.

An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Certificate of Trust, approve an investment advisory agreement and satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request from shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

Control Persons and Principal Holders of Securities

Forward Emerging Markets Fund

The following persons owned of record or beneficially, as of December 4, 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	Investor	382,133	26.07%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	256,449	17.50%

William Blair & Co., LLC* 222 West Adams Street Chicago, IL 60606	Investor	196,257	13.39%

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	Institutional	12,144,151	86.58%

Ellard & Co.* P.O. Box 3199 New York, NY 10008	Institutional	721,504	5.14%

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The following persons owned of record or beneficially, as of December 4, 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	12,526,283	80.85%

Forward Global Infrastructure Fund

The following persons owned of record or beneficially, as of December 4, 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303	Institutional	1,765,403	52.08%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	1,053,542	31.08%

Donaldson Lufkin & Jenrette, Inc.* P.O. Box 2052 Jersey City, NJ 07303	Class A	839,772	22.08%

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	Class A	810,206	21.30%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class A	776,970	20.43%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Class A	666,981	17.54%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303	Class B	104,698	46.97%

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	Class B	28,969	13.00%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class B	18,291	8.21%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303	Class C	319,207	40.29%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class C	140,865	17.78%

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	Class C	84,810	10.71%

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The following persons owned of record or beneficially, as of December 4, 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303	2,189,308	26.67%

Forward International Small Companies Fund

The following persons owned of record or beneficially, as of December 4, 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	3,956,211	45.92%

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	Investor	1,739,227	20.19%

E*Trade Financial Corp.* P.O. Box 1542 Merrifield, VA 22116	Investor	969,004	11.25%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303	Investor	652,110	7.57%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	11,360,941	32.96%

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	Institutional	9,335,169	27.08%

State Street FBO Charles Schwab & Co.,Inc.* 200 Clarendon Street, LAZ049 Boston, MA 02116	Institutional	4,184,546	12.14%

SEI Private Trust Co.* 1 Freedom Valley Drive Oaks, PA 19456	Institutional	2,310,903	6.70%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303	Institutional	2,065,801	5.99%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303	Class A	34,424	33.25%

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National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	Class A	15,525	14.99%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class A	8,686	8.39%

The following persons owned of record or beneficially, as of December 4, 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	15,317,152	35.46%

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	11,089,921	25.68%

Forward Long/Short Credit Analysis Fund

The following persons owned of record or beneficially, as of December 4, 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	Investor	2,024,820	33.76%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	1,636,666	27.29%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303	Investor	352,540	5.88%

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	Institutional	131,062	58.76%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303	Institutional	40,970	18.37%

TD AMERITRADE, Inc.* P.O. Box 2226 Omaha, NE 68103	Institutional	17,516	7.85%

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Captial Anaylsts, Inc.* 21021 Ventura Blvd., Suite 400 Woodland Hills, CA 91364	Institutional	12,315	5.52%

Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	Class C	413,223	81.19%

The following persons owned of record or beneficially, as of December 4, 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	2,024,820	30.09%

Forward Select Income Fund

The following persons owned of record or beneficially, as of December 4, 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303	Institutional	2,501,693	33.32%

TD AMERITRADE, Inc.* P.O. Box 2226 Omaha, NE 68103	Institutional	2,044,078	27.23%

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	Institutional	1,294,845	17.25%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Institutional	486,769	6.48%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	480,534	6.40%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303	Class A	6,416,589	29.97%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class A	3,502,107	16.36%

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	Class A	3,496,169	16.33%

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Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Class A	1,412,168	6.60%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303	Class B	421,680	27.74%

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	Class B	293,248	19.29%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class B	146,092	9.61%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303	Class C	3,244,636	31.09%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class C	1,604,795	15.38%

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	Class C	1,232,905	11.81%

The following persons owned of record or beneficially, as of December 4, 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303	12,584,598	30.79%

Forward Small Cap Equity Fund

The following persons owned of record or beneficially, as of December 4, 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	2,912,037	21.17%

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	Investor	2,358,532	17.15%

New York Life & Trust Co.* 169 Lackawanna Avenue Parsippany, NJ 07054	Investor	1,572,413	11.43%

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SEI Private Trust Co.* 1 Freedom Valley Drive Oaks, PA 19456	Investor	1,345,968	9.79%

Donaldson Lufkin & Jenrette, Inc.* P.O. Box 2052 Jersey City, NJ 07303	Investor	1,043,168	7.58%

Prudential Investment Management* 100 Mulberry Street 3 Gateway Center, Suite11 Newark, NJ 07102	Institutional	9,024,187	60.99%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	2,060,742	13.93%

Patterson & Co.* 1525 West Wt. Harris Bloulevard Charlotte, NC 28288	Institutional	1,364,674	9.22%

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	Institutional	856,083	5.79%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303	Class A	56,660	36.53%

Wilmington Trust Retirement and Institutional Services Co.* P.O. Box 52129 Phoenix, AZ 85072	Class A	43,675	28.16%

JP Morgan Retirement Plan Services* 9300 Ward Parkway Kansas City, MO 64114	Class A	12,382	7.98%

The following persons owned of record or beneficially, as of December 4, 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Prudential Investment Management* 100 Mulberry Street 3 Gateway Center, Suite 11 Newark, NJ 07102	9,024,187	31.44%

Forward Tactical Growth Fund

The following persons owned of record or beneficially, as of December 4, 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Fund
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	1,294,897	29.33%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Investor	1,293,050	29.28%

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National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	Investor	1,287,462	29.16%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303	Investor	492,359	11.15%

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	Institutional	364,314	66.24%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303	Institutional	103,734	18.86%

Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Institutional	79,791	14.51%

Pershing LLC* P.O. Box 2052 Jersey City, NJ 07303	Class C	368,745	61.78%

National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	Class C	92,544	15.50%

LPL Financial Services* 9785 Towne Centre Drive San Diego, CA 92121	Class C	85,042	14.25%

The following persons owned of record or beneficially, as of December 4, 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
National Financial Services LLC* 200 Liberty Street One World Financial Center New York, NY 10281	1,744,320	31.36%

*	Shares are believed to be held only as nominee.
**	Sutton Place Associates, LLC is an entity under common control with Forward Management.

The persons listed above as owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) such Fund. As a result, those persons would have the ability to vote a majority of the shares of the Funds on any matter requiring the approval of shareholders of such Funds.

As of December 4, 2009, the Officers and Trustees owned less than 1% of any class of any of the outstanding shares of the Funds.

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Other Information

The Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or policies of the Trust by any governmental agency. The Funds’ Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the SEC and copies of this information may be obtained from the SEC upon payment of the prescribed fee or examined at the SEC in Washington, D.C. without charge.

Investors in the Funds will be kept informed of their investments in the Funds through annual and semi-annual reports showing portfolio composition, statistical data and any other significant data, including financial statements audited by the independent registered public accountants.

Custodian

BBH is the Trust’s custodian. Its principal business address is 40 Water Street, Boston, Massachusetts 02109. BBH is responsible for the custody of each Fund’s assets and, as foreign custody manager, will oversee the custody of any Fund assets held outside the United States. BBH takes no part in the decisions relating to the purchase or sale of the Trust’s portfolio securities.

Legal Counsel

Legal matters for the Trust are handled by Dechert LLP, 4675 MacArthur Court, Suite 1400, Newport Beach, CA 92660.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP, Three Embarcadero Center, San Francisco, CA 94111-4004, acts as the independent registered public accounting firm for the series of the Trust known as the Forward Funds.

FINANCIAL STATEMENTS

The financial statements of the Forward Emerging Markets Fund, Forward International Small Companies Fund, Forward Long/Short Credit Analysis Fund and Forward Small Cap Equity Fund for the fiscal year ended December 31, 2008 appearing in the Annual Report to Shareholders have been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for these Funds. The unaudited financial statements of these Funds for the six-month period ended June 30, 2009 appear in the Semi-Annual Report to Shareholders. Such financial statements are incorporated herein by reference to these Funds’ Annual Report and Semi-Annual Report as filed with the SEC on March 9, 2009 (Accession No. 0001193125-09-048171) and September 4, 2009 (Accession No. 0001193125-09-187584), respectively.

The financial statements of the Forward Select Income Fund and Forward Global Infrastructure Fund for the fiscal year ended December 31, 2008 appearing in the Predecessor Kensington Funds’ Annual Report to Shareholders have been audited by Ernst & Young LLP, the independent registered public accounting firm for these Funds. The unaudited financial statements of these Funds for the six-month period ended June 30, 2009 appear in the Semi-Annual Report to Shareholders. Such financial statements are incorporated herein by reference to the Predecessor Kensington Funds’ Annual Report and these Funds’ Semi-Annual Report as filed with the SEC on March 12, 2009 (Accession No. 0001206774-09-000469) and September 4, 2009 (Accession No. 0001193125-09-187584), respectively.

The financial statements of the Forward Tactical Growth Fund will be available once the Fund has completed its first fiscal year of operations.

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FORWARD FUNDS

PART C: OTHER INFORMATION

ITEM 23.	EXHIBITS

(a)(1)

Amended and Restated Agreement and Declaration of Trust of Forward Funds (the “Registrant”), incorporated by reference to Exhibit (a) to Post-Effective Amendment No. 40 to this Registration Statement filed with the Commission on April 30, 2007.

(a)(2)	Revised Schedule A to the Amended and Restated Agreement and Declaration of Trust of the Registrant, filed herewith.

(b)	Amended and Restated By-Laws of the Registrant dated December 8, 2005 and as amended as of December 7, 2006, March 4, 2009, September 25, 2009, filed herewith.

(c)	Not applicable.

(d)(1)

Amended and Restated Investment Management Agreement between the Registrant and Forward Management LLC (the “Advisor” or “Forward Management”), dated as of May 1, 2005 and amended and restated as of January 8, 2008 and March 5, 2008, with respect to the Forward Growth Fund (formerly known as the Forward Emerald Growth Fund), the Forward Banking and Finance Fund (formerly known as the Forward Emerald Banking and Finance Fund), the Forward Emerging Markets Fund (formerly known as the Forward Global Emerging Markets Fund), the Forward International Equity Fund, the Forward Small Cap Equity Fund (formerly known as the Forward Hoover Small Cap Equity Fund), the Forward International Small Companies Fund, the Forward Legato Fund, the Forward Real Estate Fund (formerly known as the Forward Progressive Real Estate Fund), the Forward Large Cap Equity Fund, the Forward Long/Short Credit Analysis Fund, the Forward International Fixed Income Fund, the Accessor Aggressive Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Fund, the Accessor High Yield Bond Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Investment Grade Fixed Income Fund (formerly known as the Accessor Intermediate Fixed-Income Fund), the Accessor International Equity Fund, the Accessor Mortgage Securities Fund, the Accessor Small to Mid Cap Fund, the Accessor Strategic Alternatives Fund, the Accessor U.S. Government Money Fund and the Accessor Value Fund, incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(2)

Amended Exhibit A to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with respect to the Forward Global Infrastructure Fund, the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Emerging Markets Fund, the Forward HITR Fund, the Forward International Equity Fund, the Forward International Real Estate Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Legato Fund, the Forward Real Estate Fund, the Forward Select Income Fund, the Forward Strategic Realty Fund, the Forward Large Cap Equity Fund, the Forward Long/Short Credit Analysis Fund, the Forward International Fixed Income Fund and the Forward Tactical Growth Fund (collectively the “Forward Series of the Registrant”), incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(d)(4)

Amended Exhibit B to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with respect to the Accessor Aggressive Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Frontier Markets Fund, the Accessor Growth Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Fund, the Accessor High Yield Bond Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Investment Grade Fixed-Income Fund, the Accessor International Equity Fund, the Accessor Mortgage Securities Fund, the Accessor Small to Mid Cap Fund, the Accessor Strategic Alternatives Fund, the Accessor U.S. Government Money Fund and the Accessor Value Fund (collectively the “Accessor Series of the Registrant”), filed herewith.

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(d)(5)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Emerald Mutual Fund Advisers Trust (formerly known as Emerald Advisers, Inc.) (“EMFAT”) dated as of May 1, 2005 with respect to the Forward Banking and Finance Fund and the Forward Growth Fund, incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 28 to this Registration Statement filed with the Commission on April 27, 2005.

(d)(5)(a)

Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and EMFAT entered into as of January 2, 2009 with respect to the Forward Banking and Finance Fund and the Forward Growth Fund, incorporated by reference to Exhibit (d)(4)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(6)

Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet International Management Limited, now known as Pictet Asset Management Limited (“Pictet Ltd”), dated as of July 1, 2005 and amended and restated as of November 1, 2007 with respect to the International Small Companies Fund, incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(d)(6)(a)

Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of January 2, 2009 with respect to the International Small Companies Fund, incorporated by reference to Exhibit (d)(5)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(6)(b)

Second Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of November 1, 2009 with respect to the International Small Companies Fund, filed herewith.

(d)(7)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet International Management Limited, now known as Pictet Ltd, dated as of July 1, 2005 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 35 to this Registration Statement filed with Commission on July 5, 2006.

(d)(7)(a)

Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of January 2, 2009 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(6)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(7)(b)

Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of August 1, 2009 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(7)(b) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(d)(7)(c)

Third Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of November 1, 2009 with respect to the Forward Emerging Markets Fund, filed herewith.

(d)(8)

Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Hoover Investment Management Co., LLC (“Hoover”) dated as of June 24, 2005 with respect to the Forward Small Cap Equity Fund, incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 33 to this Registration Statement filed with the Commission on February 9, 2006.

(d)(8)(a)

Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Hoover entered into as of January 2, 2009 with respect to the Forward Small Cap Equity Fund, incorporated by reference to Exhibit (d)(7)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(9)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Forward Uniplan Advisors, Inc. (“Uniplan”) dated as of July 1, 2005 with respect to the Forward Real Estate Fund, incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

2

(d)(9)(a)

Amendment to Investment Sub-Advisory Agreement among the Registrant, the Advisor and Uniplan entered into as of January 22, 2009 with respect to the Forward Real Estate Fund, incorporated by reference to Exhibit (d)(9)(b) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(d)(10)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Netols Asset Management Inc. (“Netols”) dated as of July 1, 2005 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(10)(a)

Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Netols entered into as of January 2, 2009 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(10)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(11)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Riverbridge Partners, LLC (“Riverbridge”) dated as of July 1, 2005 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(11)(a)

Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Riverbridge entered into as of January 2, 2009 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(11)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(12)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Conestoga Capital Advisors, LLC (“Conestoga”) dated as of January 2, 2008 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 46 to this Registration Statement filed with the Commission on February 13, 2008.

(d)(12)(a)

Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Conestoga entered into as of January 2, 2009 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(12)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(13)

Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Cedar Ridge Partners, LLC (“Cedar Ridge”) dated as of December 7, 2006 and amended and restated on November 14, 2007 with respect to the Forward Long/Short Credit Analysis Fund, incorporated by reference to Exhibit (d)(14) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(d)(13)(a)

Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Cedar Ridge entered into as of January 2, 2009 with respect to the Forward Long/Short Credit Analysis Fund, incorporated by reference to Exhibit (d)(13)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(14)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Asset Management SA (“Pictet SA”) dated October 5, 2007 with respect to the Forward International Fixed Income Fund, incorporated by reference to Exhibit (d)(17) to Post-Effective Amendment No. 44 to this Registration Statement filed with the Commission on October 12, 2007.

(d)(14)(a)

Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet SA entered into as of January 2, 2009 with respect to the Forward International Fixed Income Fund, incorporated by reference to Exhibit (d)(15)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

3

(d)(15)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Broadmark Asset Management, LLC (“Broadmark”) with respect to the Forward Tactical Growth Fund, incorporated by reference to Exhibit (d)(15) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(d)(16)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Smith Asset Management Group, L.P. (“Smith”) dated September 1, 2008 with respect to the Accessor Growth Fund, incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(16)(a)

Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Smith entered into as of November 17, 2008 with respect to the Accessor Growth Fund, incorporated by reference to Exhibit (d)(16)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(17)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and First Western Investment Management Inc. (“First Western”) dated September 1, 2008 with respect to the Accessor High Yield Bond Fund, incorporated by reference to Exhibit (d)(19) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(17)(a)

Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and First Western entered into as of November 17, 2008 with respect to the Accessor High Yield Bond Fund, incorporated by reference to Exhibit (d)(17)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(18)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pacific Investment Management Company LLC (“PIMCO”) dated September 1, 2008 with respect to the Accessor Investment Grade Fixed-Income Fund, incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(18)(a)

Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and PIMCO entered into as of November 17, 2008 with respect to the Accessor Investment Grade Fixed-Income Fund, incorporated by reference to Exhibit (d)(18)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(19)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Blackrock Financial Management, Inc. (“Blackrock”) dated September 1, 2008 with respect to the Accessor Mortgage Securities Fund, incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(19)(a)

Amendment to Investment Sub-Advisory Agreement among the Registrant, the Advisor and Blackrock entered into as of November 17, 2008 with respect to the Accessor Mortgage Securities Fund, incorporated by reference to Exhibit (d)(20)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(20)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”) dated September 1, 2008 with respect to the Accessor Small to Mid Cap Fund, incorporated by reference to Exhibit (d)(25) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(20)(a)

Amendment to Investment Sub-Advisory Agreement among the Registrant, the Advisor and Los Angeles Capital entered into as of November 17, 2008 with respect to the Accessor Small to Mid Cap Fund, incorporated by reference to Exhibit (d)(21)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

4

(d)(21)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Acadian Asset Management LLC (“Acadian”) dated September 1, 2008 with respect to the Accessor Value Fund, incorporated by reference to Exhibit (d)(29) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on October 17, 2008.

(d)(21)(a)

Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Acadian entered into as of November 17, 2008 with respect to the Accessor Value Fund, incorporated by reference to Exhibit (d)(23)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(22)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Lazard Asset Management LLC (“Lazard”) dated December 1, 2008, with respect to the Accessor International Equity Fund, incorporated by reference to Exhibit (d)(24) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(22)(a)

Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Lazard Asset Management LLC (“Lazard”) dated December 1, 2008, with respect to the Accessor International Equity Fund, incorporated by reference to Exhibit (d)(24)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(e)(1)(a)

Distribution Agreement between the Registrant and ALPS Distributors, Inc. (“ALPS Distributors”) dated as of September 30, 2005, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 32 to this Registration Statement filed with the Commission on October 27, 2005.

(e)(1)(b)

Addendum to Distribution Agreement between the Registrant and ALPS Distributors dated as of April 9, 2007, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (e)(1)(b) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(e)(1)(c)

Form of Addendum to Schedule A to the Distribution Agreement between the Registrant and ALPS Distributors dated as of September 14, 2009, with respect to the Forward Series of the Registrant, filed herewith.

(e)(2)(a)

Distribution Agreement between the Registrant and SEI Investments Distribution Co. (“SIDCO”) dated as of August 14, 2008, with respect to the Accessor Series of the Registrant, incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(e)(2)(b)

Form of Amendment No. 1 to the Distribution Agreement between the Registrant and SIDCO dated as of December 31, 2008, with respect to the Accessor Series of the Registrant, incorporated by reference to Exhibit (e)(2)(b) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(e)(2)(c)

Form of Amendment No. 2 to the Distribution Agreement between the Registrant and SIDCO dated as of May 1, 2009, with respect to the Accessor Series of the Registrant, incorporated by reference to Exhibit (e)(2)(c) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(f)	None.

(g)(1)(a)

Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. (“BBH”) dated as of June 30, 2005, incorporated by reference to Exhibit (g)(2)(a) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

5

(g)(1)(b)

Amended Appendix A to the Custodian Agreement between the Registrant and BBH, with respect to the Forward Series and the Accessor Series of the Registrant, dated July 1, 2009, incorporated by reference to Exhibit (g)(1)(b) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(1)(a)

Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS Fund Services, Inc. (“ALPS”) made as of June 3, 2009 and amended as of June 15, 2009 with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (h)(1)(a) to Post-Effective Amendment No. 63 to this Registration Statement filed with the Commission on July 1, 2009.

(h)(1)(b)

Form of Addendum to Appendix A to the Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS made as of September 14, 2009 with respect to the Forward Series of the Registrant, filed herewith.

(h)(1)(c)

Amended Appendix C to the Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS made as of June 15, 2009 with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (h)(1)(c) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(1)(d)

Administration Agreement between Accessor Funds, Inc. (now known as the Accessor Series of the Registrant) and SEI Investment Global Fund Services (“SEI”) dated as of December 31, 2006, with respect to the Accessor Series of Registrant, incorporated by reference to Exhibit (h)(1)(f) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(h)(1)(e)

Amendment No. 1 to Administration Agreement between the Accessor Series of the Registrant and SEI dated February 18, 2008, with respect to the Accessor Series of Registrant, incorporated by reference to Exhibit (h)(1)(g) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(h)(1)(f)

Assignment to Administration Agreement between the Accessor Series of the Registrant and SEI dated as of August 31, 2008, with respect to the Accessor Series of Registrant, incorporated by reference to Exhibit (h)(1)(h) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(h)(1)(g)

Form of Amendment No. 2 to Administration Agreement between the Registrant and SEI dated December 31, 2008, with respect to the Accessor Series of Registrant, incorporated by reference to Exhibit (h)(1)(i) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(h)(1)(h)

Form of Amendment No. 3 to Administration Agreement between the Registrant and SEI dated May 1, 2009, with respect to the Accessor Series of Registrant, incorporated by reference to Exhibit (h)(1)(j) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(h)(2)(a)

Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of June 3, 2009 and effective June 15, 2009, incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 63 to this Registration Statement filed with the Commission on July 1, 2009.

(h)(2)(b)	Form of Addendum to Schedule A-1 and Schedule B to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of September 14, 2009, filed herewith.

(h)(2)(c)	Form of Amended Schedule A-2 to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of December 11, 2009, filed herewith.

(h)(3)(a)

Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of June 3, 2009 and effective June 15, 2009, incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 63 to this Registration Statement filed with the Commission on July 1, 2009.

6

(h)(3)(b)	Form of Addendum to Schedule I-A to the Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of September 14, 2009, filed herewith.

(h)(3)(c)	Form of Addendum to Schedule I-B to the Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of December 11, 2009, filed herewith.

(h)(4)

Transfer Agency Fee Reimbursement Agreement between the Advisor and Registrant with respect to the Accessor Aggressive Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Income Allocation Fund and the Accessor Income & Growth Allocation Fund (collectively the “Allocation Funds”) effective as of May 1, 2009, incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(5)

Amended and Restated Shareholder Services Plan for the Class A, Class B, Class C, Class M, Investor Class, Advisor Class and Institutional Class shares, as applicable, of each of the Accessor Frontier Markets Fund, the Accessor Strategic Alternatives Fund, the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Legato Fund, the Forward Real Estate Fund, the Forward Large Cap Equity Fund, the Forward International Fixed Income Fund, the Forward Long/Short Credit Analysis Fund, the Forward Select Income Fund, the Forward Strategic Reality Fund, the Forward Global Infrastructure Fund, the Forward International Real Estate Fund, the Forward HITR Fund and the Forward Tactical Growth Fund, filed herewith.

(h)(6)(a)

Amended Administrative Services Plan for Investor Class shares of each of the Accessor Growth Fund, the Accessor Value Fund, the Accessor Small to Mid Cap Fund, the Accessor International Equity Fund, the Accessor Investment Grade Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor High Yield Bond Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (h)(6)(a) to Post-Effective Amendment No. 65 to this Registration Statement filed with the Commission on October 30, 2009.

(h)(6)(b)

Administrative Services Plan for Institutional Class, Investor Class, A Class and C Class shares of the Accessor U.S. Government Money Fund, incorporated by reference to Exhibit (h)(6)(b) to Post-Effective Amendment No. 65 to this Registration Statement filed with the Commission on October 30, 2009.

(h)(7)(a)

Expense Limitation Agreement for the Forward International Equity Fund (Investor Class shares, Institutional Class shares, Class A shares and Class C shares) dated as of May 1, 2009, incorporated by reference to Exhibit (h)(7)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(h)(7)(b)

Expense Limitation Agreement for the Forward Emerging Markets Fund (Investor Class shares, Institutional Class shares, Class A shares and Class C shares) dated as of May 1, 2009, incorporated by reference to Exhibit (h)(7)(b) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(h)(7)(c)	Form of Expense Limitation Agreement for the Forward Emerging Markets Fund (Class M shares) dated as of December 31, 2009, filed herewith.

(h)(7)(d)

Expense Limitation Agreement for the Forward Legato Fund (Investor Class shares, Institutional Class shares, Class A shares and Class C shares) dated as of May 1, 2009, incorporated by reference to Exhibit (h)(7)(c) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(h)(7)(e)

Expense Limitation Agreement for the Forward Large Cap Fund (Investor Class shares, Institutional Class shares, Class A shares and Class C shares) dated as of May 1, 2009, incorporated by reference to Exhibit (h)(7)(d) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

7

(h)(7)(f)

Expense Limitation Agreement for the Forward International Fixed Income Fund (Investor Class shares, Institutional Class shares, Class A shares and Class C shares) dated as of May 1, 2009, incorporated by reference to Exhibit (h)(7)(e) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(h)(7)(g)

Expense Limitation Agreement for the Forward Long/Short Credit Analysis Fund (Investor Class shares, Institutional Class shares and Class C shares) dated as of May 1, 2009, incorporated by reference to Exhibit (h)(7)(f) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(h)(7)(h)	Form of Expense Limitation Agreement for the Forward Long/Short Credit Analysis Fund (Class M shares) dated as of December 31, 2009, filed herewith.

(h)(7)(i)

Expense Limitation Agreement for the Forward Growth Fund (Investor Class shares) dated January 1, 2009, incorporated by reference to Exhibit (h)(7)(g) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(h)(7)(j)

Expense Limitation Agreement for the Forward Growth Fund (Institutional Class shares) dated January 1, 2009, incorporated by reference to Exhibit (h)(7)(h) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(h)(7)(k)

Expense Limitation Agreement for the Forward Growth Fund (Class A shares) dated January 1, 2009, incorporated by reference to Exhibit (h)(7)(i) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(h)(7)(l)

Expense Limitation Agreement for the Forward Growth Fund (Class C shares) dated January 1, 2009, incorporated by reference to Exhibit (h)(7)(j) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(h)(7)(m)

Expense Limitation Agreement for the Forward Real Estate Fund (Investor Class shares, Institutional Class shares, Class A shares, Class B shares and Class C shares) dated as of May 1, 2009, incorporated by reference to Exhibit (h)(7)(k) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(h)(7)(n)

Expense Limitation Agreement for the Forward Strategic Realty Fund (Investor Class shares, Institutional Class shares, Class A shares, Class B shares and Class C shares) dated as of June 12, 2009, incorporated by reference to Exhibit (h)(7)(l) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(7)(o)

Expense Limitation Agreement for the Forward International Real Estate Fund (Investor Class shares, Institutional Class shares, Class A shares, Class B shares and Class C shares) dated as of June 12, 2009, incorporated by reference to Exhibit (h)(7)(m) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(7)(p)

Expense Limitation Agreement for the Forward Global Infrastructure Fund (Investor Class shares, Institutional Class shares, Class A shares, Class B shares and Class C shares) dated as of June 12, 2009, incorporated by reference to Exhibit (h)(7)(n) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(7)(q)	Form of Expense Limitation Agreement for the Forward Global Infrastructure Fund (Class M shares) dated as of December 31, 2009, filed herewith.

(h)(7)(r)

Expense Limitation Agreement for the Forward Select Income Fund (Investor Class shares, Institutional Class shares, Class A shares, Class B shares and Class C shares) dated as of June 12, 2009, incorporated by reference to Exhibit (h)(7)(o) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

8

(h)(7)(s)	Form of Expense Limitation Agreement for the Forward Select Income Fund (Class M shares) dated as of December 31, 2009, filed herewith.

(h)(7)(t)

Expense Limitation Agreement for the Forward Tactical Growth Fund (Investor Class shares, Institutional Class shares and Class C shares) dated as of September 14, 2009, incorporated by reference to Exhibit (h)(7)(p) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(7)(u)	Form of Expense Limitation Agreement for the Forward Tactical Growth Fund (Class M shares) dated as of December 31, 2009, filed herewith.

(h)(7)(v)

Advisory Fee Waiver Agreement between the Advisor and the Registrant in respect to the Allocation Funds effective May 1, 2009, incorporated by reference to Exhibit (h)(7)(q) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(8)(a)

Rule 38a-1 Compliance Support Services Agreement (“Compliance Support Services Agreement”) between the Registrant and the Advisor dated as of September 1, 2008, incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on October 17, 2008.

(h)(8)(b)	Amended Schedule 1 to the Compliance Support Services Agreement, filed herewith.

(i)

Legal Opinion of Dechert LLP as to legality of securities being registered, with respect to the Class M shares for the Forward Emerging Markets Fund, Forward Global Infrastructure Fund, Forward International Small Companies Fund, Forward Long/Short Credit Analysis Fund, Forward Select Income Fund, Forward Small Cap Equity Fund and Forward Tactical Growth Fund, filed herewith.

(j)(1)

Consent of Independent Registered Public Accounting Firm, with respect to the the Forward Emerging Markets Fund, Forward Global Infrastructure Fund, Forward International Small Companies Fund, Forward Long/Short Credit Analysis Fund, Forward Select Income Fund, Forward Small Cap Equity Fund and Forward Tactical Growth Fund, filed herewith.

(j)(2)

Powers of Attorney for Haig G. Mardikian, Donald O’Connor and DeWitt F. Bowman, incorporated by reference to Exhibit (j) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(j)(3)	Power of Attorney for Cecilia H. Herbert, filed herewith.

(k)	Not Applicable.

(l)

Subscription Agreement between The HomeState Group and Forward Funds (formerly known as Emerald Mutual Funds), incorporated by reference to Exhibit (l)(3) to Post-Effective Amendment No. 26 to this Registration Statement filed with the Commission on February 28, 2005.

(m)(1)

Amended and Restated Distribution Services Agreement (Rule 12b-1 Plan) for Forward Growth Fund – Class A Shares, incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(2)

Amended and Restated Distribution Services Agreement (Rule 12b-1 Plan) for Forward Banking and Finance Fund – Class A Shares, incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

9

(m)(3)(a)

Distribution Plan pursuant to Rule 12b-1 for the Investor Class shares of each of the Accessor Frontier Markets Fund, the Accessor Strategic Alternatives Fund, the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Legato Fund, the Forward Long/Short Credit Analysis Fund, the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Real Estate Fund, the Forward Large Cap Equity Fund, the Forward International Fixed Income Fund, the Forward HITR Fund, the Forward Global Infrastructure Fund, the Forward International Real Estate Fund, the Forward Select Income Fund, the Forward Strategic Realty Fund and the Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(3)(b)

Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Investor Class shares of each of the Accessor Frontier Markets Fund, the Accessor Strategic Alternatives Fund, the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Legato Fund, the Forward Long/Short Credit Analysis Fund, the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Real Estate Fund, the Forward Large Cap Equity Fund, the Forward International Fixed Income Fund, the Forward HITR Fund, the Forward Global Infrastructure Fund, the Forward International Real Estate Fund, the Forward Select Income Fund, the Forward Strategic Realty Fund and the Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(3)(b) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(m)(4)(a)

Distribution Plan pursuant to Rule 12b-1 for the Class A shares of each of the Accessor Frontier Markets Fund, Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward Long/Short Credit Analysis Fund, the Forward Real Estate Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Legato Fund, the Forward Large Cap Equity Fund, the Forward International Fixed Income Fund, the Forward HITR Fund, the Forward Global Infrastructure Fund, the Forward International Real Estate Fund, the Forward Select Income Fund and the Forward Strategic Realty Fund, incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(4)(b)

Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class A shares of each of the Accessor Frontier Markets Fund, Forward Emerging Markets Fund, Forward International Equity Fund, the Forward Long/Short Credit Analysis Fund, the Forward Real Estate Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Legato Fund, the Forward Large Cap Equity Fund, the Forward International Fixed Income Fund, the Forward HITR Fund, the Forward Global Infrastructure Fund, the Forward International Real Estate Fund, the Forward Select Income Fund and the Forward Strategic Realty Fund, incorporated by reference to Exhibit (m)(4)(b) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(m)(5)(a)

Distribution Plan pursuant to Rule 12b-1 for the Class B shares of each of the Forward Global Infrastructure Fund, the Forward International Real Estate Fund, the Forward Select Income Fund and the Forward Strategic Realty Fund, incorporated by reference to Exhibit (m)(5) to Post-Effective Amendment No. 61 to this Registration Statement filed with the Commission on June 11, 2009.

(m)(5)(b)

Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class B shares of each of the Forward Global Infrastructure Fund, the Forward International Real Estate Fund, the Forward Select Income Fund and the Forward Strategic Realty Fund, incorporated by reference to Exhibit (m)(5)(b) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(m)(6)(a)

Distribution Plan pursuant to Rule 12b-1 for the Class C shares of each of the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Legato Fund, the Forward Long/Short Credit Analysis Fund, the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Real Estate Fund, the Forward Large Cap Equity Fund, the Forward International Fixed Income Fund, the Forward Global Infrastructure Fund, the Forward International Real Estate Fund, the Forward Select Income Fund, the Forward Strategic Realty Fund and the Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(6) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

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(m)(6)(b)

Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class C shares of each of the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Legato Fund, the Forward Long/Short Credit Analysis Fund, the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Real Estate Fund, the Forward Large Cap Equity Fund, the Forward International Fixed Income Fund, the Forward Global Infrastructure Fund, the Forward International Real Estate Fund, the Forward Select Income Fund, the Forward Strategic Realty Fund and the Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(6)(b) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(m)(7)(a)

Amended Distribution and Service Plan for A Class and C Class shares, as applicable, of each of the Accessor Growth Fund, the Accessor Value Fund, the Accessor Small to Mid Cap Fund, the Accessor International Equity Fund, the Accessor Investment Grade Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor High Yield Bond Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund, filed herewith.

(m)(7)(b)

Distribution and Service Plan for Investor Class shares of each of the Accessor Growth Fund, the Accessor Value Fund, the Accessor Small to Mid Cap Fund, the Accessor International Equity Fund, the Accessor Investment Grade Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor High Yield Bond Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (m)(7)(b) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(m)(7)(c)

Amended Appendix A to the Distribution and Service Plan for Investor Class shares of each of the Accessor Growth Fund, the Accessor Value Fund, the Accessor Small to Mid Cap Fund, the Accessor International Equity Fund, the Accessor Investment Grade Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor High Yield Bond Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (m)(7)(d) to Post-Effective Amendment No. 61 to this Registration Statement filed with the Commission on June 11, 2009.

(n)	Multiple Class Plan pursuant to Rule 18f-3, incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 65 to this Registration Statement filed with the Commission on October 30, 2009.

(o)	Not applicable.

(p)(1)	Registrant’s Code of Ethics, incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 34 to this Registration Statement filed with the Commission on May 1, 2006.

(p)(2)	Code of Ethics of the Advisor, incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(p)(3)

Code of Ethics of Pictet Ltd. and Pictet Asset Management SA, incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(p)(4)	Amended Code of Ethics of Hoover, incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 48 to this Registration Statement filed with the Commission on June 11, 2008.

(p)(5)	Code of Ethics of Uniplan, incorporated by reference to Exhibit (p)(6) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(p)(6)	Code of Ethics of Conestoga incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

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(p)(7)	Amended Code of Ethics of Netols, incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(p)(8)	Code of Ethics of Riverbridge, incorporated by reference to Exhibit (p)(8) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(p)(9)	Amended Code of Ethics of EMFAT, incorporated by reference to Exhibit (p)(9) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

(p)(10)	Code of Ethics of ALPS Distributors, incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 34 to this Registration Statement filed with the Commission on May 1, 2006.

(p)(11)	Code of Ethics of Cedar Ridge, incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

(p)(12)	Code of Ethics of Smith Asset, incorporated by reference to Exhibit (p)(13) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(13)

Code of Ethics of First Western Investment Management Inc., incorporated by reference to Exhibit (p)(14) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(14)

Code of Ethics of Pacific Investment Management Company LLC, incorporated by reference to Exhibit (p)(14) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(p)(15)

Code of Ethics of Blackrock Financial Management, Inc., incorporated by reference to Exhibit (p)(17) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(16)	Code of Ethics of Los Angeles Capital Management and Equity Research, Inc., filed herewith.

(p)(17)

Code of Ethics of Acadian Asset Management LLC, incorporated by reference to Exhibit (p)(19) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(18)

Code of Ethics of SEI Investments Distribution Co., incorporated by reference to Exhibit (p)(20) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(19)

Code of Ethics of Lazard Asset Management LLC, incorporated by reference to Exhibit (p)(21) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(p)(20)	Code of Ethics of Broadmark, incorporated by reference to Exhibit (p)(21) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS.

Registrant is controlled by its Board of Trustees. Certain of Registrant’s trustees serve on the board of directors/trustees of certain other registered investment companies. (See “Management of the Funds – Trustees” in Part B hereof.)

ITEM 25.	INDEMNIFICATION

The Registrant’s Amended and Restated Declaration of Trust (“Declaration of Trust”), attached as Exhibit (a) to Post-Effective Amendment No. 40 to this Registration Statement, and Amended and Restated By-Laws, attached as Exhibit (b) to Post-Effective Amendment No. 66 to this Registration Statement, provide among other things, that current and former trustees and officers who were or are a party, or are threatened to be made a party, to any proceeding or claim by reason of the fact that such person is or was a Trustee or officer of the Registrant, shall be indemnified against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined

12

that such person acted in good faith and reasonably believed: (a) that his conduct was in the Registrant’s best interests and (b) in the case of a criminal proceeding, that he had no reasonable cause to believe his conduct was unlawful; provided that, the trustees and officers of the Registrant shall not be entitled to indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office, or in respect of any claim or proceeding as to which such person shall have been adjudicated by a court or other competent body to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity.

The Distribution Agreement between the Registrant and ALPS Distributors, with respect to the Forward Series of the Registrant, filed as Exhibit (e) to Post-Effective Amendment No. 32 to this Registration Statement, provides for indemnification of ALPS Distributors, its officers and directors and any person who controls ALPS Distributors.

The Distribution Agreement between the Registrant and SEI, with respect to the Accessor Series of the Registrant, filed as Exhibit (e)(2) to Post-Effective Amendment No. 49 to this Registration Statement, limits the liability of the Registrant to liabilities arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus(es), statement(s) of additional information, shareholder reports or other information filed or made public by the Fund (as amended from time to time) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, the 1940 Act or any statute or the common law and by reason of its willful misfeasance, bad faith or negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Agreement.

The Registrant has in effect a directors’ and officers’ liability policy covering specific types of errors and omissions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to such provisions of the Declaration of Trust, Underwriting Agreement, or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”), such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISORS

Forward Management performs investment advisory services for Registrant. The directors and officers of Forward Management and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of other Business Connections	Dates	Title, Capacity of Engagement, Description of Business

J. Alan Reid, Jr., Chief Executive Officer	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Chief Executive Officer and Director, investment services company

	ReFlow Fund 433 California Street Suite 1100 San Francisco, CA 94104	2001 to present	Chief Executive Officer and Director, investment services company

	Sutton Place Management 433 California Street Suite 1100 San Francisco, CA 94104	2001 to present	Chief Executive Officer, investment management company

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	Sutton Place Associates, LLC 433 California Street Suite 1100 San Francisco, CA 94104	2001 to present	Chief Executive Officer, investment services company

	FISCOP, LLC 433 California Street, Suite 1010 San Francisco CA 94104	2001 to present	Chief Executive Officer

	Broderick Management, LLC	2001 to present	Chief Executive Officer, investment management company

	FOLIOfn, Inc. 8000 Towers Crescent Drive Suite 1500 Vienna, VA 22182	2002 to present	Director, financial services company

Mary Curran, Chief Legal Officer	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	June 2004 to present	Secretary, investment services company

Judith M. Rosenberg, Chief Compliance Officer	None

Gordon P. Getty, Chairman of the Board	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Chairman of the Board, investment services company

Jeffrey P. Cusack, President	Rex 101 California Street, Suite 1950 San Francisco, CA 94111	October 2005 to present	Managing Director, real estate finance company

James J. Halligan, Director	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Director, investment services company

William A. Prezant, Director	Prezant & Mollath Attorneys at Law 6560 SW McCarran Blvd. Reno, NV 89509	1988 to present	Self-employed, law practice

	Torrey International Strategy Partners 505 Park Avenue 5th Fl. New York, NY 10022	November 2002 to present	Manager (Director), registered investment company

	Torrey US Strategy Partners 505 Park Avenue 5th Fl. New York, NY 10022	September 2002 to present	Manager (Director), registered investment company

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	Strategic Hotels & Resorts 777 West Wacker, Suite 4600 Chicago, IL 60601	March 2006 to present	Director, Real Estate Investment Fund

	MacGregor Golf Company 1000 Pecan Grove Drive Albany, GA 31701	December 2006 – present	Director, golf equipment and apparel company

Toby Rosenblatt, Director	Founders Investments Ltd. 3409 Pacific Avenue San Francisco, CA 94118	1999 to present	President, private investment company

	BlackRock Equity Liquidity Funds 40 E. 52nd Street New York, NY 10022	March 2005 to present	Director (independent), mutual funds

	A.P. Pharma 123 Saginaw Drive Redwood City, CA 94063	1983 to present	Director, specialty pharmaceuticals company

	Pharin Pharmaceuticals 123 Saginaw Drive Redwood City, CA 94063	1993 to present	Director, specialty pharmaceuticals company

Thomas E. Woodhouse, Director	Minerva Office Management, Inc. 1325 Airmotive Way Suite 340 Reno, Nevada 89502	January 2002 to present	Trust Administrator, President; trust administration company

	Vallejo Investments, Inc. One Embarcadero Center Suite 1050 San Francisco, CA 94111	January 2002 to present	CEO, family office

	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Director, investment services company

David H. Chow, Director	Torch Hill Investment Partners LLC 655 15th St. NW, Ste. 810 Washington, DC 20005	July 2007 to present	Vice-Chairman and Chief Investment Officer, private equity investment firm

	DanCourt Management LLC 1771 Post Road East, Suite 178 Westport, CT 06880	April 1999 to present	Chairman and Chief Executive Officer, strategy/management consulting firm

	Van Eck Market Vectors ETF Trust 99 Park Avenue New York, NY 10016	May 2006 to present	Chairman of the Board of Trustees, exchange-traded fund complex

James O’Donnell, Chief Investment Officer	None

Norman Mains, Chief Risk Officer	Greystone Research, Morgan Stanley 440 S. LaSalle Street Chicago, IL 60605	2001 to March 2009	Chief Investment Officer, Executive Director, financial services company

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EMFAT performs investment advisory services for Registrant. The trustees and officers of EMFAT and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business

Kenneth Mertz President, CIO Portfolio Manager	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since January 1, 1992	President, Portfolio Manager, Investment Adviser

Edward Pohl, CFO Treasurer	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since June 1, 2001	Chief Financial Officer, Chief Operating Officer, Investment Adviser

	Emerald Fixed Income Advisers 1703 Oregon Pike Lancaster, PA 17601	Since February 1, 2006	Managing Director, Investment Adviser

Daniel Moyer Executive Vice President	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since October 1, 1992	Executive Vice President, Managing Director, Investment Adviser

James Meehan Chief Compliance Officer	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since May 1, 1999	Chief Compliance Officer, Investment Adviser

	Emerald Fixed Income Advisers 1703 Oregon Pike Lancaster, PA 17601	Since February 1, 2006	Chief Compliance Officer, Investment Adviser

Stacy Sears	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since October 1, 1992	Senior Vice President, Portfolio Manager, Investment Adviser

Pictet Asset Management Limited performs investment advisory services for Registrant. The directors and officers of Pictet Asset Management Limited and their other business affiliations for the past two fiscal year are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Rod Hearn	Pictet (London) Ltd Pictet Administration Services Ltd Pictet Asset Management Ltd Worldwide SICAV 1, Boulevard Royal L-2449 LUXEMBOURG

	Al Dar Islamic Fund, SICAV 1, Boulevard Royal L-2449 LUXEMBOURG	ongoing	Director

Nicholas Johnson	Pictet Asset Management Ltd	ongoing	Director
NPJ Asset Management LLP 11-12 Tokenhouse Yard London, EC2R 7AS

	Global Opportunities Fund Global Opportunities Master Fund Management Cayman Ltd	Since May 8, 2007	Director

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Rolf Banz	Pictet Asset Management SA	ongoing	Director

Gavin Sharpe	Pictet (London) Ltd Pictet Administration Services Ltd Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	ongoing	Chief Financial Officer and Director

Renaud De Planta	Pictet & Cie Pictet Asset Management SA Pictet Asset Management Ltd Pictet Canada L.P. Pictet Holding LLP	ongoing	Chief Executive Officer, Director

David Cawthrow	Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	Since June 27, 2005	Chief Compliance Officer

Christoph Lanter	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Head of Business Development and Client Relations. Director

Richard Heelis	Pictet Asset Management Ltd	ongoing	Head of Equities, Director

Sebastien Eisinger	Pictet Asset Management SA Pictet Asset Management Ltd	Since September 1, 2007	Head of Fixed Income Director

Olivier Ginguene	Pictet Asset Management SA Pictet Asset Management Ltd	Since August 2005	Head of Quantitative Investment Director

Pictet Asset Management SA performs investment advisory services for Registrant. The directors and officers of Pictet Asset Management SA and their other business affiliations for the past two fiscal year are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business

Rolf Banz	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Director Chief Investment Architect and Product Manager

Gavin Sharpe	Pictet (London) Ltd Pictet Administration Services Ltd Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	ongoing	Director and Chief Financial Officer

Renaud De Planta	Pictet & Cie Pictet Asset Management SA Pictet Asset Management Ltd Pictet Canada L.P. Pictet Holding LLP	ongoing	Partner, Chief Executive Officer and Director

David Cawthrow	Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	Since June 27, 2005	Chief Compliance Officer

Marc Tonnerre	Pictet Asset Management SA	ongoing	Head of Compliance (Geneva)

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Hoover performs investment advisory services for Registrant. The directors and officers of Hoover and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business

Irene G. Hoover, CFA; Managing Member and Chief Investment Officer	None

Beverly Hoffmann, CFO and CCO	None

Stephen J. Cullen, Director of Market Analysis and Equity Trading	None

Nancy R. Rimington, Director of Client Service and Marketing	None

David Schneider, Associate Portfolio Manager and Senior Analyst	None

Jane M. Hecht, Director of Operations	None

Forward Uniplan Advisors, Inc. performs investment advisory services for Registrant. The directors and officers of Forward Uniplan Advisors, Inc. and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business

Richard Imperiale President	Uniplan Consulting, LLC	1998 to present	Managing Director, real estate investment consulting company

Netols Asset Management, Inc. performs investment advisory services for Registrant. The directors and officers of Netols Asset Management, Inc. and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business

Jeffrey W. Netols President and Portfolio Management	None

Riverbridge Partners, LLC performs investment advisory services for Registrant. The partners of Riverbridge Partners, LLC and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business

Mark Thompson Principal	None

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Rick Moulton Principal	None

John Peyton Principal	None

Robert Hensel Principal	None

Philip Dobrzynski Principal	None

Andrew Turner Principal	None

Dana Feick Principal	None

Conestoga Capital Advisors, LLC performs investment advisory services for Registrant. The directors and officers of Conestoga Capital Advisors, LLC and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business

William C. Martindale, Jr. Managing Partner	None

W. Christopher Maxwell Managing Partner	Maxwell Associates 20561 Rock Hall Avenue, Suite 6 Rock Hall, MD 21661	Since January 1, 1997	Principal, Consulting Services, Consulting to Investment Management Firms

Robert M. Mitchell Managing Partner	None

Duane R. D’Orazio Managing Partner	None

Mark S. Clewett Director - Institutional Sales and Client Service	None

Cedar Ridge Partners, LLC performs investment advisory services for Registrant. The partners of Cedar Ridge and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business

Alan E. Hart, Managing Partner	None

Guy J. Benstead, Partner	None

Jeffery M. Hudson, Partner	None

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Broadmark performs investment advisory services for Registrant. The trustees and officers of Broadmark and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Daniel J. Barnett Chairman	Revere Capital Advisors, LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	06/2007 to present	CEO Hedge Fund Platform

	Briarcliff Capital Corp. 12 East 52nd Street, 3rd Floor New York, NY 10022	05/2009 to present	Chairman and Director Broker Dealer

	Briarcliff Capital Corp. 12 East 52nd Street, 3rd Floor New York, NY 10022	06/2009 to present	Registered Rep Broker Dealer

	Jesup Lamont, Inc. 650 Fifth Avenue, 3rd Floor New York, NY 10019	01/2007 to 12/2008	Registered Rep Broker Dealer

	Broadmark Futures Fund, Ltd c/o ISIS Fund Services Ltd. Penboss Building 50 Parliament Street Hamilton HM 12 Bermuda	01/2007 to present	Director Offshore Hedge Fund

	Broadmark Value Hedged OFFSHORE Ltd. c/o ISIS Fund Services Ltd. Penboss Building 50 Parliament Street Hamilton HM 12 Bermuda	01/2007 to present	Director Offshore Hedge Fund

Christopher J. Guptill CEO and Chief Investment Officer	None

Jerome Crown CFO	Revere Capital Advisors LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	06/2007 to present	CFO and Director Hedge Fund Platform

	Briarcliff Capital Corp. 12 East 52nd Street, 3rd Floor New York, NY 10022	5/2009 to present	CFO and Director Broker Dealer

Paul A. Wolter Chief Operating Officer	Treflie Capital Management LLC 35 Ezekills Hollow Sag Harbor , NY 11963	4/2007- 3/2009	Director of Research and Operations. Fund of Funds Investment Manager

20

Briarcliff Capital Corp. 12 East 52nd Street, 3rd Floor New York, NY 10022	5/2009 to present	Director Broker Dealer

Revere Capital Advisors LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	7/2009 to present	Chief Operating Officer Hedge Fund Platform

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Smith Asset Management, L.P. performs investment advisory services for Registrant. The directors, officers or partners of Smith and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business

Stephen S. Smith, Founder & Chief Executive Officer	None

John D. Brim, CCO	None

Travis J. Briggs, Director of Marketing	None

Royce W. Medlin, Senior Portfolio Manager	None

First Western Investment Management Inc. performs investment advisory services for Registrant. The directors and officers of First Western and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business

Scott Wylie, Chief Executive Officer, President & Director	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Chairman & Chief Executive Officer

Warren Olsen, Chairman & Chief Investment Officer	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Chief Investment Officer

Hudson Mead, Managing Director	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Senior Trust Officer

Karen Post, Managing Director	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Vice President

Julie Courkamp, Treasurer & Controller	None

Ryan Trigg, Corporate Secretary	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Director of Finance & Corporate Secretary

Karen Garcia, Chief Compliance Officer	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Director of Trust Operations and Technology

Pacific Investment Management Company LLC performs investment advisory services for Registrant. The directors, officers and partners of PIMCO and their other business affiliations for the past two fiscal years are:

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Arnold, Tammie J.	Head, Global Retail Distr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

22

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Baker, Brian P.	Account Manager	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Balls, Andrew Thomas	Head, Euro Portfolio Mgmt	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Benz II,William R.	Head of PIMCO EMEA	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Bhansali,Vineer	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Callin, Sabrina C.	StocksPLUS Product Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Cupps, Wendy W.	Head, Product Management	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Dawson, Craig A.	Head, Prod Mgmt-Europe	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Dialynas, Chris P.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

El-Erian, Mohamed A.	CEO & Co-CIO	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Flattum, David C.	General Counsel	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Gross, William H.	Founder, CIO-Sr Port Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Harris, Brent Richard		Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Hodge, Douglas M.	Director, Asia Pacific	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Holden, Brent L.	Co-Hd of US Acct Mgmt	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Ivascyn, Daniel J.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Jacobs IV, Lew W.	Head of Talent Management	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Kiesel, Mark R.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

23

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Lown, David C.	Technology & Operations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Mather, Scott A.	Head, PM Global Desk	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

McCulley, Paul A.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

McDevitt, Joseph V.	Head, PIMCO Europe	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Mewbourne, Curtis A.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Muzzy, James Frederic	Founder, Head, Bus Dev US	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Otterbein, Thomas J.	Co-Hd of US Acct Mgmt	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Powers, William C.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Ravano, Emanuele		PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Schmider, Ernest L.	Head of Funds Admin	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Short, Jonathan D.	Head, Inst Bus Dev	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Simon, W Scott	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Takano, Makoto	President of PIMCO Japan	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Weil, Richard M.	Chief Operating Officer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Worah, Mihir P.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Zhu, Changhong	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Amey, Mike	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Anderson, Joshua M.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

24

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Andrews, David S.	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Beaumont, Stephen B.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Bishop, Gregory A.	Financial Inter Group	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Blau, Volker	Head Insurance	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Bodereau, Philippe	Credit Analyst	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Bosomworth, Andrew	Head Munich Port Mgmt	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Bridwell, Jennifer S	Mortgage Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Brittain, WH Bruce	Structured Product Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Clarida, Richard H	Global Strategic Advisor	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Conseil, Cyrille R.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Cummings, John B.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Dada, Suhail H.	Head, Middle East Bus Dev	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Davies, Mark John	Global Head, Risk Mgmt	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

De Leon, William G.	EVP, Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Devlin, Edward	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Durham, Jennifer E.	Chief Compliance Officer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Fisher III, David N.	Global Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Foong, Hock Meng	Acct Mgr / Office Head	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

25

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Fournier, Joseph A.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Fuhrmann, Dorothee J.	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Fluor III, Richard F.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Gleason, George Steven	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Gomez, Michael A.	Emerging Market Port Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Graham, Stuart Thomson	Head, PIMCO Canada	PIMCO Canada	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Greer, Robert J.	Real Return Product Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Hally, Gordon C.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Hardaway, John P.	Mgr, Mut Funds Operations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Harumi, Kazunori	Client Svcs - Pension	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Holloway Jr., Dwight F.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Hudoff, Mark T.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

King, Stephanie Lorraine	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Lehavi, Yanay	Senior Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Lettich, Bruno Joseph	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Louanges, Matthieu	Head, Port. Business Mgmt	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Masanao, Tomoya	Portfolio Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

McCray, Mark V.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

26

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Mead, Robert	Portfolio Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Miller, John M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Millimet, Scott A.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Minaki, Haruki	Head Legal, Japan	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Mogelof, Eric J.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Monson, Kristen S.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Moore, James F.	Product Mgr, Pension Spec	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Morena, Robert	Head, Inst Bus Dev NY	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Murata, Alfred T.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Okun, Eric Alan	Senior Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Ong, Arthur Y.D.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Ongaro, Douglas J.	Head, Fin Inter Group	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Osses, Guillermo Ariel	Emerging Market Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Ozeki, Koyo	Hd, Asian Credit Research	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Parikh, Saumil H.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Park, Jung	Business Development	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Paulson, Bradley W.	Head Global Legal/Compl.	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Philipp, Elizabeth M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

27

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Porterfield, Mark J.	Media & Public Relations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Posch, Brigitte	Portfolio Manager, EM	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Rodosky, Stephen A.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Ruthen, Seth R.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Sargent, Jeffrey M.	Chief Admin. Officer EMEA	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Schneider, Jerome M	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Spajic, Luke Drago	Head - Pan Euro Credit PM	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Stracke, Thibault C.	Co-Head - Credit Research	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Streiff, Thomas F.	Product Mgr, Retirement	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Strelow, Peter G	Mgr, Mutual Funds Admin	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Taborsky, Mark A.	Product Manager, AA	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Tarman, Daniel I	Head of Mktg Communctns	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Toloui-Tehrani, Ramin	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Tournier, Eve Anne Celine	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Tyson, Richard E.	Senior Operations Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

van Heel, Marc	Head, Bus Dev NLD/BEL	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Ward, Jim	Head of Human Resources	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Wilson, John F.	Head, Bus Dev Australia	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

28

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Wilson, Susan L.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Witt, Frank	Head, Bus Dev DEU/AUT	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Wood, George H.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Young, Robert O.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Yu, Cheng-Yuan	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Afrasiabi, Mark Saied	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Ahto, Laura A.	Head-Ops,Admin,Euro Funds	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Anctil, Stacie D.	Pricing Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Arora, Amit	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Baburek, Daniel	Portfolio Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Beck, Lee Davison	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Berman, Scott Michael	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Berndt, Andreas	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Blair, David James	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Blomenkamp, Felix	Head ABS	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Blute, Ryan Patrick	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Bradshaw, Myles Emmerson Charles	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Broadwater, Kevin M.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

29

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Brown, Erik C.	Tax Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Bui, Giang H.	Structured Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Burns, Michael A.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Carnachan, Robert Scott	Asia Ex-Jpn Legal Counsel	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Cavalieri, John R.	Product Mgr, Real Return	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Chen, Wing-Harn	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Colter Jr., Eugene Maynard	Head, Messaging & Content	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Cressy, Jonathan B.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Damodaran, Kumaran K	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Darling, James	Account Manager	PIMCO Canada	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Dorff, David J.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Dorrian, Peter G.	Head, Remarketing	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Eedes, Linda	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Emons, Ben	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Feeny, Martin E.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Ferber, Steven Ellis	DC Channel, Business Dev.	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Fields, Robert A.	Muni Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Fisher, Marcellus M.	Manager, Trade Support	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

30

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Foxall, Julian	Portfolio Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Frisch, Ursula T.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Gandolfi, Alessandro	Head, Bus Dev Italy	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Garbuzov, Yuri P.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Getter, Christopher T.	Product Manager, EM	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Giurlani, Gian Luca	European Re- Marketing	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Grabar, Gregory S.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Griffiths, John Lawrence	Head of Business Dev - UK	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Gross, Jared B.	Product Manager, LDI	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Gupta, Sachin	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Gupta, Shailesh	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hasegawa, Tamotsu	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hastings, Arthur J.	Compliance Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hayes, Ray C.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Heimann, Ilan	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Helsing, Jeffrey	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Horne, Jonathan Lane	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hu, Gang	Portfolio Manager, TIPS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

31

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Hughes, Mark Alan	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hyman, Daniel Herbert	Portfolio Mgr, ABS-MBS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Jann, Juergen	Co-Head Munich Gbl Desk	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Johnson, Nicholas J	Commodity Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Katz, Ulrich	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Keck, Andreas	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Kelly, Benjamin Marcus	Account Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

King Jr., John Stephen	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Kirkbaumer, Steven P.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Komatsu, Mitsuaki	Head of Compliance	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Korinke, Kimberley Grace	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Korinke, Ryan Patrick	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Kressin, Thomas	Co-Head Munich Gbl Desk	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Kuhner, Kevin D.	Institutional Direct Mktr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Lackey, Warren M.	Director, Communications	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Larsen, Henrik P.	Mgr Fund Administration	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

LeBrun Jr., Richard R.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Li, Ji	MBS/ABS Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

32

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Lian, Chia Liang	EM Portfolio Manager	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Linke, Gordon F.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Loh, John J.	Mgr, Risk Operations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Lopez, Rafael A.	Head Operations, AsiaPac	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Ludwig, Steven Charles	Senior Compliance Officer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Mak, Richard	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Martel, Rene	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Martin, Scott W.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Meggers, Julie Ann	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Meyn, Cynthia Louise	Senior Operations Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Miller Jr., Kendall P.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Milo, Davida J.	CRM Platform Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Mitchell, Gail	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Mukherji, Raja	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Mulcahy, Matthew J.	Portfolio Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Nambimadom, Ramakrishnan S.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Nest, Matthew J.	Account Manager	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Nicholls, Steven B.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

33

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Nieves, Roger O.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

O’Connell, Gillian	Manager of Operations	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Okamura, Shigeki	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Osborne, Simon Timothy	Trade Compliance	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Pagani, Lorenzo P.	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Perez, Keith	Senior Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Phillipson, Daniel	Product Manager	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Pimentel, Rudolph	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Pittman, David J.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Potthof, Axel	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Prasad, Krishna	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Putyatin, Vladyslav	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Qu, Wendong	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Reimer, Ronald M.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Reisz, Paul W.	ST/Stable Value Prod Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Repoulis, Yiannis	Account Manager	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Rice, Thomas Edmund	European Legal Counsel	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Rollins, Melody	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

34

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Romano, Mark A.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Schaus, Stacy Leigh	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Schulist, Stephen O.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Schwetz, Myckola	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Sejima, Toru	Acct Mgr, Clnt Svcs-Pens	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Senne, Verena	L&C Officer	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Shaw, Matthew D.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Skobtsov, Ivan	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Smith, Kenton Todd	ABS/MBS Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Sonner, Michael	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Spalding, Scott M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Springer, Jeffrey	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Stack, Candice Elizabeth	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Staub, Christian Martin	Head, PIMCO Switzerland	PIMCO Switzerland LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Steele, Scott Patrick	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Strauch, Joel Edward	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Theodore, Kyle J.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Thompson, Michael Frazier	Co-Head, Euro Remarketing	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

35

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Thurston, Powell C.	Structured Product Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Trevithick, Natalie	Invest Grade Corp Trader	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Tsubota, Shiro	Client Servicing	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Vallarta-Jordal, Maria-Theresa F.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

van Akkeren, Marco	Portfolio Manager ABS-MBS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

van Bezooijen, Jeroen Teunis Steven	Product Manager, LDI	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

van Zoelen, Henk Jan	Account Mgr	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Viana, David	Int’l Compliance Officer	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Wada, Hiromi	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Walker, Trent W.	Financial Reporting Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Watchorn, Michael C.	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

White, Timothy C.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Whitton, Bransby M.	Account Manager	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Wild, Christian	Credit Research Analyst	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Wilner, Mitchell W.	High Yield Trader	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Yamamoto, Shinichi	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Abdikeev, Tamerlan	Manager, Bus Dev	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Adatia, Tina	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

36

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Agredano, Carlos	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Akerberg, Oskar	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Allamanis, Georgios	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Althof, Michael	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ananthanarayanan, Mangala V	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Anochie, Kwame A.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Asay, Susan	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Avancini, Joerg	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Bansal, Sharad	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Barnes, Donna E.	FINRA Prin & Compl Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Beard, Christopher	Manager, Compliance	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Benson, Sandra M.	Sr. Corporate Paralegal	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ben-Zvi, Kfir Naftali	Portfolio Pricing Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Bertolo, Matteo	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Bierman, Dave H.	Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Boehm, Timo	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Bolton, Laurence Edwin	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Boyd, C Robert	Senior Structure Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

37

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Brandl, Michael	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Brenner, Matthew H.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Brons, Jelle	Trading Associate	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Brune, Christopher P.	Risk Oversight Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Burdian, Michael R.	Port Assoc, Collateral	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Burns, Robert	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Byer, Jeffrey Alan	Fund Development	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Caltagirone, Christopher	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cantrill, Elizabeth Davis	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cheng, Audrey Lee	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Chin, Tracy	Credit Analyst	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Chipp, William	Global Service Liaison	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Chopra, Amit	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Clark, Raymond Matthew	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Clarke, James Robert	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Colasuonno, Richard T.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cooke, Anthony H.	Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cornelius, Darryl Paul	Product Specialist	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

38

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Cortes Gonzalez, Ana	Portfolio Manager, ABS	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cumby III, William Sylvester	Portfolio Manager ABS-MBS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dahlhoff, Juergen	Credit Research Analyst	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Danielsen, Birgitte	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Das, Aniruddha	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

David, Evan Allen	Software Development Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

De Bellis, Mary	Dom Trade Asst Supervisor	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

De Lorenzo, Nicola A.	Business Mgt Associate	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dilek, Burcin	Head Trade Support	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dittrich, Hanno	Head of ACE Compliance	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dombrovsky, Anton	Product Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dorsten, Matthew P.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dugan, Travis J.	Money Market Specialist	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dutta, Manish	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Edler, Vernon	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Edwards, Ben Matthew	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ellis, Edward L.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Eltz, Antoinette	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

39

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

England, Jason S.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Estep, Bret W.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Evans, Stefanie D.	Sr Mortgage Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Fan, Derek Chung Lee	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Fends, Melissa A.	Contracts Admin Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Finkenzeller, Thomas	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Forsyth, Andrew C.	Head, Bus Dev Canada	PIMCO Canada	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Fowler, Ellen	Executive Assistant	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Froehlich, Frank	Compliance Officer	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Furusho, Hiroaki	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Galli, Leandro Jose	Trading Associate	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Garnett, Andrew David	Regulatory Compliance Mgr	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ghosh, Sharad	Account Manager	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Gibson, Thomas C.	AIMR Compl Audit Spec	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Gingrich, Robert M	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Gould, Linda J	Fee Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Grady, Myrrha H.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Graves, Zoya Schoenholtz	Global Strategic Mktg&Ad	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

40

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Gruben, Kristin Lynn	Compliance Officer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Grzesik, Marco	Head, Bus Dev France	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Gu, Haidi	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Haaf, Tim	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Haeckl, Tanja	VP, Head Cash Desk	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Hagmeier, William Robert	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Hauschild, Matthew Richard	Senior Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Heravi, Kaveh Christian	Technology Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Herlan, Hans Joerg	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Hockswender III, Thomas R.	Senior Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Hsiang, Hwa-Ming	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ing, Terrence Liu	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Jacobs, Brian Harold	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Jelenz King, Silvia	Financial Writer	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Johnson, Eric D	Mutual Fund Admin	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Johnson, Kelly	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Jones, Jeff	Learning/Ldrshp Dvlpment	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Jones, Steven L.	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

41

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Jordan, Daniel V.	Fin Business Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kakuchi, Tadashi	Portfolio Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kam, Damien Joseph	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Karpov, Natalie	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kavafyan, Constance	Acct Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kellerhals, Philipp	Head Quant Strategies	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kersman, Alec	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kezelman, Jason M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kim, Aaron Hyun	Derivatives Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kim, Lisa	Product Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kingston, Rafer Alexander	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kirkowski, John Jeffrey	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kishimoto, Yayoi	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kohari, Chisato	Credit Analyst	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Komatsu, Hugo	Manager, Middle Ofc & Ops	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kuehne, Stefan	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kumar, Mukund	Sr Developer/Fin Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lang, Eddie F	Strategic Ops Project Mgr	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

42

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Lee, Alvin Lip Sin	Mgr, Compliance & Acctg	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lee, Robert Ru-Bor	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Leong, Chon-Ian	Alternatives	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Leong, Foong Ching	Funds Admin Manager	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Li, Li	Account Manager	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lilly III, Frederick Vivan	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Linder, Astrid	Product Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Liwski, Michael V.	Mgr, Client Report & Pres	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lofdahl, Christopher F.	Executive Office Team	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Loh, Cynthia Elizabeth Yue-Ling	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Long, Hui	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lopez, Joy Lynn	Tax Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Loriferne, Matthieu Hubert Felix	Credit Analyst	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Love, David Bernard	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lowe, Erika Hayflick	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mandy, Alain	Mgr, Cust, Acct & Fin Rep	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Manseau Guerdat, Chantal Marie Helene	Account Manager	PIMCO Canada Mgmt	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Martini, Nadege	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

43

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Mayershofer, Veronika	Portfolio Associate	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mazzocchi, Bettina Ester Florette	Re Marketing Account Mgr	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

McCann, Patrick Murphy	Global Operations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Merz, Frederic	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Metsch, Mark E.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Micali, Carlo	Account Manager	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mierau, Kristion T.	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mieth, Roland	Portfolio Manager, EM	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mittal, Mohit	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Moeljanto ,Lanny H.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Molloy, Carol	Account Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Morrison, John Edward	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Muehlethaler, Jeffrey Charles	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Murano, Yuko	HR Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Nabors, Robin	Sr. HR Generalist	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ng, Albert K.	Senior Programmer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Nguyen, Tommy D.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Nojima, Sachiko	Manager, Operations	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

44

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Norris, John F.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Nunziata, Cristina	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Okuma, Sachiko	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Olazabal, Joshua A	Executive Office Team	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Oliva, Jennifer Lynn	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ollenburger, Loren P.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Otterbein, Marie S.	Spvsr Producer Group	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Padmanabhan, Lalantika	Structured Credit Assoc	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Parikh, Bijal Y.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Pejavar, Sheila M.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Perez, Iohan	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Pont, Nicholas James	Remarketing Acct Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Price, Rosamond Jane	Remarketing Acct Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Pricer, Jesse L.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Putnicki, Matthew S	Global Product Associate	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Qiao, Yi	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Qiu, Ying	Portfolio Manager,ABS-MBS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Rahari, Pierre-Yves	Manager, Shareholder Svcs	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

45

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Rahman, Lupin	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ratner, Joshua D.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Reimer, Danelle J.	Trading Floor Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Riendeau, Kevin	Business Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Rogers,William A.	Structured Products Serv	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ronnie, Stephen	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Rowe, Cathy T.	Administrative Port Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Rudolph, Lynn	Sr. HR Generalist	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Sakane, Yoshiyuki	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Salastekar, Deepa A	ABS/MBS Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Scherzinger, Marion	Credit Research Analyst	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Schnatterer, Monika	Portfolio Associate	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Schuetz, Patricia Ann	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Schultes, Adrian O.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Schwab, Gerlinde	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Schwab, Stephen D.	Head of DC Sales Support	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Scibisz, Iwona E.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Scorah, Ian	Legal Counsel	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

46

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Seksaria, Rahul M.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Sesay, Therenah	Mgr Account Associate	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Shah, Sapna Kiran	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Sheehy, Erica H.	Compliance	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Shepherd, Julie M.	Manager, AM Support	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Shiroyama, Taro	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Singal, Alka	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Somersan-Coqui, Aylin	Account Manager	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Soto, Alyssa Michele	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Spandri, Tobias	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Spicijaric, Jennifer N.	Cash Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Stauffer, Christina	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Stravato, Richard	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Struc, Alexandru	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Sun, Hao	Account Manager	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Suo, Yuanyuan	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Suskind, Donald W.	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Takeuchi, Ichiro	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

47

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Takizuka, Hikaru	Compliance Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tam, Joe	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Taro, Maryam	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Telish, Christine M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Terry, Michael A.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tersin, Dominique	Trade Assistant	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

To, Steven P.	Software Development Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tomlinson, Brian	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Traber, Eva-Maria	Portfolio Associate	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tran, Loc Khanh	Sr Database Administrator	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tredwell, Alonzo S.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Trovato, Michael J.	Account Mgr., Middle East	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tse, Koonnang Colin	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tzemach, Yael Gayle	EM Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Upadhyay, Nishant	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Vames, Steven D.	Writer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Van De Zilver, Peter A.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Veit, Konstantin	Trading Associate	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

48

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Velasco, Christine Ann	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Velicer, Erik A.	Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

von der Linden, Greg	VP Staffing	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Walenbergh, Mark	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Walsh, Lauren Rita	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Walther, Kasten	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Warner IV, Hansford B.	Credit Structure Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Watford, Charles	Credit Research Analyst	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Weinberger, Michele Deborah	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wendler IV, Paul Frederick	Middle Office Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Werber, Keith Adam	Cash Desk Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Whitewolf, Lance E.	Funds Statistics	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wildermuth, Paul T.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wildforster, Kai	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Williams III, Charles A	Office Services & Support	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Williams, Jason A.	Trader	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Winters, Kevin Michael	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wittkop, Andrew T.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

49

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business

Wolf, Greggory S.	Shareholder Svcs Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wong, Tammy Nguyen	CRM Functional Lead	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Xu, Jianghua	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yang, Jing	Structured Credit Assoc	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yasnov, Vadim Igorevich	Financial Engr/Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yildiz, Sadettin	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yip, Jonathan	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yoon, Kenneth G.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yu, Anna W.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yu, Walter	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Zerner, Mary Alice	Head of Mktg Comm	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Zhang, Ji Sheng	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Blackrock Financial Management, Inc. performs investment advisory services for Registrant. The directors and officers of Blackrock and their other business affiliations for the past two fiscal years are:

Name and Position with BlackRock	Other Company	Position with Other Company

Ann Marie Petach, Chief Financial Officer and Managing Director	BAA Holdings, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Advisors, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director

50

Name and Position with BlackRock	Other Company	Position with Other Company

	BlackRock Capital Management, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Funding, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Funding International, Ltd., Cayman Islands	Chief Financial Officer and Managing Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock International Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Chief Financial Officer and Managing Director

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Chief Financial Officer and Managing Director

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Chief Financial Officer and Managing Director

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock UK 1 LP, London, England	Chief Financial Officer and Managing Director

	BlackRock US Newco, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	State Street Research & Management Company, Boston, MA	Chief Financial Officer and Managing Director

	SSRM Holdings, Inc., Boston, MA	Chief Financial Officer and Managing Director

Robert P. Connolly, General Counsel, Managing Director and Secretary	BAA Holdings, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Advisors, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Advisors Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Capital Management, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

51

Name and Position with BlackRock	Other Company	Position with Other Company

	BlackRock Funding, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Funding International, Ltd., Cayman Islands	General Counsel, Managing Director and Secretary

	BlackRock Holdco 2, Inc. Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Institutional Management Corporation, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock International Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Investment Management, LLC, Plainsboro, NJ	General Counsel, Managing Director and Secretary

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	General Counsel, Managing Director and Secretary

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	General Counsel, Managing Director and Secretary

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Portfolio Investments, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock UK 1 LP, London, England	General Counsel, Managing Director and Secretary

	BlackRock US Newco, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	State Street Research & Management Company, Boston, MA	General Counsel, Managing Director and Secretary

	SSRM Holdings, Inc., Boston, MA	General Counsel, Managing Director and Secretary

Laurence D. Fink, Chief Executive Officer and Director	BAA Holdings, LLC, Wilmington, DE	Chief Executive Officer and Director

	BlackRock, Inc., New York, NY	Chairman, Chief Executive Officer and Director

	BlackRock Advisors, LLC, Wilmington, DE	Chief Executive Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Chief Executive Officer and Director

52

Name and Position with BlackRock	Other Company	Position with Other Company

	BlackRock Advisors Singapore Pte. Ltd., Singapore	Chairman and Chief Executive Officer

	BlackRock Capital Management, Inc., Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock Capital Markets, LLC, Wilmington, DE	Chairman

	BlackRock Equity - Bond Funds Wilmington, DE	Director

	BlackRock Funding, Inc., Wilmington, DE	Chief Executive Officer

	BlackRock Funding International, Ltd., Cayman Islands	Chief Executive Officer and Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Chief Executive Officer and Director

	BlackRock HPB Management, LLC, New York, NY	Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Chief Executive Officer

	BlackRock International Holdings, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	Chairman and Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Chairman and Chief Executive Officer

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock US Newco, Inc., Wilmington, DE	Chairman and Chief Executive Officer

	State Street Research & Management Company, Boston, MA	Chairman, Chief Executive Officer and Director

	State Street Research Investment Services, Inc., Boston, MA	Director

	SSRM Holdings, Inc., Boston, MA	Chairman, Chief Executive Officer and Director

Robert S. Kapito, President and Director	BAA Holdings, LLC, Wilmington, DE	President and Director

	BlackRock, Inc., New York, NY	President and Director

53

Name and Position with BlackRock	Other Company	Position with Other Company

	BlackRock Advisors, LLC, Wilmington, DE	President and Director

	BlackRock Advisors Holdings, Inc., New York, NY	President and Director

	BlackRock Advisors Singapore Pte. Ltd., Singapore	President

	BlackRock Capital Management, Inc., Wilmington, DE	President and Director

	BlackRock Capital Markets, LLC, Wilmington, DE	Director

	BlackRock Funding, Inc., Wilmington, DE	President and Director

	BlackRock Funding International, Ltd., Cayman Islands	President and Director

	BlackRock Holdco 2, Inc. Wilmington, DE	President and Director

	BlackRock (Institutional) Canada Ltd., Toronto, Ontario	President and Director

	BlackRock Institutional Management Corporation, Wilmington, DE	President and Director

	BlackRock International Holdings, Inc., New York, NY	President and Director

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	President

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	President and Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	President and Director

	BlackRock US Newco, Inc., Wilmington, DE	President and Director

	Carbon Capital III, Inc. New York, NY	Director

	State Street Research & Management Company, Boston, MA	President and Director

	State Street Research Investment Services, Inc., Boston, MA	Director

	SSRM Holdings, Inc., Boston, MA	President and Director

54

Name and Position with BlackRock	Other Company	Position with Other Company

Paul Audet, Vice Chairman	BAA Holdings, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Cayco Limited, Cayman Islands	Director

	BlackRock Cayman Company, Cayman Islands	Director

	BlackRock Cayman Newco Limited, Cayman Islands	Director

	BlackRock Finco, LLC, Wilmington, DE	Director

	BlackRock Finco UK, Ltd., London, England	Director

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman and Director

	BlackRock Holdco Limited, Cayman Islands	Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman and Director

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman and Director

55

Name and Position with BlackRock	Other Company	Position with Other Company

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock Realty Advisors, Inc., Florham Park, NJ	Director

	BlackRock UK 1 LP, London, England	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman and Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Charles Hallac, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock India Private Ltd., Mumbai, India	Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

56

Name and Position with BlackRock	Other Company	Position with Other Company

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Barbara Novick, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	Chief Executive Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Scott Amero, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

57

Name and Position with BlackRock	Other Company	Position with Other Company

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	Anthracite Capital Inc. New York, NY	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Susan Wagner, Vice Chairman and Chief Operating Officer	BAA Holdings, LLC, Wilmington, DE	Vice Chairman, Chief Operating Officer and Director

	BlackRock, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Finco UK, Ltd., London, England	Director

58

Name and Position with BlackRock	Other Company	Position with Other Company

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman and Chief Operating Officer

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman and Chief Operating Officer

	BlackRock Mortgage Ventures, LLC Wilmington, DE	Director

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	State Street Research & Management Company, Boston, MA	Vice Chairman and Chief Operating Officer

	SSRM Holdings, Inc., Boston, MA	Vice Chairman and Chief Operating Officer

Robert Doll, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman and Director

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

59

Name and Position with BlackRock	Other Company	Position with Other Company

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	Portfolio Administration & Management Ltd., Cayman Islands	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Robert Fairbairn, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Asset Management U.K. Limited, London, England	Chairman and Director

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Group Limited London, England	Chairman and Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Chairman and Director

	BlackRock Investment Management (Australia) Limited, Victoria, Australia	Director

60

Name and Position with BlackRock	Other Company	Position with Other Company

	BlackRock Investment Management International Limited, London, England	Chairman and Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Investment Management (UK) Limited, London, England	Director

	BlackRock Japan Co., Ltd., Tokyo, Japan	Director

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock Securities Co, Ltd. Tokyo, Japan	Director

	BlackRock UK 1 LP, London, England	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	Grosvenor Alternate Partner Limited, London, England	Director

	Impact Investing Pty Ltd. Melbourne, Australia	Director

	PSN Pty Ltd. Melbourne, Australia	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Bennett Golub, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc. Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

61

Name and Position with BlackRock	Other Company	Position with Other Company

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Institutional Management Corporation Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc. Wilmington, DE	Vice Chairman

	SSRM Holdings, Inc. Boston, MA	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

Richard Kushel, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc. Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Japan Co., Ltd Tokyo, Japan	Director

	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC Wilmington, DE	Vice Chairman

	BlackRock Securities Co., Ltd Tokyo, Japan	Director

62

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock US Newco, Inc. Wilmington, DE	Vice Chairman

	SSRM Holdings, Inc. Boston, MA	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

Los Angeles Capital Management and Equity Research, Inc. performs investment advisory services for Registrant. The directors and officers of Los Angeles Capital and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business

Thomas D. Stevens, Chairman	None

Hal Reynolds, Chief Investment Officer	None

David Borger, Director of Research	None

Stuart Matsuda, Director of Trading	None

Acadian Asset Management LLC performs investment advisory services for Registrant. The directors and officers of Acadian and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business

Gary Bergstrom, Chairman, Member of Board of Managers	Acadian Asset Management (Singapore) Pte Ltd	ongoing	Director, asset management

John Chisholm, Executive Vice President, co-CIO, Member of Board of Managers	Acadian Asset Management (UK) Ltd	ongoing	Director, asset management

Churchill Franklin, Executive Vice President, Member of Board of Managers	Acadian Asset Management (UK) Ltd Acadian Asset Management (Australia) Ltd Acadian Cayman Limited G.P.	ongoing	Director, asset management

Ronald Frashure, Chief Executive Officer, President, co-CIO, Member of Board of Managers	Acadian Asset Management (Singapore) Pte Ltd Acadian Cayman Limited G.P.	ongoing	Director, asset management

Mark Minichiello, Senior Vice President, Chief Financial Officer, Treasurer, Secretary, Member of Board of Managers	Acadian Asset Management (UK) Ltd	ongoing	Director, asset management

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Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business

Raymond Mui, Senior Vice President, Member of Board of Managers	Acadian Cayman Limited G.P.	ongoing	Director, asset management

Brian Wolahan, Senior Vice President, Director of Alternative Strategies, Member of Board of Managers	None

James Wylie, Senior Vice President, Member of Board of Managers	Acadian Cayman Limited G.P.	ongoing	Director, asset management

Linda Gibson, Member of Board of Managers

Executive Vice President, Secretary and General Counsel-Old Mutual (US) Holdings Inc. (a holding company); Larch Lane Advisors, LLC (an investment adviser)

2100 Capital Group LLC (an investment adviser), Acadian Asset Management LLC

Old Mutual Asset Management Trust Company (a trust company)

		ongoing	Affiliated Directorships

Thomas Turpin, Member of Board of Managers	Executive Vice President and Chief Operating Officer-Old Mutual (US) Holdings Inc. (a holding company) Old Mutual Funds III (a registered investment company) Old Mutual Capital, Inc. (an investment adviser) Acadian Asset Management LLC (an investment adviser) Old Mutual Group Limited (a holding company) Old Mutual Asset Managers (Bermuda) Ltd. (an investment adviser) Old Mutual Group Services Limited (a financial services company) Liberty Ridge Capital, Inc. (an investment adviser) Chairman and Director Larch Lane Advisors, LLC (an investment adviser) Provident Investment Counsel, Inc. (an investment adviser) Ashfield Capital Partners, LLC. (an investment adviser) Old Mutual Funds II (a registered investment company) Old Mutual Insurance Series Fund (a registered investment company) Old Mutual Asset Managers (UK) Ltd. (an investment adviser) Analytic Investors, LLC (an investment adviser) Copper Rock Capital Partners, LLC (an investment adviser) Old Mutual Asset Management Trust Company (a trust company) 2100 Capital Group LLC (an investment adviser) Rogge Global Partners plc (an investment adviser) Investment Counselors of Maryland, LLC (an investment adviser) LML Holdings, Inc. (a holding company for Lincluden affiliated financial services firms)	ongoing	Affiliated Directorships

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Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business

Stephen Clarke, Member of Board of Managers	Senior Vice President, Relationship Manager -Old Mutual (US) Holdings Inc. (a holding company); Acadian Asset Management LLC (an investment adviser) Lincluden Management Limited (an investment adviser)	ongoing	Affiliated Directorships

John Grady, Member of Board of Managers	Executive Vice President, Strategy and Business Development-Old Mutual (US) Holdings Inc. (a holding company); Acadian Asset Management LLC (an investment adviser)	ongoing	Affiliated Directorships

Kathryn Horgan, Member of Board of Managers	Executive Vice President, Director of Human Resources-Old Mutual (US) Holdings Inc. (a holding company); Acadian Asset Management LLC (an investment adviser)	ongoing	Affiliated Directorships

Lazard Asset Management LLC (“Lazard”), is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of Lazard, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to the Form ADV filed with the SEC by Lazard (SEC File No. 801-61701).

ITEM 27.	PRINCIPAL UNDERWRITERS

(a) As it pertains to the Forward Series of the Registrant, the sole principal underwriter for each series is ALPS Distributors, which acts as distributor for the Forward Series of the Registrant and the following investment companies: AARP Funds, ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BLDRS Index Fund Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, Cullen Funds, DIAMONDS Trust, EGA Global Shares Trust , Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Milestone Funds, MTB Group of Funds, OOK, Inc., Pax World Funds, PowerShares QQQ 100 Trust Series 1, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., TXF Funds, Inc., Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

ALPS Distributors is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. ALPS Distributors is located at 1290 Broadway, Suite 1100, Denver, CO 80203.

As it pertains to the Accessor Series of the Registrant, the sole principal underwriter for each series is SEI Investments Distribution Co. (“SIDCO”), which acts as distributor for the Accessor Series of the Registrant and the following other funds: SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Oak Associates Funds, CNI Charter Funds, iShares Inc., iShares Trust, Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.), Causeway Capital Management Trust, Barclays Global Investors Funds, SEI Opportunity Fund, LP, The Arbitrage Funds, The Turner Funds, ProShares Trust, Community Reinvestment Act Qualified Investment Fund, SEI Alpha Strategy Portfolios, LP, TD Asset Management USA Funds, SEI Structured Credit Fund, LP, Wilshire Mutual Funds, Inc.,Wilshire Variable Insurance Trust, and Global X Funds

65

SEI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. SEI is located at 1 Freedom Valley Drive, Oaks, PA 19456.

(b) As it pertains to the Forward Series of the Registrant and to the best of its’ knowledge, the directors and executive officers of ALPS Distributors, a distributor for Registrant, are as follows:

Name and Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Edmund J. Burke	Director	None
Spencer Hoffman	Director	None
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	None
John C. Donaldson	Executive Vice President, Chief Financial Officer	None
Richard Hetzer	Executive Vice President	None
Diana M. Adams	Senior Vice President, Controller, Treasurer	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director - Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None
Erin E. Douglas	Vice President, Senior Associate Counsel	None
JoEllen Legg	Vice President, Associate Counsel	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None

*	C/O ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.

66

As it pertains to the Accessor Series of the Registrant and to the best of its’ knowledge, the directors and executive officers of SIDCO, a distributor for Registrant, are as follows:

Name and Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	None
Edward D. Loughlin	Director	None
Wayne M. Withrow	Director	None
Kevin Barr	President & Chief Executive Officer	None
Maxine Chou	Chief Financial Officer, Chief Operations Officer & Treasurer	None
Thomas Rodman	Chief Operations Officer	None
John C. Munch	General Counsel & Secretary	None
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	None
John C. Munch	General Counsel & Secretary	None
Mark J. Held	Senior Vice President	None
Lori L. White	Vice President & Assistant Secretary	None
John Coary	Vice President & Assistant Secretary	None
John Cronin	Vice President	None
Robert Silvestri	Vice President	None

*	C/O SEI Investments Distribution Co., 1 Freedom Valley Drive, Oaks, PA 19456

(c) As it pertains to the Forward Series of the Registrant, commissions and other compensation received, directly or indirectly, from the Forward Funds during the last fiscal year by ALPS Distributors, one of the Registrant’s unaffiliated principal underwriter, were as follows:

Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchase	Brokerage Commissions	Other Compensation
None	None	None	None

As it pertains to the Accessor Series of the Registrant, commissions and other compensation received, directly or indirectly, from the Forward Funds during the last fiscal year by SEI, one of the Registrant’s unaffiliated principal underwriter, were as follows:

Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchase	Brokerage Commissions	Other Compensation
None	None	None	None

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS.

As it pertains to the Registrant, certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and the records relating to the duties of the transfer agent are maintained by ALPS, 1290 Broadway, Suite 1100, Denver, CO 80203 and the Registrant’s custodian are maintained by BBH, 40 Water Street, Boston, MA 02109. Certain other books and records are maintained at the offices of the Registrant at 433 California Street, 11th Floor, San Francisco, CA 94104.

As it pertains to the Forward Series of the Registrant, records relating to the duties of the distributor and fund accounting agent are maintained by ALPS, 1290 Broadway, Suite 1100, Denver, CO 80203. As it pertains to the Accessor Series of the Registrant, certain records relating to the duties of the distributor and fund accounting agent are maintained by SEI, 1 Freedom Valley Drive, Oaks, PA 19456.

ITEM 29.	MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

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ITEM 30.	UNDERTAKINGS

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and the State of California, on this 30th day of December, 2009.

FORWARD FUNDS

/s/ J. ALAN REID, JR.

J. Alan Reid, Jr.
PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ J. ALAN REID, JR. J. Alan Reid, Jr.	President and Trustee	December 30, 2009

/s/ HAIG G. MARDIKIAN* Haig G. Mardikian	Trustee	December 30, 2009

/s/ DONALD O’CONNOR* Donald O’Connor	Trustee	December 30, 2009

/s/ DEWITT F. BOWMAN* DeWitt F. Bowman	Trustee	December 30, 2009

/s/ CECILIA H. HERBERT* Cecilia H. Herbert	Trustee	December 30, 2009

/s/ BARBARA TOLLE Barbara Tolle	Treasurer	December 30, 2009

*By:	/s/ BARBARA TOLLE
Barbara Tolle
Attorney-in-Fact

Exhibit List

Item #23	Description

(a)(2)	Revised Schedule A to the Amended and Restated Agreement and Declaration of Trust of the Registrant.

(b)	Amended and Restated By-Laws of the Registrant dated December 8, 2005 and as amended as of December 7, 2006, March 4, 2009, September 25, 2009.

(d)(4)	Amended Exhibit B to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with respect to the Accessor Series of the Registrant.

(d)(6)(b)

Second Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of November 1, 2009 with respect to the International Small Companies Fund.

(d)(7)(c)	Third Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of November 1, 2009 with respect to the Forward Emerging Markets Fund.

(e)(1)(c)	Form of Addendum to Schedule A to the Distribution Agreement between the Registrant and ALPS Distributors dated as of September 14, 2009, with respect to the Forward Series of the Registrant.

(h)(1)(b)

Form of Addendum to Appendix A to the Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS made as of September 14, 2009 with respect to the Forward Series of the Registrant.

(h)(2)(b)	Form of Addendum to Schedule A-1 and Schedule B to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of September 14, 2009.

(h)(2)(c)	Form of Amended Schedule A-2 to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of September 14, 2009.

(h)(3)(b)	Form of Addendum to Schedule I-A to the Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of September 14, 2009.

(h)(3)(c)	Form of Addendum to Schedule I-B to the Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of December 11, 2009.

(h)(5)

Amended and Restated Shareholder Services Plan for the Class A, Class B, Class C, Class M, Investor Class, Advisor Class and Institutional Class shares, as applicable, of each of the Accessor Frontier Markets Fund, the Accessor Strategic Alternatives Fund, the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Legato Fund, the Forward Real Estate Fund, the Forward Large Cap Equity Fund, the Forward International Fixed Income Fund, the Forward Long/Short Credit Analysis Fund, the Forward Select Income Fund, the Forward Strategic Reality Fund, the Forward Global Infrastructure Fund, the Forward International Real Estate Fund, the Forward HITR Fund.

(h)(7)(c)	Form of Expense Limitation Agreement for the Forward Emerging Markets Fund (Class M shares) dated as of December 31, 2009.

(h)(7)(h)	Form of Expense Limitation Agreement for the Forward Long/Short Credit Analysis Fund (Class M shares) dated as of December 31, 2009.

(h)(7)(q)	Form of Expense Limitation Agreement for the Forward Global Infrastructure Fund (Class M shares) dated as of December 31, 2009.

(h)(7)(s)	Form of Expense Limitation Agreement for the Forward Select Income Fund (Class M shares) dated as of December 31, 2009.

(h)(7)(u)	Form of Expense Limitation Agreement for the Forward Tactical Growth Fund (Class M shares) dated as of December 31, 2009.

(h)(8)(b)	Amended Schedule 1 to the Compliance Support Services Agreement.

(i)

Legal Opinion of Dechert LLP as to legality of securities being registered, with respect to the Class M shares for the Forward Emerging Markets Fund, Forward Global Infrastructure Fund, Forward International Small Companies Fund, Forward Long/Short Credit Analysis Fund, Forward Select Income Fund, Forward Small Cap Equity Fund and Forward Tactical Growth Fund.

(j)(1)

Consent of Independent Registered Public Accounting Firm, with respect to the the Forward Emerging Markets Fund, Forward Global Infrastructure Fund, Forward International Small Companies Fund, Forward Long/Short Credit Analysis Fund, Forward Select Income Fund, Forward Small Cap Equity Fund and Forward Tactical Growth Fund.

(j)(3)	Power of Attorney for Cecilia H. Herbert.

(m)(7)(a)

Amended Distribution and Service Plan for A Class and C Class shares, as applicable, of each of the Accessor Growth Fund, the Accessor Value Fund, the Accessor Small to Mid Cap Fund, the Accessor International Equity Fund, the Accessor Investment Grade Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor High Yield Bond Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund.

(p)(16)	Code of Ethics of Los Angeles Capital Management and Equity Research, Inc.